UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

Fidelity® Series

100 Index

Fund

Fidelity Series 100 Index Fund

Class F

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series 100 Index Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014) for Series 100 Index and for the period (December 4, 2013 to May 31, 2014) for Class F. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value May 31, 2014	Expenses Paid During Period
Series 100 Index	.10%
Actual		$ 1,000.00	$ 1,068.80	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class F	.05%
Actual		$ 1,000.00	$ 1,076.10	$ .25 C
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Series 100 Index and multiplied by 179/365 (to reflect the period December 4, 2013 to May 31, 2014) for Class F.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.3	5.1
Exxon Mobil Corp.	4.1	4.1
Microsoft Corp.	2.9	2.9
Johnson & Johnson	2.7	2.7
General Electric Co.	2.5	2.7
Wells Fargo & Co.	2.3	2.1
Chevron Corp.	2.2	2.4
Berkshire Hathaway, Inc. Class B	2.2	2.1
Procter & Gamble Co.	2.0	2.3
JPMorgan Chase & Co.	2.0	2.1
	28.2
Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.3	22.0
Financials	14.6	15.1
Health Care	13.1	12.6
Energy	11.1	11.3
Consumer Staples	11.1	11.6
Industrials	10.1	10.3
Consumer Discretionary	9.7	10.4
Telecommunication Services	3.6	3.3
Materials	2.1	2.0
Utilities	0.7	0.8

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 1.0%
Ford Motor Co.	1,090,501	$ 17,927,836
General Motors Co.	360,464	12,464,845
		30,392,681
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	273,711	27,762,507
Starbucks Corp.	209,013	15,308,112
		43,070,619
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	102,863	32,149,831
Media - 3.8%
Comcast Corp. Class A	720,734	37,622,315
The Walt Disney Co.	450,547	37,850,453
Time Warner, Inc.	246,829	17,236,069
Twenty-First Century Fox, Inc. Class A	536,651	19,002,812
		111,711,649
Multiline Retail - 0.3%
Target Corp.	174,778	9,920,399
Specialty Retail - 1.5%
Home Depot, Inc.	389,387	31,240,519
Lowe's Companies, Inc.	289,181	13,614,641
		44,855,160
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	205,669	15,818,003
TOTAL CONSUMER DISCRETIONARY		287,918,342
CONSUMER STAPLES - 11.1%
Beverages - 2.7%
PepsiCo, Inc.	420,975	37,184,722
The Coca-Cola Co.	1,047,710	42,861,816
		80,046,538
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	121,587	14,106,524
CVS Caremark Corp.	326,951	25,606,802
Wal-Mart Stores, Inc.	447,360	34,343,827
Walgreen Co.	241,712	17,381,510
		91,438,663
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.6%
Mondelez International, Inc.	470,335	$ 17,694,003
Household Products - 2.6%
Colgate-Palmolive Co.	241,391	16,511,144
Procter & Gamble Co.	749,728	60,570,525
		77,081,669
Tobacco - 2.1%
Altria Group, Inc.	551,042	22,901,306
Philip Morris International, Inc.	438,320	38,808,853
		61,710,159
TOTAL CONSUMER STAPLES		327,971,032
ENERGY - 11.1%
Energy Equipment & Services - 2.1%
Halliburton Co.	235,272	15,207,982
National Oilwell Varco, Inc.	118,491	9,700,858
Schlumberger Ltd.	361,488	37,609,212
		62,518,052
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	139,296	14,327,987
Apache Corp.	109,145	10,174,497
Chevron Corp.	527,891	64,819,736
ConocoPhillips Co.	339,029	27,101,978
Devon Energy Corp.	105,891	7,825,345
Exxon Mobil Corp.	1,194,860	120,119,276
Occidental Petroleum Corp.	219,755	21,907,376
		266,276,195
TOTAL ENERGY		328,794,247
FINANCIALS - 14.6%
Banks - 7.8%
Bank of America Corp.	2,922,182	44,241,835
Citigroup, Inc.	839,608	39,940,153
JPMorgan Chase & Co.	1,047,090	58,186,791
U.S. Bancorp	503,951	21,261,693
Wells Fargo & Co.	1,324,001	67,232,771
		230,863,243
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 1.4%
Bank of New York Mellon Corp.	313,852	$ 10,846,725
Goldman Sachs Group, Inc.	116,427	18,606,199
Morgan Stanley	387,867	11,969,576
		41,422,500
Consumer Finance - 1.2%
American Express Co.	252,676	23,119,854
Capital One Financial Corp.	158,388	12,495,229
		35,615,083
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	497,767	63,883,417
Insurance - 1.5%
Allstate Corp.	123,627	7,202,509
American International Group, Inc.	404,828	21,889,050
MetLife, Inc.	310,668	15,822,321
		44,913,880
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	86,895	14,464,542
Washington Prime Group, Inc. (a)	434	8,632
		14,473,174
TOTAL FINANCIALS		431,171,297
HEALTH CARE - 13.1%
Biotechnology - 2.7%
Amgen, Inc.	208,766	24,214,768
Biogen Idec, Inc. (a)	65,365	20,875,620
Gilead Sciences, Inc. (a)	425,340	34,541,861
		79,632,249
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	426,672	17,071,147
Baxter International, Inc.	150,196	11,176,084
Medtronic, Inc.	276,734	16,889,076
		45,136,307
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	273,520	21,780,398
Pharmaceuticals - 8.2%
AbbVie, Inc.	439,239	23,863,855
Bristol-Myers Squibb Co.	454,593	22,611,456
Eli Lilly & Co.	272,457	16,309,276
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	782,216	$ 79,363,635
Merck & Co., Inc.	813,108	47,046,429
Pfizer, Inc.	1,764,935	52,295,024
		241,489,675
TOTAL HEALTH CARE		388,038,629
INDUSTRIALS - 10.1%
Aerospace & Defense - 3.5%
General Dynamics Corp.	89,903	10,619,342
Honeywell International, Inc.	216,819	20,196,690
Lockheed Martin Corp.	74,658	12,217,782
Raytheon Co.	86,964	8,485,077
The Boeing Co.	189,113	25,577,533
United Technologies Corp.	232,825	27,058,922
		104,155,346
Air Freight & Logistics - 1.1%
FedEx Corp.	76,810	11,072,930
United Parcel Service, Inc. Class B	196,498	20,412,212
		31,485,142
Electrical Equipment - 0.4%
Emerson Electric Co.	194,382	12,971,111
Industrial Conglomerates - 3.4%
3M Co.	174,078	24,814,819
General Electric Co.	2,774,248	74,322,104
		99,136,923
Machinery - 0.6%
Caterpillar, Inc.	176,363	18,029,589
Road & Rail - 1.1%
Norfolk Southern Corp.	85,639	8,628,129
Union Pacific Corp.	125,828	25,073,746
		33,701,875
TOTAL INDUSTRIALS		299,479,986
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,424,374	$ 35,068,088
QUALCOMM, Inc.	467,598	37,618,259
		72,686,347
Internet Software & Services - 4.6%
eBay, Inc. (a)	322,185	16,344,445
Facebook, Inc. Class A (a)	472,368	29,900,894
Google, Inc.:
Class A (a)	78,054	44,619,569
Class C (a)	78,054	43,786,733
		134,651,641
IT Services - 3.9%
Accenture PLC Class A	176,133	14,346,033
IBM Corp.	270,664	49,899,615
MasterCard, Inc. Class A	282,157	21,570,903
Visa, Inc. Class A	140,161	30,110,788
		115,927,339
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	1,374,802	37,559,591
Texas Instruments, Inc.	299,795	14,084,369
		51,643,960
Software - 4.2%
Microsoft Corp.	2,088,653	85,509,454
Oracle Corp.	957,551	40,236,293
		125,745,747
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	246,643	156,125,017
EMC Corp.	560,105	14,876,389
Hewlett-Packard Co.	524,018	17,554,603
		188,556,009
TOTAL INFORMATION TECHNOLOGY		689,211,043
MATERIALS - 2.1%
Chemicals - 1.8%
E.I. du Pont de Nemours & Co.	256,335	17,766,579
Monsanto Co.	145,133	17,684,456
The Dow Chemical Co.	336,187	17,522,066
		52,973,101
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	287,132	$ 9,776,845
TOTAL MATERIALS		62,749,946
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	1,439,739	51,067,542
Verizon Communications, Inc.	1,145,062	57,207,298
		108,274,840
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	237,084	8,731,804
Southern Co.	245,523	10,748,997
		19,480,801
TOTAL COMMON STOCKS (Cost $2,734,324,032)		2,943,090,163
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 0.10% (b) (Cost $6,957,427)	6,957,427	6,957,427
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,741,281,459)		2,950,047,590
NET OTHER ASSETS (LIABILITIES) - 0.4%		11,009,560
NET ASSETS - 100%		$ 2,961,057,150
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
52 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 4,995,900	$ 100,803
28 CME S&P 500 Index Contracts (United States)	June 2014	13,450,500	177,356
TOTAL EQUITY INDEX CONTRACTS		$ 18,446,400	$ 278,159

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,846
Fidelity Securities Lending Cash Central Fund	2,958
Total	$ 8,804
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 287,918,342	$ 287,918,342	$ -	$ -
Consumer Staples	327,971,032	327,971,032	-	-
Energy	328,794,247	328,794,247	-	-
Financials	431,171,297	431,171,297	-	-
Health Care	388,038,629	388,038,629	-	-
Industrials	299,479,986	299,479,986	-	-
Information Technology	689,211,043	689,211,043	-	-
Materials	62,749,946	62,749,946	-	-
Telecommunication Services	108,274,840	108,274,840	-	-
Utilities	19,480,801	19,480,801	-	-
Money Market Funds	6,957,427	6,957,427	-	-
Total Investments in Securities:	$ 2,950,047,590	$ 2,950,047,590	$ -	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 278,159	$ 278,159	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 278,159	$ -
Total Value of Derivatives	$ 278,159	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,734,324,032)	$ 2,943,090,163
Fidelity Central Funds (cost $6,957,427)	6,957,427
Total Investments (cost $2,741,281,459)		$ 2,950,047,590
Segregated cash with brokers for derivative instruments		687,675
Receivable for investments sold		904,974
Receivable for fund shares sold		3,286,105
Dividends receivable		6,863,745
Distributions receivable from Fidelity Central Funds		589
Receivable for daily variation margin for derivative instruments		30,697
Total assets		2,961,821,375

Liabilities
Payable for fund shares redeemed	$ 579,593
Accrued management fee	120,930
Other affiliated payables	63,702
Total liabilities		764,225

Net Assets		$ 2,961,057,150
Net Assets consist of:
Paid in capital		$ 3,353,353,994
Undistributed net investment income		30,475,665
Accumulated undistributed net realized gain (loss) on investments		(631,816,799)
Net unrealized appreciation (depreciation) on investments		209,044,290
Net Assets		$ 2,961,057,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2014 (Unaudited)

Series 100 Index: Net Asset Value, offering price and redemption price per share ($1,553,565,729 ÷ 123,515,985 shares)	$ 12.58

Class F: Net Asset Value, offering price and redemption price per share ($1,407,491,421 ÷ 111,898,605 shares)	$ 12.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 31,540,365
Interest		425
Income from Fidelity Central Funds		8,804
Total income		31,549,594

Expenses
Management fee	$ 682,540
Transfer agent fees	383,228
Independent trustees' compensation	5,489
Interest	190
Miscellaneous	2,482
Total expenses		1,073,929
Net investment income (loss)		30,475,665
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,344,063
Futures contracts	1,141,056
Total net realized gain (loss)		37,485,119
Change in net unrealized appreciation (depreciation) on: Investment securities	123,835,581
Futures contracts	118,072
Total change in net unrealized appreciation (depreciation)		123,953,653
Net gain (loss)		161,438,772
Net increase (decrease) in net assets resulting from operations		$ 191,914,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,475,665	$ 55,469,554
Net realized gain (loss)	37,485,119	622,362,073
Change in net unrealized appreciation (depreciation)	123,953,653	(130,836,494)
Net increase (decrease) in net assets resulting from operations	191,914,437	546,995,133
Distributions to shareholders from net investment income	-	(209,886,783)
Share transactions - net increase (decrease)	58,858,036	(5,646,352,795)
Total increase (decrease) in net assets	250,772,473	(5,309,244,445)

Net Assets
Beginning of period	2,710,284,677	8,019,529,122
End of period (including undistributed net investment income of $30,475,665 and undistributed net investment income of $0, respectively)	$ 2,961,057,150	$ 2,710,284,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series 100 Index

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 10.19	$ 8.85	$ 8.33	$ 8.05	$ 6.84
Income fromInvestment Operations
Net investment income (loss)D	.13	.25	.21	.18	.17	.18
Net realized and unrealized gain (loss)	.68	2.35	1.31	.51	.29	1.23
Total from investment operations	.81	2.60	1.52	.69	.46	1.41
Distributions from net investment income	-	(1.02)	(.18)	(.17)	(.18)	(.20)
Net asset value, end of period	$ 12.58	$ 11.77	$ 10.19	$ 8.85	$ 8.33	$ 8.05
Total ReturnB, C	6.88%	27.56%	17.49%	8.34%	5.83%	21.29%
Ratios to Average Net AssetsE, G
Expenses before reductions	.10%A	.18%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.10%A	.17%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.10%A	.17%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.13%A	2.34%	2.17%	2.05%	2.06%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,553,566	$ 2,710,285	$ 8,019,529	$ 6,413,368	$ 5,796,424	$ 5,838,679
Portfolio turnover rateF	10%A	19%	10%	6%	6%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Six months ended May 31, 2014F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69
Income from Investment Operations
Net investment income (loss)C	.13
Net realized and unrealized gain (loss)	.76
Total from investment operations	.89
Net asset value, end of period	$ 12.58
Total ReturnB	7.61%
Ratios to Average Net AssetsD, G
Expenses before reductions	.05%A
Expenses net of fee waivers, if any	.05%A
Expenses net of all reductions	.05%A
Net investment income (loss)	2.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,407,491
Portfolio turnover rateE	10%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period December 4, 2013 (commencement of sale of shares) to May 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity® Series 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class F shares on December 4, 2013. The Fund offers Series 100 Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, contributions in kind, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 534,801,933
Gross unrealized depreciation	(342,716,248)
Net unrealized appreciation (depreciation) on securities and other investments	$ 192,085,685

Tax cost	$ 2,757,961,905

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (352,545,859)
2018	(297,318,580)
Total with expiration	$ (649,864,439)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $1,141,056 and a change in net unrealized appreciation (depreciation) of $118,072 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $236,713,679 and $148,132,875, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Series 100 Index so that the total expenses do not exceed .10%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .075% of average net assets for Series 100 Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series 100 Index pays a portion of the transfer agent fees at an annual rate of .05% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series 100 Index	$ 383,228

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,115,000.32%		$ 190

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,482 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,958.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Series 100 Index	$ -	$ 209,886,783
Class F	-	-
Total	$ -	$ 209,886,783

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014 A	Year ended November 30, 2013	Six months ended May 31, 2014 A	Year ended November 30, 2013
Series 100 Index
Shares sold	18,040,154	59,244,955	$ 214,538,436	$ 660,899,049
Reinvestment of distributions	-	21,167,619	-	209,886,783
Shares redeemed	(124,882,130)	(637,102,463)	(1,464,165,757)	(6,517,138,627)
Net increase (decrease)	(106,841,976)	(556,689,889)	$ (1,249,627,321)	$ (5,646,352,795)
Class F
Shares sold	119,808,067	-	$ 1,403,375,382	$ -
Reinvestment of distributions	-	-	-	-
Shares redeemed	(7,909,462)	-	(94,890,025)	-
Net increase (decrease)	111,898,605	-	$ 1,308,485,357	$ -

A Share transactions for Class F are for the period December 4, 2013 (commencement of sale of shares) to May 31, 2014.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

HUN-SANN-0714
1.842446.107

Fidelity®

Nasdaq Composite Index®

Fund

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Actual	.29%	$ 1,000.00	$ 1,049.80	$ 1.48
HypotheticalA		$ 1,000.00	$ 1,023.49	$ 1.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.8	8.2
Microsoft Corp.	5.3	5.2
Google, Inc. Class A	2.5	4.7
Google, Inc. Class C	2.5	0.0
Amazon.com, Inc.	2.3	2.9
QUALCOMM, Inc.	2.1	2.1
Intel Corp.	2.1	1.9
Cisco Systems, Inc.	2.0	1.9
Facebook, Inc. Class A	2.0	1.4
Gilead Sciences, Inc.	2.0	1.9
	31.6
Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	47.2	45.2
Consumer Discretionary	18.6	20.1
Health Care	14.9	14.9
Financials	6.8	7.0
Industrials	4.9	4.5
Consumer Staples	3.9	3.9
Energy	1.3	1.2
Telecommunication Services	1.1	1.5
Materials	0.8	0.8
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Fund seeks I00% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 0.3%
China Automotive Systems, Inc. (d)	2,230	$ 19,680
China XD Plastics Co. Ltd. (a)	4,588	50,193
Dorman Products, Inc. (a)(d)	4,465	237,225
Federal-Mogul Corp. Class A (a)(d)	19,023	315,592
Fox Factory Holding Corp.	4,150	70,924
Fuel Systems Solutions, Inc. (a)	2,518	24,601
Gentex Corp.	18,633	538,866
Gentherm, Inc. (a)	4,079	167,769
Motorcar Parts of America, Inc. (a)	2,168	51,642
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	2,441	10,618
Remy International, Inc.	4,429	105,366
Shiloh Industries, Inc. (a)	2,425	43,868
SORL Auto Parts, Inc. (a)	1,464	5,022
Spartan Motors, Inc.	2,787	13,768
Strattec Security Corp.	415	27,390
The Goodyear Tire & Rubber Co.	30,633	807,792
		2,490,316
Automobiles - 0.4%
Kandi Technolgies, Inc. (a)(d)	5,375	65,736
Tesla Motors, Inc. (a)(d)	15,805	3,283,805
		3,349,541
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,760	145,517
LKQ Corp. (a)	39,250	1,088,795
Pool Corp.	5,877	339,279
VOXX International Corp. (a)	3,232	28,005
Weyco Group, Inc.	1,086	29,680
		1,631,276
Diversified Consumer Services - 0.2%
2U, Inc. (d)	5,602	80,893
American Public Education, Inc. (a)(d)	2,623	92,697
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	14,760	395,568
Ascent Capital Group, Inc. (a)	2,009	124,116
Cambium Learning Group, Inc. (a)	3,505	7,851
Capella Education Co.	1,762	100,857
Career Education Corp. (a)	8,921	41,661
Collectors Universe, Inc.	712	14,724
Corinthian Colleges, Inc. (a)(d)	7,598	6,360
Education Management Corp. (a)(d)	14,662	27,418
Grand Canyon Education, Inc. (a)	6,590	290,290
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Houghton Mifflin Harcourt Co.	19,033	$ 346,781
JTH Holding, Inc. Class A (a)(d)	3,130	86,044
Learning Tree International, Inc. (a)	1,097	3,083
Lincoln Educational Services Corp.	1,850	7,086
Matthews International Corp. Class A	3,410	139,810
National American University Holdings, Inc.	1,829	6,219
Steiner Leisure Ltd. (a)	1,581	63,525
Strayer Education, Inc. (a)	1,129	61,689
Tarena International, Inc. ADR	2,900	26,013
		1,922,685
Hotels, Restaurants & Leisure - 2.7%
Ambassadors Group, Inc. (a)	1,175	4,771
BJ's Restaurants, Inc. (a)(d)	3,417	107,943
Bloomin' Brands, Inc. (a)	15,939	332,169
Bob Evans Farms, Inc.	3,477	155,318
Bravo Brio Restaurant Group, Inc. (a)	2,791	44,098
Buffalo Wild Wings, Inc. (a)(d)	2,488	359,541
Caesars Acquisition Co. (a)(d)	18,664	224,901
Caesars Entertainment Corp. (a)(d)	18,028	328,650
Carrols Restaurant Group, Inc. (a)	1,559	10,960
Century Casinos, Inc. (a)	2,256	13,852
China Lodging Group Ltd. ADR (a)(d)	3,262	81,876
Churchill Downs, Inc.	2,454	211,461
Chuy's Holdings, Inc. (a)(d)	1,871	61,126
Cracker Barrel Old Country Store, Inc.	3,054	307,080
Del Frisco's Restaurant Group, Inc. (a)	2,911	78,626
Denny's Corp. (a)	15,161	98,547
Diversified Restaurant Holdings, Inc. (a)(d)	2,434	10,953
Dunkin' Brands Group, Inc.	13,965	625,073
Einstein Noah Restaurant Group, Inc.	3,778	58,219
Empire Resorts, Inc. (a)(d)	4,655	29,327
Famous Dave's of America, Inc. (a)	1,074	34,443
Fiesta Restaurant Group, Inc. (a)	3,210	129,267
Gaming Partners International Corp. (a)	597	4,985
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	5,156	162,466
Iao Kun Group Hldng Co. Ltd. (a)(d)	7,974	26,633
Icahn Enterprises LP	15,189	1,555,354
Ignite Restaurant Group, Inc. (a)(d)	2,411	37,009
International Speedway Corp. Class A	3,238	100,669
Interval Leisure Group, Inc.	7,457	152,794
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Isle of Capri Casinos, Inc. (a)	5,860	$ 39,965
Jack in the Box, Inc.	5,411	312,377
Jamba, Inc. (a)	1,943	20,810
Kona Grill, Inc. (a)	1,463	28,631
Lakes Entertainment, Inc. (a)	2,346	11,613
Marriott International, Inc. Class A	37,779	2,327,942
Melco Crown Entertainment Ltd. sponsored ADR	24,286	837,138
Monarch Casino & Resort, Inc. (a)	1,459	23,884
Morgans Hotel Group Co. (a)	5,096	40,258
MTR Gaming Group, Inc. (a)	1,922	9,418
Multimedia Games Holding Co., Inc. (a)	4,284	123,165
Nathan's Famous, Inc. (a)	496	24,364
Noodles & Co. (d)	3,957	131,570
Norwegian Cruise Line Holdings Ltd. (a)	26,137	882,124
Panera Bread Co. Class A (a)	3,444	529,033
Papa John's International, Inc.	6,011	260,697
Penn National Gaming, Inc. (a)	9,303	108,473
Popeyes Louisiana Kitchen, Inc. (a)	2,826	121,292
Potbelly Corp.	3,682	58,212
Premier Exhibitions, Inc. (a)	3,637	3,310
Red Robin Gourmet Burgers, Inc. (a)	1,660	119,653
Rick's Cabaret International, Inc. (a)	1,724	18,102
Ruth's Hospitality Group, Inc.	3,483	42,667
Scientific Games Corp. Class A (a)	12,180	109,011
Sonic Corp. (a)	7,596	157,997
Starbucks Corp.	97,670	7,153,351
Texas Roadhouse, Inc. Class A	9,465	239,275
The Cheesecake Factory, Inc.	7,532	345,493
Town Sports International Holdings, Inc.	4,202	25,506
Wendy's Co.	48,005	393,641
Wynn Resorts Ltd.	12,984	2,791,170
		22,638,253
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	931	12,634
Cavco Industries, Inc. (a)	1,381	106,019
Dixie Group, Inc. (a)	767	9,012
EveryWare Global, Inc. (a)(d)	3,960	4,356
Flexsteel Industries, Inc.	976	32,481
Garmin Ltd. (d)	25,099	1,478,582
Helen of Troy Ltd. (a)	4,241	245,808
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Hooker Furniture Corp.	696	$ 9,953
iRobot Corp. (a)(d)	3,652	129,025
LGI Homes, Inc.	2,954	47,146
Lifetime Brands, Inc.	2,464	38,709
Nova LifeStyle, Inc. (a)	1,486	5,959
SGOCO Technology Ltd. (a)	1,000	2,170
Skullcandy, Inc. (a)	2,787	20,652
SodaStream International Ltd. (a)(d)	2,499	93,338
Stanley Furniture Co., Inc. (a)	825	2,219
Turtle Beach Corp. (a)(d)	4,437	45,612
Universal Electronics, Inc. (a)	2,253	102,466
Zagg, Inc. (a)	3,197	14,514
		2,400,655
Internet & Catalog Retail - 4.7%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	9,748
Amazon.com, Inc. (a)	59,167	18,492,646
Blue Nile, Inc. (a)	1,382	42,593
CafePress, Inc. (a)	1,330	6,850
Ctrip.com International Ltd. sponsored ADR (a)(d)	19,066	1,056,638
dELiA*s, Inc. (a)(d)	2,226	1,530
eLong, Inc. sponsored ADR (a)	1,876	27,014
Expedia, Inc.	15,173	1,112,181
FTD Companies, Inc. (a)(d)	2,632	78,670
Gaiam, Inc. Class A (a)	1,930	14,166
Geeknet, Inc. (a)	449	6,187
Groupon, Inc. Class A (a)(d)	88,637	521,186
HomeAway, Inc. (a)(d)	12,236	376,869
HSN, Inc.	7,066	393,011
JD.com, Inc. sponsored ADR	11,550	288,750
Lands' End, Inc. (a)(d)	4,169	115,731
Liberty Interactive Corp.:
(Venture Group) Series A (a)	8,676	576,086
Series A (a)	64,343	1,874,312
MakeMyTrip Ltd. (a)	5,727	146,668
Netflix, Inc. (a)	7,688	3,212,277
NutriSystem, Inc.	3,003	49,550
Overstock.com, Inc. (a)(d)	2,948	44,986
PetMed Express, Inc.	2,807	37,333
priceline.com, Inc. (a)	6,675	8,534,855
Qunar Cayman Islands Ltd. sponsored ADR	1,571	37,751
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
RetailMeNot, Inc.	6,363	$ 162,257
Shutterfly, Inc. (a)	5,062	208,251
TripAdvisor, Inc. (a)(d)	16,686	1,621,379
U.S. Auto Parts Network, Inc. (a)	2,459	8,877
ValueVision Media, Inc. Class A (a)	5,170	23,058
Vitacost.com, Inc. (a)	3,923	25,970
zulily, Inc. (d)	1,978	68,696
		39,176,076
Leisure Products - 0.4%
Arctic Cat, Inc.	1,743	65,014
Black Diamond, Inc. (a)(d)	4,678	50,429
Escalade, Inc.	1,592	25,440
Hasbro, Inc. (d)	17,014	913,652
JAKKS Pacific, Inc.	3,085	27,241
Johnson Outdoors, Inc. Class A	771	19,236
Malibu Boats, Inc. Class A (a)	1,315	26,063
Mattel, Inc. (d)	43,821	1,701,569
Smith & Wesson Holding Corp. (a)(d)	7,497	119,052
Summer Infant, Inc. (a)	1,750	5,005
		2,952,701
Media - 7.1%
AirMedia Group, Inc. ADR (a)	3,030	6,333
AMC Networks, Inc. Class A (a)	8,048	498,010
Beasley Broadcast Group, Inc. Class A	689	4,816
Bona Film Group Ltd. sponsored ADR (a)(d)	1,803	11,125
Carmike Cinemas, Inc. (a)	2,708	93,155
Central European Media Enterprises Ltd. Class A (a)(d)	17,046	48,581
Charter Communications, Inc. Class A (a)	13,687	1,959,157
China Yida Holding Co. (a)	388	1,222
Comcast Corp.:
Class A	278,319	14,528,252
Class A (special) (non-vtg.)	57,990	3,006,202
Crown Media Holdings, Inc. Class A (a)(d)	44,779	159,861
CTC Media, Inc.	21,219	215,797
Cumulus Media, Inc. Class A (a)	28,854	182,357
Daily Journal Corp. (a)(d)	220	37,686
Dex Media, Inc. (a)(d)	1,928	19,126
DIRECTV (a)	66,030	5,443,513
Discovery Communications, Inc.:
Class A (a)	17,057	1,312,707
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc.: - continued
Class B (a)	715	$ 51,451
Class C (non-vtg.) (a)	12,591	943,695
DISH Network Corp. Class A (a)	28,356	1,663,363
DreamWorks Animation SKG, Inc. Class A (a)(d)	10,450	293,436
Emmis Communications Corp. Class A (a)	2,486	6,936
Global Sources Ltd. (a)(d)	3,344	27,086
Hemisphere Media Group, Inc. (a)(d)	2,622	29,786
Insignia Systems, Inc. (a)	738	2,376
Lamar Advertising Co. Class A	10,794	532,576
Liberty Global PLC:
Class A (a)(d)	28,112	1,265,602
Class B (a)	247	11,095
Class C	69,698	2,983,074
Liberty Media Corp. Class A (a)	14,878	1,891,440
Loral Space & Communications Ltd. (a)	2,850	206,169
MDC Partners, Inc. Class A (sub. vtg.)	6,329	133,036
Morningstar, Inc.	5,834	415,031
National CineMedia, Inc.	7,340	115,018
News Corp.:
Class A (a)	51,915	885,670
Class B (a)	25,213	418,284
Nexstar Broadcasting Group, Inc. Class A	3,714	172,552
Radio One, Inc. Class D (non-vtg.) (a)(d)	5,190	23,096
ReachLocal, Inc. (a)(d)	2,733	16,398
Reading International, Inc. Class A (a)	2,789	24,571
Rentrak Corp. (a)	1,616	83,499
RRSat Global Communications Network Ltd.	1,296	11,910
Salem Communications Corp. Class A	2,027	17,311
Scholastic Corp.	4,160	132,621
SFX Entertainment, Inc. (d)	10,053	73,588
Sinclair Broadcast Group, Inc. Class A (d)	10,201	301,746
Sirius XM Holdings, Inc. (a)(d)	791,096	2,594,795
Sizmek, Inc. (a)	3,677	35,814
Spanish Broadcasting System, Inc. Class A (a)	311	1,847
Starz - Liberty Capital Series A (a)(d)	14,188	434,153
The Madison Square Garden Co. Class A (a)	8,788	482,022
Twenty-First Century Fox, Inc.:
Class A (d)	189,850	6,722,589
Class B	99,317	3,422,464
Value Line, Inc.	658	9,837
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
Class A	8,087	$ 690,630
Class B (non-vtg.)	48,536	4,141,577
VisionChina Media, Inc. ADR (a)	267	4,806
WPP PLC ADR	1,320	142,520
YOU On Demand Holdings, Inc. (a)(d)	1,926	6,182
		58,949,552
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	26,636	1,412,507
Fred's, Inc. Class A	5,184	79,160
Gordmans Stores, Inc.	2,098	9,021
Sears Holdings Corp. (a)(d)	13,864	583,051
The Bon-Ton Stores, Inc. (d)	2,482	25,416
Tuesday Morning Corp. (a)	5,371	86,795
		2,195,950
Specialty Retail - 1.6%
America's Car Mart, Inc. (a)(d)	822	29,798
Ascena Retail Group, Inc. (a)	20,072	335,102
bebe stores, Inc.	10,002	41,008
Bed Bath & Beyond, Inc. (a)(d)	27,422	1,668,629
Big 5 Sporting Goods Corp.	2,569	29,826
Body Central Corp. (a)(d)	1,200	1,068
Books-A-Million, Inc. (a)	1,634	3,578
Cache, Inc. (a)	4,123	7,339
Citi Trends, Inc. (a)	1,763	35,542
Conn's, Inc. (a)(d)	4,725	220,374
Destination Maternity Corp.	1,585	36,661
Destination XL Group, Inc. (a)	4,191	22,170
Finish Line, Inc. Class A	5,933	170,099
Five Below, Inc. (a)	7,181	259,952
Francesca's Holdings Corp. (a)	5,445	83,526
Hastings Entertainment, Inc. (a)	1,374	4,053
Hibbett Sports, Inc. (a)(d)	3,253	171,075
Jos. A. Bank Clothiers, Inc. (a)(d)	3,478	225,896
Kirkland's, Inc. (a)	1,743	30,938
Mattress Firm Holding Corp. (a)(d)	4,194	188,143
Monro Muffler Brake, Inc.	3,793	204,860
O'Reilly Automotive, Inc. (a)	13,661	2,021,145
Outerwall, Inc. (a)	2,603	184,110
Pacific Sunwear of California, Inc. (a)	6,909	16,720
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Perfumania Holdings, Inc. (a)	1,858	$ 12,281
PetSmart, Inc.	13,393	769,696
Rent-A-Center, Inc. (d)	6,780	189,569
Ross Stores, Inc.	27,694	1,895,654
Sears Hometown & Outlet Stores, Inc. (a)	2,985	65,760
Select Comfort Corp. (a)	7,167	132,876
Shoe Carnival, Inc.	4,099	76,651
Sportsman's Warehouse Holdings, Inc. (d)	6,307	58,214
Staples, Inc. (d)	85,075	957,094
Stein Mart, Inc.	5,907	79,863
Tandy Leather Factory, Inc. (a)	1,041	9,681
The Children's Place Retail Stores, Inc. (d)	3,153	152,542
Tile Shop Holdings, Inc. (a)(d)	5,964	88,983
Tractor Supply Co. (d)	17,936	1,166,199
Trans World Entertainment Corp.	6,821	23,805
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	8,238	699,406
Urban Outfitters, Inc. (a)(d)	19,853	665,473
West Marine, Inc. (a)	2,166	21,768
Wet Seal, Inc. Class A (a)(d)	7,436	6,246
Winmark Corp.	946	62,710
Zumiez, Inc. (a)(d)	3,571	98,095
		13,224,178
Textiles, Apparel & Luxury Goods - 0.4%
Charles & Colvard Ltd. (a)	4,097	9,136
Cherokee, Inc.	881	11,841
Columbia Sportswear Co.	4,598	384,255
Crocs, Inc. (a)	10,744	160,408
Crown Crafts, Inc.	1,184	9,875
Exceed Co. Ltd. (a)	1,935	3,096
Fossil Group, Inc. (a)(d)	7,012	734,577
G-III Apparel Group Ltd. (a)	2,514	184,326
Iconix Brand Group, Inc. (a)(d)	8,112	340,217
Joe's Jeans, Inc. (a)	4,434	4,434
Kingold Jewelry, Inc. (a)(d)	5,932	7,830
lululemon athletica, Inc. (a)(d)	15,011	669,941
Perry Ellis International, Inc. (a)	3,226	54,616
R.G. Barry Corp.	1,275	24,072
Rocky Brands, Inc.	1,050	15,047
Steven Madden Ltd. (a)	8,606	274,187
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Superior Uniform Group, Inc.	756	$ 11,718
Vera Bradley, Inc. (a)(d)	4,978	134,157
		3,033,733
TOTAL CONSUMER DISCRETIONARY		153,964,916
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	844	63,519
Craft Brew Alliance, Inc. (a)	3,377	37,181
MGP Ingredients, Inc.	1,799	12,719
Monster Beverage Corp. (a)	21,465	1,489,242
National Beverage Corp. (a)	7,570	140,196
Primo Water Corp. (a)	1,600	6,496
		1,749,353
Food & Staples Retailing - 1.3%
Andersons, Inc.	3,760	191,534
Casey's General Stores, Inc.	4,800	341,904
Chefs' Warehouse Holdings (a)(d)	3,552	65,641
China Jo-Jo Drugstores, Inc. (a)(d)	1,100	1,969
Costco Wholesale Corp.	56,524	6,557,914
Fairway Group Holdings Corp. (a)(d)	3,145	19,373
Fresh Market, Inc. (a)(d)	5,957	182,582
G Willi-Food International Ltd. (a)	177	1,145
Ingles Markets, Inc. Class A	1,211	31,752
Pantry, Inc. (a)	2,782	46,988
PriceSmart, Inc.	4,060	372,099
SpartanNash Co.	4,329	105,108
Sprouts Farmers Market LLC	18,551	502,732
United Natural Foods, Inc. (a)	6,296	424,413
Village Super Market, Inc. Class A	1,257	30,847
Whole Foods Market, Inc. (d)	48,384	1,850,204
		10,726,205
Food Products - 2.3%
Alico, Inc.	753	28,230
Boulder Brands, Inc. (a)(d)	7,048	95,641
Bridgford Foods Corp. (a)	433	3,793
Cal-Maine Foods, Inc.	2,839	198,049
Calavo Growers, Inc.	2,372	74,172
Diamond Foods, Inc. (a)(d)	3,971	126,873
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Farmer Brothers Co. (a)	1,539	$ 30,503
Griffin Land & Nurseries, Inc.	1,745	49,017
Inventure Foods, Inc. (a)	1,520	18,696
J&J Snack Foods Corp.	2,474	231,740
John B. Sanfilippo & Son, Inc.	641	16,474
Keurig Green Mountain, Inc. (d)	21,524	2,427,477
Kraft Foods Group, Inc.	76,927	4,574,079
Lancaster Colony Corp.	3,548	316,801
Le Gaga Holdings Ltd. ADR (a)(d)	950	3,363
Lifeway Foods, Inc.	1,830	24,046
Limoneira Co. (d)	2,668	62,431
Mondelez International, Inc.	225,234	8,473,303
Origin Agritech Ltd. (a)(d)	2,765	6,277
Pilgrims Pride Corp. (a)	34,165	869,158
S&W Seed Co. (a)(d)	3,247	21,690
Sanderson Farms, Inc.	3,090	285,856
Seneca Foods Corp. Class A (a)	1,052	32,107
SkyPeople Fruit Juice, Inc. (a)	1,700	2,295
Snyders-Lance, Inc.	9,141	248,452
SunOpta, Inc. (a)	8,249	110,949
The Hain Celestial Group, Inc. (a)(d)	6,568	595,849
		18,927,321
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,332	42,443
WD-40 Co.	2,138	154,299
		196,742
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	3,626	98,373
Inter Parfums, Inc.	4,754	142,002
LifeVantage Corp. (a)	10,300	13,596
Mannatech, Inc. (a)	170	2,465
Nature's Sunshine Products, Inc.	4,218	62,131
Neptune Technologies & Bioressources, Inc. (a)(d)	6,363	15,668
Nutraceutical International Corp. (a)	889	21,167
Reliv International, Inc.	923	1,744
Star Scientific, Inc. (a)(d)	16,201	10,855
Synutra International, Inc. (a)	7,229	40,555
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
The Female Health Co.	3,903	$ 22,950
United-Guardian, Inc.	81	2,592
		434,098
TOTAL CONSUMER STAPLES		32,033,719
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Bolt Technology Corp.	649	11,708
Dawson Geophysical Co.	871	22,846
ENGlobal Corp. (a)	1,250	4,263
Exterran Partners LP	5,888	164,687
Forbes Energy Services Ltd. (a)	1,723	6,995
Geospace Technologies Corp. (a)(d)	1,534	77,804
Gulf Island Fabrication, Inc.	3,159	62,264
Hercules Offshore, Inc. (a)(d)	18,157	82,433
Matrix Service Co. (a)	3,882	126,747
Mitcham Industries, Inc. (a)(d)	966	12,973
Ocean Rig UDW, Inc. (United States)	18,455	335,696
Patterson-UTI Energy, Inc.	18,341	606,904
PHI, Inc. (non-vtg.) (a)	2,574	115,161
Profire Energy, Inc. (a)	7,873	31,492
RigNet, Inc. (a)	2,089	99,060
SAExploration Holdings, Inc. (a)	1,473	12,196
Synthesis Energy Systems, Inc. (a)(d)	9,656	15,160
Tesco Corp.	5,182	110,377
TGC Industries, Inc.	1,383	6,265
		1,905,031
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)	14,110	70,832
Alliance Holdings GP, LP	8,382	538,963
Alliance Resource Partners LP	4,616	419,825
Amyris, Inc. (a)(d)	10,243	35,031
APCO Oil and Gas International, Inc. (a)	981	13,793
Approach Resources, Inc. (a)(d)	4,604	89,870
BioFuel Energy Corp. (a)	1,164	6,379
Blueknight Energy Partners LP	2,517	23,282
BreitBurn Energy Partners LP	12,017	257,644
Calumet Specialty Products Partners LP	8,917	283,293
Capital Product Partners LP	10,549	113,085
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Carrizo Oil & Gas, Inc. (a)	5,606	$ 322,121
Ceres, Inc. (a)	2,501	1,633
Clean Energy Fuels Corp. (a)(d)	10,615	117,614
Diamondback Energy, Inc. (a)(d)	6,090	459,673
Dorchester Minerals LP	4,469	126,383
Dynagas LNG Partners LP	2,536	60,940
Eagle Rock Energy Partners LP	20,651	92,103
Energy XXI (Bermuda) Ltd.	9,556	204,976
Escalera Resources Co. (a)	564	1,506
EV Energy Partners LP	6,055	223,611
Feishang Anthracite Resources Ltd. (a)	8,590	7,534
FX Energy, Inc. (a)(d)	8,238	30,481
Gevo, Inc. (a)(d)	4,703	4,337
Golar LNG Ltd. (NASDAQ) (d)	10,450	486,448
Golar LNG Partners LP	5,091	167,748
Green Plains Renewable Energy, Inc.	4,799	140,227
Gulfport Energy Corp. (a)	10,832	666,493
Hallador Energy Co.	2,945	27,860
Isramco, Inc. (a)(d)	312	39,686
Ivanhoe Energy, Inc. (a)	10,891	4,570
KiOR, Inc. Class A (a)(d)	4,185	1,829
Knightsbridge Tankers Ltd.	2,869	37,986
Legacy Reserves LP	7,523	221,176
Lilis Energy, Inc. (a)	2,890	7,167
LINN Energy LLC/LINN Energy Finance Corp.	30,580	888,349
LinnCo LLC (d)	16,424	456,916
Magellan Petroleum Corp. (a)	4,557	7,565
Marine Petroleum Trust	339	5,851
Marlin Midstream Partners LP	1,313	25,144
Martin Midstream Partners LP	3,139	127,569
Memorial Production Partners LP	7,754	173,457
Mid-Con Energy Partners LP	2,281	50,866
Pacific Ethanol, Inc. (a)	1,959	25,526
PDC Energy, Inc. (a)(d)	4,506	289,240
PostRock Energy Corp. (a)	1,147	1,675
PrimeEnergy Corp. (a)	333	19,647
Renewable Energy Group, Inc. (a)(d)	4,128	40,826
Rentech, Inc. (a)	34,673	80,788
Rex Energy Corp. (a)	7,345	146,019
Rosetta Resources, Inc. (a)(d)	8,042	379,019
Sino Clean Energy, Inc. rights (a)	623	0
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	1,300	$ 1,157
Solazyme, Inc. (a)(d)	10,381	103,706
StealthGas, Inc. (a)	3,775	39,638
Syntroleum Corp. (a)(d)	705	2,397
Torchlight Energy Resources, Inc. (a)	2,041	8,858
TransGlobe Energy Corp.	7,931	55,004
U.S. Energy Corp. (a)	3,179	13,797
Uranium Resources, Inc. (a)(d)	678	1,810
Vanguard Natural Resources LLC	8,440	259,277
Vertex Energy, Inc. (a)	2,874	28,194
Warren Resources, Inc. (a)	10,847	49,679
Westmoreland Coal Co. (a)	1,520	46,314
ZaZa Energy Corp. (a)(d)	10,467	7,328
Zion Oil & Gas, Inc. (a)(d)	3,214	6,139
		8,647,854
TOTAL ENERGY		10,552,885
FINANCIALS - 6.8%
Banks - 2.9%
1st Source Corp.	3,249	98,575
1st United Bancorp, Inc.	2,920	24,382
Access National Corp.	974	14,571
ACNB Corp.	934	18,026
American National Bankshares, Inc.	1,762	39,434
American River Bankshares (a)	684	6,122
Ameris Bancorp (a)	4,233	88,935
Ames National Corp.	710	16,117
Arrow Financial Corp.	2,662	68,893
Associated Banc-Corp.	20,381	351,165
BancFirst Corp.	2,219	131,831
Bancorp, Inc., Delaware (a)	4,521	70,980
Bank of Commerce Holdings	924	6,089
Bank of Kentucky Financial Corp.	771	26,993
Bank of Marin Bancorp	628	27,167
Bank of the Ozarks, Inc.	4,641	274,005
Banner Bank	2,626	100,234
Baylake Corp.	834	10,625
BBCN Bancorp, Inc.	9,438	143,930
BCB Bancorp, Inc.	1,563	21,101
BNC Bancorp	4,280	72,589
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
BOK Financial Corp.	8,929	$ 560,563
Boston Private Financial Holdings, Inc.	12,320	155,725
Bridge Bancorp, Inc.	828	20,377
Bridge Capital Holdings (a)	1,686	38,171
Bryn Mawr Bank Corp.	1,221	34,689
BSB Bancorp, Inc. (a)	800	14,192
C & F Financial Corp.	186	6,484
Camden National Corp.	695	25,576
Capital Bank Financial Corp.:
rights (a)	910	0
Series A (a)	5,827	141,363
Capital City Bank Group, Inc.	1,669	21,580
Cardinal Financial Corp.	3,902	67,778
Cascade Bancorp (a)	10,549	45,783
Cathay General Bancorp	11,745	282,232
Center Bancorp, Inc.	1,687	31,311
Centerstate Banks of Florida, Inc.	5,360	56,923
Central Valley Community Bancorp	2,099	23,824
Century Bancorp, Inc. Class A (non-vtg.)	620	20,671
Chemical Financial Corp.	3,660	105,188
Chemung Financial Corp.	187	5,371
Citizens & Northern Corp.	1,323	24,700
Citizens Holding Co.	2,908	53,682
City Holding Co.	2,241	96,834
CNB Financial Corp., Pennsylvania	1,343	22,495
CoBiz, Inc.	8,880	92,086
Colony Bankcorp, Inc. (a)	217	1,302
Columbia Banking Systems, Inc.	6,049	149,834
Commerce Bancshares, Inc.	12,501	542,668
Community Trust Bancorp, Inc.	2,975	102,102
CommunityOne Bancorp (a)	2,207	21,320
ConnectOne Bancorp, Inc. (a)	570	27,394
CU Bancorp (a)	1,094	20,086
Customers Bancorp, Inc.	2,995	56,905
CVB Financial Corp.	14,615	213,087
DNB Financial Corp.	526	11,309
Eagle Bancorp, Inc., Maryland	3,655	116,850
East West Bancorp, Inc.	17,519	586,536
Eastern Virginia Bankshares, Inc. (a)	553	3,705
Enterprise Bancorp, Inc.	972	19,003
Enterprise Financial Services Corp.	3,367	58,821
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Farmers Capital Bank Corp. (a)	684	$ 13,071
Farmers National Banc Corp.	3,366	25,800
Fidelity Southern Corp.	7,033	94,102
Fifth Third Bancorp	108,666	2,248,300
Financial Institutions, Inc.	2,178	50,225
First Bancorp, North Carolina	3,068	55,469
First Busey Corp.	17,307	96,227
First Business Finance Services, Inc.	321	14,753
First Citizen Bancshares, Inc.	1,185	260,439
First Citizens Banc Corp.	1,242	10,868
First Community Bancshares, Inc.	4,449	64,955
First Connecticut Bancorp, Inc.	1,300	20,241
First Financial Bancorp, Ohio	10,188	165,657
First Financial Bankshares, Inc. (d)	4,345	258,441
First Financial Corp., Indiana	3,068	98,606
First Financial Holdings, Inc.	2,834	166,838
First Financial Service Corp. (a)	413	1,466
First Internet Bancorp	893	18,128
First Interstate Bancsystem, Inc.	5,689	146,037
First Merchants Corp.	3,979	78,943
First Midwest Bancorp, Inc., Delaware	11,488	183,808
First NBC Bank Holding Co.	1,915	64,919
First Niagara Financial Group, Inc.	43,500	374,535
First of Long Island Corp.	2,003	77,256
First Security Group, Inc. (a)	24,318	50,095
First South Bancorp, Inc., Virginia	619	4,983
First United Corp. (a)	493	4,309
Firstbank Corp., Michigan	2,449	52,874
FirstMerit Corp.	20,695	386,376
Flushing Financial Corp.	3,082	61,301
Fulton Financial Corp.	25,834	308,716
German American Bancorp, Inc.	1,177	31,720
Glacier Bancorp, Inc.	9,973	261,991
Great Southern Bancorp, Inc.	2,013	58,961
Grupo Financiero Galicia SA sponsored ADR (d)	4,892	66,433
Guaranty Bancorp	1,586	21,887
Hampton Roads Bankshares, Inc. (a)	14,778	24,384
Hancock Holding Co.	10,045	339,320
Hanmi Financial Corp.	3,531	75,246
Hawthorn Bancshares, Inc.	627	8,408
Heartland Financial U.S.A., Inc.	2,985	72,327
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Heritage Commerce Corp.	2,406	$ 19,392
Heritage Financial Corp., Washington	2,711	42,698
Heritage Oaks Bancorp (a)	5,488	40,392
Home Bancshares, Inc.	8,382	255,735
HomeTrust Bancshares, Inc. (a)	1,926	29,160
Horizon Bancorp Industries	771	16,384
Huntington Bancshares, Inc.	105,333	976,437
IBERIABANK Corp.	3,639	227,292
Independent Bank Corp.	2,585	34,096
Independent Bank Corp., Massachusetts	3,727	134,917
Independent Bank Group, Inc.	2,382	111,359
International Bancshares Corp.	8,847	213,213
Intervest Bancshares Corp. Class A	2,142	15,894
Investors Bancorp, Inc.	44,650	482,220
Lakeland Bancorp, Inc.	7,729	80,227
Lakeland Financial Corp.	2,296	83,069
LCNB Corp. (d)	1,754	26,924
LNB Bancorp, Inc.	836	9,171
Macatawa Bank Corp.	1,576	7,880
MainSource Financial Group, Inc.	1,798	29,937
MB Financial, Inc.	8,107	217,592
MBT Financial Corp. (a)	616	3,160
Mercantile Bank Corp.	774	16,587
Merchants Bancshares, Inc.	610	18,575
Metro Bancorp, Inc. (a)	1,268	27,706
Middleburg Financial Corp.	762	13,907
MidWestOne Financial Group, Inc.	1,033	24,368
Monarch Financial Holdings, Inc.	2,251	25,301
MutualFirst Financial, Inc.	1,656	31,464
National Bankshares, Inc.	744	23,436
National Penn Bancshares, Inc.	17,248	177,309
NBT Bancorp, Inc.	7,796	177,125
NewBridge Bancorp (a)	11,056	82,920
North Valley Bancorp (a)	616	13,145
Northeast Bancorp	1,292	12,403
Northrim Bancorp, Inc.	787	19,439
Norwood Financial Corp.	895	25,552
Oak Valley Bancorp Oakdale California	1,026	10,260
OBA Financial Services, Inc. (a)	155	3,278
Ohio Valley Banc Corp.	2,509	56,453
Old Line Bancshares, Inc.	3,447	58,220
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Old National Bancorp, Indiana	13,387	$ 181,126
Old Point Financial Corp.	453	6,886
Old Second Bancorp, Inc. (a)	929	4,376
OmniAmerican Bancorp, Inc.	1,053	25,346
Opus Bank	3,400	102,000
Orrstown Financial Services, Inc. (a)	901	14,731
Pacific Continental Corp.	3,847	53,166
Pacific Mercantile Bancorp (a)	1,383	9,252
Pacific Premier Bancorp, Inc. (a)	1,446	20,418
PacWest Bancorp	13,002	525,541
Palmetto Bancshares, Inc. (a)	2,607	35,090
Park Sterling Corp.	7,866	50,736
Patriot National Bancorp, Inc. (a)	2,549	3,339
Peapack-Gladstone Financial Corp.	1,331	26,327
Penns Woods Bancorp, Inc.	598	27,550
Peoples Bancorp, Inc.	991	24,379
Pinnacle Financial Partners, Inc.	4,268	147,331
Popular, Inc. (a)	12,763	385,187
Preferred Bank, Los Angeles (a)	1,901	42,830
Premier Financial Bancorp, Inc.	766	11,276
PrivateBancorp, Inc.	9,703	259,167
Renasant Corp.	3,552	98,284
Republic Bancorp, Inc., Kentucky Class A	2,991	69,541
Republic First Bancorp, Inc. (a)	1,871	9,355
S&T Bancorp, Inc.	4,748	115,234
Sandy Spring Bancorp, Inc.	2,695	63,898
SB Financial Group, Inc.	723	5,813
Seacoast Banking Corp., Florida (a)	2,036	21,704
Shore Bancshares, Inc. (a)	765	7,046
Sierra Bancorp	1,527	24,172
Signature Bank (a)	5,968	691,214
Simmons First National Corp. Class A	2,215	89,995
Southcoast Financial Corp.	776	5,285
Southern National Bancorp of Virginia, Inc.	3,827	39,916
Southside Bancshares, Inc. (d)	3,773	97,419
Southwest Bancorp, Inc., Oklahoma	1,648	28,346
State Bank Financial Corp.	3,324	53,550
Stock Yards Bancorp, Inc.	1,532	43,754
Suffolk Bancorp (a)	1,100	24,827
Summit Financial Group, Inc. (a)	583	6,110
Sun Bancorp, Inc., New Jersey (a)	16,945	63,883
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Susquehanna Bancshares, Inc.	24,220	$ 239,294
SVB Financial Group (a)	6,378	672,560
Talmer Bancorp, Inc. Class A	8,327	112,997
Taylor Capital Group, Inc. (a)	4,836	102,475
Texas Capital Bancshares, Inc. (a)(d)	6,641	340,019
The First Bancorp, Inc.	846	13,671
TowneBank	7,188	112,133
Trico Bancshares	1,437	32,893
TriState Capital Holdings, Inc. (a)	3,693	48,674
Trustmark Corp.	9,624	222,796
UMB Financial Corp.	5,838	322,258
Umpqua Holdings Corp.	27,300	452,361
Union Bankshares Corp.	7,696	192,169
Union Bankshares, Inc.	244	5,775
United Bankshares, Inc., West Virginia	8,952	271,246
United Community Banks, Inc., Georgia	6,834	104,834
United Security Bancshares, Inc. (a)	450	3,690
United Security Bancshares, California	1,103	6,232
Univest Corp. of Pennsylvania	1,663	34,624
ViewPoint Financial Group	4,717	117,217
Washington Trust Bancorp, Inc.	3,225	110,327
WesBanco, Inc.	5,590	164,570
West Bancorp., Inc.	1,654	23,834
Westamerica Bancorp. (d)	3,642	178,349
Wilshire Bancorp, Inc.	11,499	116,025
Wintrust Financial Corp.	5,578	243,089
Yadkin Financial Corp. (a)	1,243	23,431
Zions Bancorporation	23,951	684,759
		24,250,998
Capital Markets - 1.0%
American Capital Senior Floating Ltd.	942	13,113
BGC Partners, Inc. Class A	23,356	163,492
Calamos Asset Management, Inc. Class A	5,922	73,729
Capital Southwest Corp. (d)	1,796	64,925
Capitala Finance Corp.	2,339	42,991
Carlyle Group LP	8,886	275,199
CIFI Corp.	1,822	15,760
CM Finance, Inc.	1,335	18,663
Cowen Group, Inc. Class A (a)	11,723	48,416
Diamond Hill Investment Group, Inc.	526	64,177
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	36,729	$ 748,170
FBR & Co. (a)	1,363	35,574
Financial Engines, Inc.	6,239	253,927
Gleacher & Co., Inc. (a)	621	7,309
Harris & Harris Group, Inc. (a)	3,415	11,304
Horizon Technology Finance Corp.	560	7,599
ICG Group, Inc. (a)	4,923	95,112
INTL FCStone, Inc. (a)	2,645	48,721
LPL Financial	12,793	599,992
Medallion Financial Corp.	3,365	45,461
Northern Trust Corp.	30,566	1,846,186
Quartet Merger Corp. (a)	1,222	12,281
SEI Investments Co.	21,386	704,241
Siebert Financial Corp. (a)	2,067	6,325
Silvercrest Asset Management Group Class A	2,214	38,546
T. Rowe Price Group, Inc.	34,300	2,796,479
U.S. Global Investments, Inc. Class A	870	2,897
Virtus Investment Partners, Inc.	1,127	207,920
WisdomTree Investments, Inc. (a)(d)	15,745	163,591
		8,412,100
Consumer Finance - 0.4%
Asta Funding, Inc. (a)	1,124	9,419
Atlanticus Holdings Corp. (a)	2,291	6,232
Consumer Portfolio Services, Inc. (a)	3,332	24,457
Credit Acceptance Corp. (a)	2,875	375,475
DFC Global Corp. (a)	4,082	38,248
Encore Capital Group, Inc. (a)(d)	2,978	128,918
EZCORP, Inc. (non-vtg.) Class A (a)	6,448	78,795
First Cash Financial Services, Inc. (a)(d)	3,785	198,788
Navient Corp.	58,436	923,289
Nicholas Financial, Inc.	1,433	20,893
Portfolio Recovery Associates, Inc. (a)(d)	6,509	363,137
QC Holdings, Inc.	1,821	4,006
SLM Corp.	58,436	503,134
World Acceptance Corp. (a)(d)	1,392	109,954
		2,784,745
Diversified Financial Services - 0.6%
California First National Bancorp	901	13,749
CBOE Holdings, Inc.	11,001	557,531
China Commercial Credit, Inc.	1,526	5,616
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	43,161	$ 3,107,592
Global Defense & National Security Systems	991	10,187
Interactive Brokers Group, Inc.	6,633	152,692
Life Partners Holdings, Inc.	1,553	3,914
MarketAxess Holdings, Inc.	4,701	250,798
Marlin Business Services Corp.	1,512	31,495
MicroFinancial, Inc.	1,366	10,641
NewStar Financial, Inc. (a)	6,049	81,420
PICO Holdings, Inc. (a)	2,692	62,427
Resource America, Inc. Class A	3,667	31,390
The NASDAQ OMX Group, Inc.	22,050	835,695
Tiptree Financial, Inc.	3,074	29,019
Viewtran Group, Inc. (a)(d)	3,330	6,660
		5,190,826
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	6,161	173,617
American Independence Corp. (a)	848	10,176
American National Insurance Co.	3,485	399,033
Amerisafe, Inc.	2,752	105,980
Amtrust Financial Services, Inc. (d)	9,354	399,416
Arch Capital Group Ltd. (a)(d)	18,343	1,044,267
Argo Group International Holdings, Ltd.	3,054	147,966
Atlas Financial Holdings, Inc. (a)	775	11,439
Baldwin & Lyons, Inc. Class B	1,289	32,857
Cincinnati Financial Corp.	20,905	1,024,763
CNinsure, Inc. ADR (a)	4,611	34,306
Donegal Group, Inc. Class A	2,616	38,167
eHealth, Inc. (a)(d)	2,265	83,397
EMC Insurance Group	1,487	45,919
Enstar Group Ltd. (a)	2,519	354,927
Erie Indemnity Co. Class A	6,663	504,589
Federated National Holding Co.	878	20,580
Global Indemnity PLC (a)	1,582	41,828
Greenlight Capital Re, Ltd. (a)	4,460	141,337
Hallmark Financial Services, Inc. (a)	1,598	15,644
Infinity Property & Casualty Corp.	1,255	80,333
Investors Title Co.	130	8,947
Kansas City Life Insurance Co.	1,480	63,936
Maiden Holdings Ltd.	9,810	120,074
National General Holdings Corp.	12,982	212,905
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
National Interstate Corp.	3,037	$ 85,917
National Western Life Insurance Co. Class A	391	95,682
Navigators Group, Inc. (a)	1,545	96,269
Safety Insurance Group, Inc.	1,894	97,693
Selective Insurance Group, Inc.	8,544	203,091
State Auto Financial Corp.	5,504	118,941
Tower Group International Ltd. (d)	7,498	16,121
United Fire Group, Inc.	2,926	81,197
United Insurance Holdings Corp.	2,000	35,300
		5,946,614
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	45,240	1,073,545
American Capital Mortgage Investment Corp.	8,176	167,036
American Realty Capital Heathcare Trust, Inc.	18,985	188,901
American Realty Capital Properties, Inc.	98,137	1,217,880
CIM Commercial Trust Corp.	12,453	287,291
CyrusOne, Inc.	3,668	83,924
Gaming & Leisure Properties (d)	13,973	468,934
Gladstone Commercial Corp.	1,389	24,960
New York Mortgage Trust, Inc.	9,975	79,401
Potlatch Corp.	5,403	216,984
Retail Opportunity Investments Corp.	10,096	159,517
Sabra Health Care REIT, Inc.	5,915	173,191
Trade Street Residential, Inc.	5,670	44,793
		4,186,357
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(d)	2,970	327,324
AV Homes, Inc. (a)(d)	3,721	61,731
China HGS Real Estate, Inc. (a)	4,000	17,120
China Housing & Land Development, Inc. (a)(d)	4,266	8,319
Cresud S.A.C.I.F. y A. sponsored ADR (d)	6,883	86,450
Elbit Imaging Ltd. (a)	2,178	412
FirstService Corp. (sub. vtg.)	4,921	245,392
Stratus Properties, Inc. (a)	1,162	19,289
ZipRealty, Inc. (a)	2,678	8,570
		774,607
Thrifts & Mortgage Finance - 0.6%
America First Tax Exempt Investors LP	6,433	38,791
ASB Bancorp, Inc. (a)	402	8,020
Bank Mutual Corp.	4,433	26,864
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BankFinancial Corp.	3,749	$ 37,453
Beneficial Mutual Bancorp, Inc. (a)	9,312	125,805
BofI Holding, Inc. (a)	1,714	131,687
Brookline Bancorp, Inc., Delaware	9,551	85,386
Cape Bancorp, Inc.	2,034	21,825
Capitol Federal Financial, Inc.	17,870	216,227
Carver Bancorp, Inc. (a)	695	5,928
Charter Financial Corp.	1,995	21,765
Cheviot Financial Corp.	3,308	37,810
Chicopee Bancorp, Inc.	629	10,693
Clifton Bancorp, Inc.	3,581	43,044
Dime Community Bancshares, Inc.	5,928	89,631
ESB Financial Corp.	1,795	22,599
ESSA Bancorp, Inc.	1,042	11,056
First Defiance Financial Corp.	1,088	30,714
First Federal Bancshares of Arkansas, Inc. (a)	1,752	14,174
First Financial Northwest, Inc.	1,666	18,393
Fox Chase Bancorp, Inc.	2,959	47,492
Franklin Financial Corp./VA (a)	1,350	26,973
Heritage Financial Group, Inc.	1,347	24,650
Hingham Institution for Savings	815	59,903
HMN Financial, Inc. (a)	448	4,950
Home Bancorp, Inc. (a)	2,133	44,046
Home Loan Servicing Solutions Ltd. (d)	8,363	186,495
HomeStreet, Inc.	1,706	30,572
HopFed Bancorp, Inc.	199	2,257
Hudson City Bancorp, Inc.	66,676	651,425
Kearny Financial Corp. (a)	11,325	161,042
LSB Financial Corp.	136	3,850
Meridian Interstate Bancorp, Inc. (a)	2,504	65,104
Meta Financial Group, Inc.	1,298	48,636
NASB Financial, Inc.	1,631	37,807
New Hampshire Thrift Bancshare	70	1,019
NMI Holdings, Inc. (a)(d)	7,158	78,309
Northeast Community Bancorp, Inc.	696	4,900
Northfield Bancorp, Inc.	7,560	98,356
Northwest Bancshares, Inc.	10,985	146,210
Ocean Shore Holding Co.	4,265	62,312
OceanFirst Financial Corp.	1,772	28,954
Oneida Financial Corp.	115	1,463
Oritani Financial Corp.	6,264	94,398
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
People's United Financial, Inc. (d)	38,943	$ 559,611
Provident Financial Holdings, Inc.	1,514	21,953
Prudential Bancorp, Inc.	1,106	12,000
Pulaski Financial Corp.	1,793	19,813
Riverview Bancorp, Inc. (a)	4,177	15,497
Severn Bancorp, Inc. (a)	677	3,175
SI Financial Group, Inc.	395	4,400
Simplicity Bancorp, Inc.	1,220	20,862
Southern Missouri Bancorp, Inc.	1,888	66,476
Territorial Bancorp, Inc.	974	20,094
TFS Financial Corp. (a)	41,587	560,593
Tree.com, Inc. (a)	1,269	32,169
Trustco Bank Corp., New York	11,125	71,534
United Community Financial Corp. (a)	8,612	33,845
United Financial Bancorp, Inc. New	7,902	106,440
Washington Federal, Inc.	12,905	268,811
Waterstone Financial, Inc. Maryland	3,411	36,839
Westfield Financial, Inc.	2,783	20,093
WSFS Financial Corp.	1,195	81,164
		4,864,357
TOTAL FINANCIALS		56,410,604
HEALTH CARE - 14.9%
Biotechnology - 9.3%
ACADIA Pharmaceuticals, Inc. (a)(d)	11,155	230,351
Acceleron Pharma, Inc. (d)	3,750	111,300
Achillion Pharmaceuticals, Inc. (a)(d)	11,586	31,398
Acorda Therapeutics, Inc. (a)	6,126	201,423
Adamas Pharmaceuticals, Inc.	2,852	50,908
Advaxis, Inc. (a)	1,946	5,293
Aegerion Pharmaceuticals, Inc. (a)	3,744	122,990
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	1,514	1,650
Agenus, Inc. (a)	4,363	13,176
Agios Pharmaceuticals, Inc. (d)	4,197	147,567
Akebia Therapeutics, Inc. (a)(d)	2,621	63,690
Alexion Pharmaceuticals, Inc. (a)	25,552	4,249,809
Alkermes PLC (a)	18,997	870,253
Alnylam Pharmaceuticals, Inc. (a)	9,762	578,789
AMAG Pharmaceuticals, Inc. (a)	2,788	51,020
Amarin Corp. PLC ADR (a)(d)	20,997	29,606
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Ambit Biosciences Corp.	3,341	$ 23,086
Amgen, Inc.	97,363	11,293,134
Amicus Therapeutics, Inc. (a)(d)	4,812	11,404
Anacor Pharmaceuticals, Inc. (a)(d)	5,225	70,538
Anthera Pharmaceuticals, Inc. (a)	1,025	3,167
Applied Genetic Technologies Corp. (d)	3,222	44,141
Aquinox Pharmaceuticals, Inc.	2,522	22,421
Arena Pharmaceuticals, Inc. (a)(d)	27,340	168,141
Argos Therapeutics, Inc. (a)	2,000	16,080
ARIAD Pharmaceuticals, Inc. (a)(d)	23,454	151,513
ArQule, Inc. (a)	5,654	8,085
Array BioPharma, Inc. (a)(d)	14,003	58,813
Arrowhead Research Corp. (a)(d)	6,033	75,895
Athersys, Inc. (a)(d)	8,108	14,432
Auspex Pharmaceuticals, Inc. (d)	3,438	72,714
AVEO Pharmaceuticals, Inc. (a)(d)	4,054	4,500
BIND Therapeutics, Inc. (d)	2,750	23,375
BioCryst Pharmaceuticals, Inc. (a)	7,056	70,278
Biogen Idec, Inc. (a)	30,436	9,720,345
BioMarin Pharmaceutical, Inc. (a)	18,631	1,079,853
Biospecifics Technologies Corp. (a)	1,483	40,011
Biota Pharmaceuticals, Inc. (a)	4,051	10,897
Bluebird Bio, Inc. (d)	3,482	80,504
Cancer Genetics, Inc. (a)	1,461	14,961
Cara Therapeutics, Inc. (d)	3,021	41,629
Catalyst Pharmaceutical Partners, Inc. (a)	8,370	18,414
Celator Pharmaceuticals, Inc. (a)	2,950	7,936
Celgene Corp. (a)	52,365	8,013,416
Cell Therapeutics, Inc. (a)(d)	16,450	48,363
Celladon Corp. (a)(d)	2,828	25,254
Celldex Therapeutics, Inc. (a)(d)	11,970	174,882
Cellular Dynamics International, Inc. (d)	2,617	29,546
Celsion Corp. (a)(d)	753	2,440
Cepheid, Inc. (a)(d)	8,994	405,180
Chelsea Therapeutics International Ltd. (a)	9,777	63,844
ChemoCentryx, Inc. (a)	4,886	26,287
Chimerix, Inc. (a)	3,595	66,328
China Biologic Products, Inc. (a)	3,597	163,016
Cleveland Biolabs, Inc. (a)	3,204	1,859
Clovis Oncology, Inc. (a)(d)	4,314	220,920
Conatus Pharmaceuticals, Inc. (d)	2,232	13,816
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Concert Pharmaceuticals, Inc.	1,296	$ 11,457
Coronado Biosciences, Inc. (a)(d)	3,308	5,954
Cubist Pharmaceuticals, Inc.	9,696	645,754
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)(d)	9,586	17,063
Cyclacel Pharmaceuticals, Inc. (a)(d)	968	3,136
Cytokinetics, Inc. (a)(d)	3,138	15,659
Cytori Therapeutics, Inc. (a)(d)	7,415	17,870
CytRx Corp. (a)(d)	8,245	34,464
Dendreon Corp. (a)(d)	21,278	45,960
Dicerna Pharmaceuticals, Inc. (d)	1,952	31,544
Discovery Laboratories, Inc. (a)	8,509	15,912
Durata Therapeutics, Inc. (a)(d)	3,638	57,917
Dyax Corp. (a)	18,339	151,297
Dynavax Technologies Corp. (a)	33,296	47,946
Eagle Pharmaceuticals, Inc.	862	10,215
Eleven Biotherapeutics, Inc.	2,924	31,579
Enanta Pharmaceuticals, Inc. (a)(d)	2,547	96,735
EntreMed, Inc. (a)	899	1,555
Enzon Pharmaceuticals, Inc.	3,917	3,531
Enzymotec Ltd.	2,963	43,408
Epizyme, Inc.	4,734	113,521
Esperion Therapeutics, Inc. (d)	3,356	51,213
Exact Sciences Corp. (a)(d)	9,528	128,437
Exelixis, Inc. (a)(d)	23,401	77,457
Fate Therapeutics, Inc. (d)	3,530	24,675
Five Prime Therapeutics, Inc.	2,785	36,177
Flexion Therapeutics, Inc.	1,161	14,791
Foundation Medicine, Inc. (d)	3,945	93,615
Galectin Therapeutics, Inc. (a)	2,387	30,864
Galena Biopharma, Inc. (a)(d)	12,293	28,274
Galmed Pharmaceuticals Ltd. (a)	3,222	22,490
Genocea Biosciences, Inc. (d)	2,352	44,594
Genomic Health, Inc. (a)(d)	4,749	123,427
GenVec, Inc. (a)	764	1,895
Geron Corp. (a)(d)	20,450	42,536
Gilead Sciences, Inc. (a)(d)	198,047	16,083,397
GlycoMimetics, Inc.	2,640	18,902
Grifols SA ADR	12,920	537,730
GTx, Inc. (a)(d)	5,496	9,123
Halozyme Therapeutics, Inc. (a)(d)	14,776	116,730
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Harvard Apparatus (a)	528	$ 4,066
Heron Therapeutics, Inc. (a)	2,282	27,247
Hyperion Therapeutics, Inc. (a)(d)	2,468	72,238
Idenix Pharmaceuticals, Inc. (a)(d)	19,809	124,202
Idera Pharmaceuticals, Inc. (a)(d)	7,484	21,704
Ignyta, Inc.	5,727	42,380
ImmunoGen, Inc. (a)(d)	13,047	154,216
Immunomedics, Inc. (a)(d)	10,761	35,834
Incyte Corp. (a)	21,305	1,055,663
Infinity Pharmaceuticals, Inc. (a)(d)	6,270	63,327
Insmed, Inc. (a)(d)	5,232	68,748
Insys Therapeutics, Inc. (a)(d)	4,065	105,040
Intercept Pharmaceuticals, Inc. (a)	2,511	594,128
InterMune, Inc. (a)	12,642	500,876
Ironwood Pharmaceuticals, Inc. Class A (a)	14,999	214,786
Isis Pharmaceuticals, Inc. (a)(d)	14,726	430,294
KaloBios Pharmaceuticals, Inc. (a)	4,721	8,875
Kamada (a)	6,559	52,538
Karyopharm Therapeutics, Inc.	3,838	100,748
Keryx Biopharmaceuticals, Inc. (a)(d)	12,084	159,509
Kindred Biosciences, Inc.	3,012	50,903
KYTHERA Biopharmaceuticals, Inc. (a)(d)	2,907	97,297
Lexicon Pharmaceuticals, Inc. (a)(d)	61,516	81,201
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	2,544	169,710
General CVR (a)	1,518	114
Glucagon CVR (a)	1,518	175
MRK CVR rights (a)	1,639	0
rights (a)	1,518	23
TR Beta CVR (a)	1,518	11
Macrogenics, Inc.	3,477	64,881
MannKind Corp. (a)(d)	48,184	428,838
Medivation, Inc. (a)(d)	9,933	723,420
MEI Pharma, Inc. (a)	3,244	19,951
Merrimack Pharmaceuticals, Inc. (a)(d)	12,769	99,215
MiMedx Group, Inc. (a)	11,267	61,630
Mirati Therapeutics, Inc. (a)(d)	2,464	52,705
Momenta Pharmaceuticals, Inc. (a)	5,798	71,837
Myriad Genetics, Inc. (a)(d)	9,343	309,814
Nanosphere, Inc. (a)	6,121	8,263
Neurocrine Biosciences, Inc. (a)	11,943	165,888
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
NewLink Genetics Corp. (a)(d)	3,310	$ 67,888
Northwest Biotherapeutics, Inc. (a)(d)	7,705	46,076
Novavax, Inc. (a)(d)	28,757	135,445
NPS Pharmaceuticals, Inc. (a)(d)	13,460	419,010
Nymox Pharmaceutical Corp. (a)(d)	3,188	16,323
Ohr Pharmaceutical, Inc. (a)(d)	3,461	29,488
OncoGenex Pharmaceuticals, Inc. (a)	1,302	4,935
Oncolytics Biotech, Inc. (a)(d)	8,292	11,012
OncoMed Pharmaceuticals, Inc. (d)	3,581	80,931
Onconova Therapeutics, Inc. (d)	2,820	13,677
Oncothyreon, Inc. (a)	4,953	14,265
Ophthotech Corp.	4,249	172,934
Orexigen Therapeutics, Inc. (a)(d)	17,839	115,240
Osiris Therapeutics, Inc. (a)	4,309	66,316
OvaScience, Inc. (a)	2,376	17,226
Oxygen Biotherapeutics, Inc. (a)(d)	4,974	23,328
PDL BioPharma, Inc. (d)	20,453	191,645
Peregrine Pharmaceuticals, Inc. (a)(d)	27,016	49,980
Pharmacyclics, Inc. (a)(d)	9,685	860,319
Pluristem Therapeutics, Inc. (a)(d)	6,336	21,796
Portola Pharmaceuticals, Inc. (d)	4,643	102,889
Prana Biotechnology Ltd. ADR (a)	3,293	6,355
Progenics Pharmaceuticals, Inc. (a)(d)	7,808	31,700
Prosensa Holding BV (a)	3,979	43,888
Prothena Corp. PLC (a)	2,977	61,981
PTC Therapeutics, Inc. (a)(d)	3,759	89,126
QLT, Inc.	5,883	31,768
Raptor Pharmaceutical Corp. (a)(d)	7,018	57,407
Receptos, Inc.	2,987	88,893
Regado Biosciences, Inc.	2,076	13,017
Regeneron Pharmaceuticals, Inc. (a)(d)	12,711	3,901,769
Regulus Therapeutics, Inc. (a)	5,769	38,825
Repligen Corp. (a)(d)	3,646	70,149
Retrophin, Inc. (a)	3,489	51,009
Rigel Pharmaceuticals, Inc. (a)	8,710	28,656
Sangamo Biosciences, Inc. (a)	7,507	98,642
Sarepta Therapeutics, Inc. (a)(d)	4,685	157,791
Seattle Genetics, Inc. (a)(d)	16,571	552,974
SIGA Technologies, Inc. (a)(d)	10,819	28,887
Sinovac Biotech Ltd. (a)(d)	7,243	45,414
Sorrento Therapeutics, Inc. (a)	2,000	10,420
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Spectrum Pharmaceuticals, Inc. (a)	6,984	$ 54,405
StemCells, Inc. (a)	1,913	2,669
Stemline Therapeutics, Inc. (a)(d)	1,382	20,993
Sunesis Pharmaceuticals, Inc. (a)	7,332	37,540
Synageva BioPharma Corp. (a)(d)	4,087	331,660
Synergy Pharmaceuticals, Inc. (a)(d)	11,873	51,529
Synta Pharmaceuticals Corp. (a)(d)	12,470	51,127
Targacept, Inc. (a)	2,644	9,915
Tekmira Pharmaceuticals Corp. (a)	2,593	32,931
TESARO, Inc. (a)(d)	4,159	110,796
TetraLogic Pharmaceuticals Corp. (d)	3,288	14,730
Tetraphase Pharmaceuticals, Inc. (a)	4,443	46,829
TG Therapeutics, Inc. (a)(d)	4,201	27,433
Theravance, Inc. (a)(d)	13,666	391,531
Threshold Pharmaceuticals, Inc. (a)	5,054	19,508
TONIX Pharmaceuticals Holding (a)	1,700	16,082
Transition Therapeutics, Inc. (a)	2,434	12,389
Trevena, Inc.	1,430	6,278
Trovagene, Inc. (a)	2,998	11,332
Ultragenyx Pharmaceutical, Inc.	4,060	152,494
uniQure B.V.	2,995	25,907
United Therapeutics Corp. (a)	6,617	633,512
Vanda Pharmaceuticals, Inc. (a)(d)	4,355	44,813
Verastem, Inc. (a)(d)	3,584	33,260
Versartis, Inc. (d)	3,239	96,814
Vertex Pharmaceuticals, Inc. (a)	30,689	2,217,587
Vical, Inc. (a)(d)	13,452	16,142
Xencor, Inc.	4,946	43,525
XOMA Corp. (a)	12,602	52,172
Zalicus, Inc. (a)(d)	1,585	1,728
ZIOPHARM Oncology, Inc. (a)	11,631	41,872
		76,770,637
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc.	3,767	155,652
Abiomed, Inc. (a)(d)	4,827	110,056
Accuray, Inc. (a)(d)	9,265	81,717
Align Technology, Inc. (a)	10,505	573,678
Alliqua, Inc. (a)	2,954	19,910
Alphatec Holdings, Inc. (a)	18,402	27,603
Analogic Corp.	1,466	100,157
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Angiodynamics, Inc. (a)	3,785	$ 54,239
Anika Therapeutics, Inc. (a)	1,697	79,471
Antares Pharma, Inc. (a)(d)	14,208	41,914
Atossa Genetics, Inc. (a)(d)	4,348	6,435
Atricure, Inc. (a)	2,721	44,951
Atrion Corp.	290	91,466
AxoGen, Inc. (a)	2,273	5,728
Baxano Surgical, Inc. (a)(d)	1,691	1,116
BioLase Technology, Inc. (d)	2,513	4,699
Cardica, Inc. (a)	1,278	1,201
Cardiovascular Systems, Inc. (a)	3,315	92,986
Cerus Corp. (a)(d)	8,475	35,510
Cesca Therapeutics, Inc. (a)(d)	1,101	1,883
CONMED Corp.	3,219	144,533
Cutera, Inc. (a)	1,010	9,969
Cyberonics, Inc. (a)(d)	3,254	197,843
Cynosure, Inc. Class A (a)	2,490	54,232
Dehaier Medical Systems Ltd. (a)	837	4,855
Delcath Systems, Inc. (a)	357	964
DENTSPLY International, Inc. (d)	18,010	851,693
Derma Sciences, Inc. (a)	2,812	28,626
DexCom, Inc. (a)	8,869	299,417
Digirad Corp.	2,688	9,489
EDAP TMS SA sponsored ADR (a)	1,813	5,802
Endologix, Inc. (a)(d)	10,278	134,231
EnteroMedics, Inc. (a)(d)	11,433	24,238
Exactech, Inc. (a)	4,007	93,323
Fonar Corp. (a)(d)	906	11,733
Genmark Diagnostics, Inc. (a)(d)	5,389	59,333
Hansen Medical, Inc. (a)(d)	11,167	16,415
HeartWare International, Inc. (a)(d)	2,083	187,824
Hologic, Inc. (a)(d)	36,400	889,616
ICU Medical, Inc. (a)	1,661	99,776
IDEXX Laboratories, Inc. (a)(d)	6,688	859,274
Imris, Inc. (a)	7,102	7,369
Inogen, Inc.	1,763	29,583
Insulet Corp. (a)(d)	7,032	257,582
Integra LifeSciences Holdings Corp. (a)(d)	3,844	172,788
Intuitive Surgical, Inc. (a)(d)	4,918	1,818,381
Iridex Corp. (a)	1,193	10,427
K2M Group Holdings, Inc.	4,545	67,948
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Ldr Holding Corp. (d)	3,068	$ 72,374
LeMaitre Vascular, Inc.	1,743	13,125
Masimo Corp. (a)(d)	7,672	189,038
Mazor Robotics Ltd. sponsored ADR (a)(d)	1,310	22,322
Medical Action Industries, Inc. (a)	1,561	10,771
MELA Sciences, Inc. (a)(d)	3,083	1,163
Meridian Bioscience, Inc. (d)	5,948	121,399
Merit Medical Systems, Inc. (a)	4,873	68,368
Natus Medical, Inc. (a)	4,241	104,541
Neogen Corp. (a)(d)	4,830	182,526
Novadaq Technologies, Inc. (a)	6,419	93,525
NuVasive, Inc. (a)	5,394	179,836
NxStage Medical, Inc. (a)	7,477	102,659
OraSure Technologies, Inc. (a)	6,612	41,788
Orthofix International NV (a)	2,537	80,398
Oxford Immunotec Global PLC (a)	2,099	36,481
PhotoMedex, Inc. (a)(d)	1,894	23,732
Quidel Corp. (a)(d)	4,083	92,684
Rockwell Medical Technologies, Inc. (a)(d)	4,679	52,686
RTI Biologics, Inc. (a)	5,687	24,738
Sirona Dental Systems, Inc. (a)	7,344	552,416
Staar Surgical Co. (a)	4,485	69,204
Stereotaxis, Inc. (a)	2,480	8,878
Sunshine Heart, Inc. (a)(d)	2,294	12,388
SurModics, Inc. (a)	1,470	31,473
Synergetics U.S.A., Inc. (a)	1,143	3,726
Syneron Medical Ltd. (a)	4,460	48,837
Tandem Diabetes Care, Inc. (d)	2,572	41,769
TearLab Corp. (a)(d)	4,425	22,081
The Spectranetics Corp. (a)	5,568	119,378
Thoratec Corp. (a)	7,380	244,426
Tornier NV (a)	5,907	127,060
Trinity Biotech PLC sponsored ADR	3,022	72,498
Unilife Corp. (a)(d)	11,896	34,260
Uroplasty, Inc. (a)	2,392	6,961
Utah Medical Products, Inc.	362	19,841
Vascular Solutions, Inc. (a)	2,532	51,855
Veracyte, Inc.	3,107	47,289
Vision Sciences, Inc. (a)	2,813	3,235
Volcano Corp. (a)(d)	7,108	123,395
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Wright Medical Group, Inc. (a)	7,276	$ 221,190
Zeltiq Aesthetics, Inc. (a)(d)	4,307	75,286
		11,329,236
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)(d)	6,934	295,666
Addus HomeCare Corp. (a)	1,350	30,726
Air Methods Corp. (a)(d)	5,234	252,279
Alliance Healthcare Services, Inc. (a)	1,731	51,792
Almost Family, Inc. (a)	863	17,726
Amedisys, Inc. (a)(d)	4,014	58,404
AmSurg Corp. (a)	5,128	232,196
Bio-Reference Laboratories, Inc. (a)(d)	3,332	89,164
BioScrip, Inc. (a)(d)	7,602	59,676
BioTelemetry, Inc. (a)	3,253	23,877
Catamaran Corp. (a)	27,000	1,189,514
Chindex International, Inc. (a)	2,317	54,867
Corvel Corp. (a)	2,799	132,169
Cross Country Healthcare, Inc. (a)	3,098	17,875
Express Scripts Holding Co. (a)	100,348	7,171,872
Gentiva Health Services, Inc. (a)	4,874	66,433
Healthways, Inc. (a)(d)	4,493	77,414
Henry Schein, Inc. (a)(d)	10,799	1,292,100
iKang Healthcare Group, Inc. sponsored ADR	7,825	114,089
IPC The Hospitalist Co., Inc. (a)(d)	2,048	89,395
LHC Group, Inc. (a)	2,360	48,073
LifePoint Hospitals, Inc. (a)	6,234	381,770
Magellan Health Services, Inc. (a)	3,726	226,876
MWI Veterinary Supply, Inc. (a)	1,614	225,169
National Research Corp.:
Class A (a)	2,214	33,321
Class B (a)(d)	369	15,022
NeoStem, Inc. (a)(d)	3,226	21,969
Patterson Companies, Inc. (d)	13,958	546,595
PDI, Inc. (a)	1,717	8,619
Premier, Inc.	5,087	150,779
Providence Service Corp. (a)	1,589	63,878
RadNet, Inc. (a)	6,190	39,368
Sharps Compliance Corp. (a)	2,640	10,375
Surgical Care Affiliates, Inc.	5,153	148,819
The Ensign Group, Inc.	2,800	131,320
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
USMD Holdings, Inc. (a)(d)	1,157	$ 14,139
VCA Antech, Inc. (a)	11,289	379,875
		13,763,201
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	23,574	347,481
athenahealth, Inc. (a)(d)	4,714	598,254
Authentidate Holding Corp. (a)(d)	1,782	1,337
Cerner Corp. (a)(d)	44,550	2,407,928
Computer Programs & Systems, Inc.	1,530	97,277
HealthStream, Inc. (a)(d)	3,395	87,353
HMS Holdings Corp. (a)(d)	10,776	202,589
iCAD, Inc. (a)	949	6,282
MedAssets, Inc. (a)	7,896	184,924
Medidata Solutions, Inc. (a)	7,078	273,706
Merge Healthcare, Inc. (a)(d)	8,773	19,388
Omnicell, Inc. (a)	4,289	113,787
Quality Systems, Inc.	8,498	132,314
Simulations Plus, Inc.	1,656	10,085
Streamline Health Solutions, Inc. (a)	5,177	26,351
		4,509,056
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(d)	5,557	132,423
Affymetrix, Inc. (a)(d)	8,902	73,531
Albany Molecular Research, Inc. (a)(d)	3,715	58,660
Apricus Biosciences, Inc. (a)(d)	2,588	6,082
BG Medicine, Inc. (a)(d)	1,419	1,433
Bruker BioSciences Corp. (a)	22,133	463,686
Compugen Ltd. (a)	3,805	30,782
Fluidigm Corp. (a)	3,826	106,133
Furiex Pharmaceuticals, Inc. (a)	1,322	136,642
Harvard Bioscience, Inc. (a)	2,115	8,714
ICON PLC (a)	8,058	340,612
Illumina, Inc. (a)(d)	16,412	2,597,199
Luminex Corp. (a)	5,675	96,418
Nanostring Technologies, Inc.	2,111	31,433
NeoGenomics, Inc. (a)	7,505	25,442
Pacific Biosciences of California, Inc. (a)	8,231	40,826
PAREXEL International Corp. (a)	7,189	362,685
pSivida Corp. (a)	3,298	12,697
QIAGEN NV (a)(d)	30,897	709,395
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Response Genetics, Inc. (a)(d)	6,802	$ 6,462
Sequenom, Inc. (a)(d)	12,977	39,839
Techne Corp.	4,637	407,082
		5,688,176
Pharmaceuticals - 1.3%
Acasti Pharma, Inc. (a)	18,131	15,774
AcelRx Pharmaceuticals, Inc. (a)(d)	6,090	56,028
Achaogen, Inc. (a)	3,224	45,233
Acura Pharmaceuticals, Inc. (a)(d)	4,909	5,253
Aerie Pharmaceuticals, Inc.	3,215	50,379
Akorn, Inc. (a)(d)	12,898	360,757
Alcobra Pharma Ltd.	1,817	31,089
Alexza Pharmaceuticals, Inc. (a)	428	1,930
Alimera Sciences, Inc. (a)	4,006	23,916
ANI Pharmaceuticals, Inc. (a)	1,410	44,909
Aratana Therapeutics, Inc. (d)	3,232	45,442
AstraZeneca PLC rights (a)	3,011	0
Auxilium Pharmaceuticals, Inc. (a)(d)	5,970	133,609
AVANIR Pharmaceuticals Class A (a)	20,897	110,336
Bio Path Holdings, Inc. (a)	13,685	35,992
Biodelivery Sciences International, Inc. (a)(d)	5,323	50,941
Cardiome Pharma Corp. (a)	2,219	15,635
Cempra, Inc. (a)(d)	5,300	50,138
Columbia Laboratories, Inc. (a)	768	5,123
Corcept Therapeutics, Inc. (a)(d)	14,622	33,046
Cumberland Pharmaceuticals, Inc. (a)	1,718	7,817
DepoMed, Inc. (a)(d)	6,750	80,528
Durect Corp. (a)	8,664	11,870
Egalet Corp. (d)	2,833	37,509
Endo International PLC (a)(d)	19,600	1,383,564
Endocyte, Inc. (a)(d)	4,913	31,099
Flamel Technologies SA sponsored ADR (a)	2,626	29,359
GW Pharmaceuticals PLC ADR (a)(d)	529	36,062
Horizon Pharma, Inc. (a)(d)	8,793	124,773
Impax Laboratories, Inc. (a)	9,640	267,606
Imprimis Pharmaceuticals, Inc. (a)(d)	2,451	13,431
IntelliPharmaCeutics International Corp. (a)(d)	4,988	18,855
Intra-Cellular Therapies, Inc. (d)	4,197	63,585
Jazz Pharmaceuticals PLC (a)	7,505	1,064,659
MediWound Ltd. (a)	4,005	47,579
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)(d)	48,049	$ 2,394,762
Nektar Therapeutics (a)(d)	17,541	205,756
NeuroBioPharm, Inc.:
Class A (a)(d)	213	20
warrants (a)(d)	427	0
Ocera Therapeutics, Inc. (a)	2,372	16,794
Omeros Corp. (a)(d)	3,590	41,967
Oramed Pharmaceuticals, Inc. (a)	1,051	8,755
Pacira Pharmaceuticals, Inc. (a)	4,437	344,356
Pain Therapeutics, Inc. (a)	8,191	40,545
Pernix Therapeutics Holdings, Inc. (a)(d)	6,405	45,540
Phibro Animal Health Corp. Class A	3,428	65,235
Pozen, Inc.	3,117	26,775
ProPhase Labs, Inc. (a)	1,566	3,007
Questcor Pharmaceuticals, Inc. (d)	7,872	709,503
Relypsa, Inc.	4,552	106,471
Repros Therapeutics, Inc. (a)	2,624	42,640
Revance Therapeutics, Inc. (d)	2,520	79,355
Sagent Pharmaceuticals, Inc. (a)	3,766	84,396
Salix Pharmaceuticals Ltd. (a)(d)	8,074	921,082
SciClone Pharmaceuticals, Inc. (a)(d)	5,359	26,956
Shire PLC sponsored ADR	4,269	740,202
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	8,793
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	6,917	50,287
Supernus Pharmaceuticals, Inc. (a)	4,590	40,897
The Medicines Company (a)(d)	8,443	235,560
Transcept Pharmaceuticals, Inc.	1,571	5,011
Ventrus Biosciences, Inc. (a)	879	1,108
VIVUS, Inc. (a)(d)	12,224	60,264
XenoPort, Inc. (a)	9,481	38,398
Zogenix, Inc. (a)	17,047	39,208
		10,717,469
TOTAL HEALTH CARE		122,777,775
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)(d)	2,770	88,972
American Science & Engineering, Inc.	1,421	95,349
API Technologies Corp. (a)	4,000	11,200
Ascent Solar Technologies, Inc. (a)(d)	1,977	791
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Astronics Corp. (a)	2,207	$ 121,076
Astrotech Corp. (a)(d)	3,584	10,465
BE Aerospace, Inc. (a)	13,418	1,298,192
Elbit Systems Ltd.	5,344	333,466
Erickson Air-Crane, Inc. (a)(d)	2,141	34,834
Innovative Solutions & Support, Inc. (a)	1,668	11,159
KEYW Holding Corp. (a)(d)	5,202	55,141
Kratos Defense & Security Solutions, Inc. (a)(d)	7,856	66,855
LMI Aerospace, Inc. (a)	964	13,332
Sypris Solutions, Inc.	1,434	6,740
Taser International, Inc. (a)	6,303	83,641
TAT Technologies Ltd.	863	6,542
		2,237,755
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	6,093	55,324
Atlas Air Worldwide Holdings, Inc. (a)	2,883	105,489
C.H. Robinson Worldwide, Inc.	19,570	1,171,460
Echo Global Logistics, Inc. (a)(d)	3,065	56,886
Expeditors International of Washington, Inc.	25,898	1,178,618
Forward Air Corp.	4,417	198,147
Hub Group, Inc. Class A (a)(d)	5,120	240,794
Park-Ohio Holdings Corp.	2,018	106,308
UTi Worldwide, Inc.	15,342	149,585
		3,262,611
Airlines - 0.7%
Allegiant Travel Co.	2,490	286,350
American Airlines Group, Inc.	92,468	3,713,515
Hawaiian Holdings, Inc. (a)(d)	6,808	105,116
JetBlue Airways Corp. (a)(d)	39,833	384,787
Republic Airways Holdings, Inc. (a)	5,922	62,299
Ryanair Holdings PLC sponsored ADR (a)(d)	14,737	837,946
SkyWest, Inc.	7,364	84,244
Spirit Airlines, Inc. (a)	9,171	541,731
		6,015,988
Building Products - 0.1%
AAON, Inc.	5,084	158,621
American Woodmark Corp. (a)	2,083	57,428
Apogee Enterprises, Inc.	3,424	103,062
Builders FirstSource, Inc. (a)	12,712	91,272
China Ceramics Co. Ltd.	1,500	1,995
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Gibraltar Industries, Inc. (a)	8,034	$ 127,419
Insteel Industries, Inc.	2,765	54,277
Nortek, Inc. (a)	2,176	182,828
Patrick Industries, Inc. (a)	1,326	50,123
PGT, Inc. (a)	7,777	66,960
Universal Forest Products, Inc.	2,353	114,238
		1,008,223
Commercial Services & Supplies - 0.7%
Acorn Energy, Inc. (a)	1,217	1,765
Casella Waste Systems, Inc. Class A (a)	4,143	22,787
CECO Environmental Corp.	4,296	61,519
China Recycling Energy Corp. (a)(d)	8,068	22,913
Cintas Corp. (d)	15,132	940,000
Copart, Inc. (a)	15,902	565,634
Courier Corp.	3,185	43,252
EnerNOC, Inc. (a)	3,513	67,414
Fuel Tech, Inc. (a)	2,055	11,385
G&K Services, Inc. Class A	2,732	141,545
Guanwei Recycling Corp. (a)	700	1,099
Healthcare Services Group, Inc.	9,323	277,452
Heritage-Crystal Clean, Inc. (a)(d)	2,262	37,753
Herman Miller, Inc.	7,658	239,466
Hudson Technologies, Inc. (a)	2,825	7,656
Industrial Services of America, Inc. (a)	694	3,297
InnerWorkings, Inc. (a)(d)	5,932	44,668
Interface, Inc.	9,393	171,328
Intersections, Inc.	1,282	5,679
Kimball International, Inc. Class B	5,095	82,182
McGrath RentCorp.	4,040	138,491
Mobile Mini, Inc.	6,273	273,189
Multi-Color Corp.	1,696	59,580
Performant Financial Corp. (a)	6,317	59,948
Perma-Fix Environmental Services, Inc. (a)	973	3,941
R.R. Donnelley & Sons Co.	25,835	409,226
SP Plus Corp. (a)(d)	2,397	56,857
Stericycle, Inc. (a)(d)	10,777	1,232,565
Swisher Hygiene, Inc. (Canada) (a)	18,251	6,753
Tetra Tech, Inc.	9,406	250,294
U.S. Ecology, Inc.	3,073	151,806
United Stationers, Inc.	4,733	188,515
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Virco Manufacturing Co. (a)	1,086	$ 2,270
West Corp.	12,419	332,829
		5,915,058
Construction & Engineering - 0.1%
Abengoa SA sponsored ADR Class B (d)	871	20,817
Aegion Corp. (a)(d)	4,531	108,608
Foster Wheeler AG	12,379	419,153
Great Lakes Dredge & Dock Corp. (a)(d)	5,791	44,127
Integrated Electrical Services, Inc. (a)	652	4,408
Layne Christensen Co. (a)(d)	2,286	34,610
MYR Group, Inc. (a)	5,145	128,728
Northwest Pipe Co. (a)	758	27,258
Primoris Services Corp.	7,525	217,999
Sterling Construction Co., Inc. (a)	3,450	31,637
UniTek Global Services, Inc. (a)	2,812	1,800
		1,039,145
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,672	4,481
Allied Motion Technologies, Inc.	899	13,062
Altair Nanotechnologies, Inc. (a)	613	1,753
American Superconductor Corp. (a)(d)	14,941	20,917
Ballard Power Systems, Inc. (a)(d)	14,652	56,349
Broadwind Energy, Inc. (a)	1,948	21,701
Capstone Turbine Corp. (a)(d)	43,382	65,507
Encore Wire Corp.	2,696	131,026
Enphase Energy, Inc. (a)	5,276	44,582
Franklin Electric Co., Inc.	6,552	250,942
FuelCell Energy, Inc. (a)(d)	32,242	75,446
Global Power Equipment Group, Inc.	1,441	23,820
Highpower International, Inc. (a)	815	3,040
Hydrogenics Corp. (a)	1,099	18,188
Jinpan International Ltd.	1,698	11,716
Lihua International, Inc. (a)	3,229	6,910
LSI Industries, Inc.	2,044	16,229
Ocean Power Technologies, Inc. (a)(d)	1,435	3,573
Pioneer Power Solutions, Inc. (a)	1,000	8,700
Plug Power, Inc. (a)(d)	17,089	74,337
Powell Industries, Inc.	1,530	94,600
Power Solutions International, Inc. (a)(d)	1,437	112,072
Preformed Line Products Co.	648	33,975
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Real Goods Solar, Inc. Class A (a)(d)	5,918	$ 14,085
Revolution Lighting Technologies, Inc. (a)(d)	8,334	19,335
SolarCity Corp. (a)(d)	11,730	615,825
Ultralife Corp. (a)	1,473	5,745
Vicor Corp. (a)	2,510	18,574
		1,766,490
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	5,193	162,801
Machinery - 0.9%
Adept Technology, Inc. (a)(d)	1,739	20,312
Altra Industrial Motion Corp.	3,583	122,503
American Railcar Industries, Inc.	2,715	177,290
ARC Group Worldwide, Inc. (a)(d)	2,040	25,439
Astec Industries, Inc.	3,044	121,486
Chart Industries, Inc. (a)(d)	3,736	268,581
Cleantech Solutions International, Inc. (a)(d)	197	1,060
Columbus McKinnon Corp. (NY Shares)	3,115	87,718
Commercial Vehicle Group, Inc. (a)	2,120	20,182
Dynamic Materials Corp.	1,149	25,025
Eastern Co.	613	9,495
Energy Recovery, Inc. (a)(d)	6,140	31,805
ExOne Co. (a)(d)	1,745	51,774
FreightCar America, Inc.	1,099	28,255
Gencor Industries, Inc. (a)	519	5,278
Hardinge, Inc.	2,221	28,362
Hurco Companies, Inc.	804	22,239
Key Technology, Inc. (a)	313	3,637
L.B. Foster Co. Class A	3,412	174,285
Lincoln Electric Holdings, Inc.	10,177	668,527
Manitex International, Inc. (a)	2,422	40,326
MFRI, Inc. (a)	997	10,020
Middleby Corp. (a)	2,485	593,468
NN, Inc.	1,502	36,844
Nordson Corp.	8,061	657,294
Omega Flex, Inc.	1,368	26,991
PACCAR, Inc.	45,785	2,900,938
PMFG, Inc. (a)	2,024	10,241
RBC Bearings, Inc.	3,223	193,283
Sun Hydraulics Corp.	3,529	130,291
Tecumseh Products Co. (a)	1,527	7,436
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	5,292	$ 185,802
Twin Disc, Inc.	2,195	71,228
Westport Innovations, Inc. (a)(d)	8,193	124,452
Woodward, Inc.	8,602	384,509
		7,266,376
Marine - 0.1%
Diana Containerships, Inc.	4,570	12,659
DryShips, Inc. (d)	53,154	159,994
Eagle Bulk Shipping, Inc. (a)(d)	1,118	3,723
Euroseas Ltd.	2,727	3,354
Paragon Shipping, Inc. Class A (a)	5,459	30,352
Rand Logistics, Inc. (a)	1,744	10,394
Seanergy Martime Holdings Corp. (a)	799	1,039
Star Bulk Carriers Corp. (a)	3,188	34,016
Ultrapetrol (Bahamas) Ltd. (a)	18,026	54,439
		309,970
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	1,360	84,769
Acacia Research Corp. (d)	6,230	100,552
Advisory Board Co. (a)(d)	4,647	224,868
Barrett Business Services, Inc.	849	40,039
Corp. Resources Services, Inc. (a)(d)	18,533	45,035
CRA International, Inc. (a)	945	21,168
Exponent, Inc.	2,695	190,617
Heidrick & Struggles International, Inc.	1,475	27,553
Hudson Global, Inc. (a)	2,817	11,183
Huron Consulting Group, Inc. (a)	2,882	195,630
ICF International, Inc. (a)	2,695	100,254
Kelly Services, Inc. Class A (non-vtg.)	4,389	77,949
Kforce, Inc.	5,269	116,076
Lightbridge Corp. (a)(d)	2,205	5,270
Odyssey Marine Exploration, Inc. (a)(d)	6,577	9,076
Paylocity Holding Corp. (a)(d)	6,125	119,254
Pendrell Corp. (a)	29,604	47,662
RCM Technologies, Inc. (a)	2,327	14,939
Resources Connection, Inc.	9,665	119,846
RPX Corp. (a)	6,005	97,581
Verisk Analytics, Inc. (a)	21,661	1,282,115
VSE Corp.	941	58,257
		2,989,693
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.6%
AMERCO	2,564	$ 707,920
ArcBest Corp.	3,041	130,064
Avis Budget Group, Inc. (a)(d)	13,810	790,346
Covenant Transport Group, Inc. Class A (a)	1,650	17,556
Heartland Express, Inc. (d)	11,096	239,951
J.B. Hunt Transport Services, Inc.	14,754	1,145,796
Landstar System, Inc.	5,538	359,582
Marten Transport Ltd.	5,370	129,363
Old Dominion Freight Lines, Inc. (a)	10,787	689,937
P.A.M. Transportation Services, Inc. (a)	1,589	41,203
Patriot Transportation Holding, Inc. (a)	1,246	42,327
Providence & Worcester Railroad Co.	595	10,407
Quality Distribution, Inc. (a)	2,343	33,716
Saia, Inc. (a)	3,367	146,734
Student Transportation, Inc.	9,179	58,072
U.S.A. Truck, Inc. (a)	1,050	17,745
Universal Truckload Services, Inc.	4,619	112,196
Werner Enterprises, Inc.	9,846	259,934
YRC Worldwide, Inc. (a)(d)	3,631	81,298
		5,014,147
Trading Companies & Distributors - 0.4%
Aceto Corp.	3,951	68,866
Beacon Roofing Supply, Inc. (a)	6,245	215,453
DXP Enterprises, Inc. (a)	1,970	137,053
Essex Rental Corp. (a)	2,219	5,725
Fastenal Co. (d)	37,945	1,849,819
General Finance Corp. (a)	2,908	26,114
H&E Equipment Services, Inc. (a)	4,201	145,565
HD Supply Holdings, Inc. (a)	24,297	638,282
Houston Wire & Cable Co.	1,495	17,716
Lawson Products, Inc. (a)	645	10,578
Rush Enterprises, Inc.:
Class A (a)(d)	5,767	191,349
Class B (a)	1,009	30,169
Stock Building Supply Holdings, Inc.	3,539	67,736
Titan Machinery, Inc. (a)(d)	3,266	57,188
Willis Lease Finance Corp. (a)	1,056	19,409
		3,481,022
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	950	$ 28,367
TOTAL INDUSTRIALS		40,497,646
INFORMATION TECHNOLOGY - 47.2%
Communications Equipment - 5.1%
ADTRAN, Inc.	7,759	174,112
Alliance Fiber Optic Products, Inc. (d)	2,190	44,413
Ambient Corp. (a)	1,100	1,309
Applied Optoelectronics, Inc.	1,714	36,697
Arris Group, Inc. (a)	18,522	613,263
Aruba Networks, Inc. (a)(d)	14,158	262,135
AudioCodes Ltd. (a)(d)	5,503	35,054
Aviat Networks, Inc. (a)	4,784	5,071
Bel Fuse, Inc.:
Class A	300	7,728
Class B (non-vtg.)	558	15,312
Black Box Corp.	2,605	63,484
Brocade Communications Systems, Inc.	56,001	510,729
CalAmp Corp. (a)(d)	4,339	82,875
Ceragon Networks Ltd. (a)	5,140	11,925
Cisco Systems, Inc.	664,338	16,356,002
Clearfield, Inc. (a)(d)	1,913	32,521
ClearOne, Inc. (a)	3,143	31,084
CommScope Holding Co., Inc.	24,371	644,369
Communications Systems, Inc.	2,071	23,506
Comtech Telecommunications Corp.	3,678	120,160
Digi International, Inc. (a)	2,136	18,989
DragonWave, Inc. (a)	2,480	3,271
EchoStar Holding Corp. Class A (a)	5,605	286,247
EMCORE Corp. (a)(d)	1,475	6,298
Energous Corp.	2,121	24,773
EXFO, Inc. (sub. vtg.) (a)	2,252	9,637
Extreme Networks, Inc. (a)	12,949	51,537
F5 Networks, Inc. (a)(d)	9,666	1,049,244
Finisar Corp. (a)(d)	12,801	304,024
Gilat Satellite Networks Ltd. (a)(d)	5,055	24,921
Harmonic, Inc. (a)	11,702	84,722
Infinera Corp. (a)(d)	15,333	139,530
InterDigital, Inc. (d)	5,085	193,179
Ituran Location & Control Ltd.	3,298	77,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ixia (a)	10,307	$ 119,767
JDS Uniphase Corp. (a)	31,597	346,619
KVH Industries, Inc. (a)	2,995	40,672
Meru Networks, Inc. (a)(d)	1,641	5,875
Mitel Networks Corp. (a)	11,657	128,926
NETGEAR, Inc. (a)	4,275	140,519
Novatel Wireless, Inc. (a)	2,420	4,090
NumereX Corp. Class A (a)	2,247	25,414
Oclaro, Inc. (a)(d)	14,231	30,170
Oplink Communications, Inc. (a)	1,737	29,286
Parkervision, Inc. (a)(d)	10,867	53,140
PC-Tel, Inc.	2,538	17,766
Polycom, Inc. (a)	20,510	261,503
Procera Networks, Inc. (a)(d)	2,618	25,316
QUALCOMM, Inc.	217,804	17,522,332
Radware Ltd. (a)(d)	5,943	100,556
Riverbed Technology, Inc. (a)	21,297	432,755
ShoreTel, Inc. (a)	8,909	62,007
Sierra Wireless, Inc. (a)(d)	4,002	75,035
Silicom Ltd.	1,049	50,132
Sonus Networks, Inc. (a)	31,557	115,814
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	25,021	311,511
Tessco Technologies, Inc.	822	25,079
Ubiquiti Networks, Inc. (a)(d)	10,989	384,175
UTStarcom Holdings Corp. (a)	4,655	12,056
ViaSat, Inc. (a)(d)	5,964	323,428
Westell Technologies, Inc. Class A (a)	3,694	9,087
Wi-Lan, Inc.	14,813	46,312
Zhone Technologies, Inc. (a)	2,208	6,845
		42,051,712
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	2,256	32,735
CDW Corp.	21,830	642,020
China BAK Battery, Inc. (a)(d)	782	1,681
Chyronhego Corp. (a)	3,587	7,389
ClearSign Combustion Corp. (a)(d)	1,890	16,821
Cognex Corp. (a)	11,101	399,636
Coherent, Inc. (a)	3,297	197,754
Control4 Corp. (d)	2,561	43,460
CUI Global, Inc. (a)	1,439	11,944
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Daktronics, Inc.	6,101	$ 75,713
Deswell Industries, Inc.	1,530	3,228
Digital Ally, Inc. (a)(d)	179	902
DTS, Inc. (a)	1,687	30,552
Echelon Corp. (a)	3,399	8,803
Electro Rent Corp.	3,871	62,517
Electro Scientific Industries, Inc.	4,034	29,408
FARO Technologies, Inc. (a)	2,219	94,352
FEI Co.	5,699	475,582
Flextronics International Ltd. (a)(d)	77,870	791,938
FLIR Systems, Inc.	17,910	625,238
Frequency Electronics, Inc. (a)	801	8,971
GSI Group, Inc. (a)	9,552	115,770
HLS Systems International Ltd. (a)(d)	7,011	147,301
I. D. Systems Inc. (a)	730	3,051
Identive Group, Inc. (a)	478	3,422
II-VI, Inc. (a)	9,082	122,244
Insight Enterprises, Inc. (a)	6,588	179,062
IPG Photonics Corp. (a)	6,831	431,036
Itron, Inc. (a)(d)	5,497	211,360
KEY Tronic Corp. (a)	2,433	25,814
Littelfuse, Inc.	2,746	240,714
LoJack Corp. (a)	1,208	6,572
LRAD Corp. (a)	2,260	4,633
Magal Security Systems Ltd. (a)	1,252	4,395
Maxwell Technologies, Inc. (a)(d)	4,281	74,318
Measurement Specialties, Inc. (a)	2,277	144,658
Mercury Systems, Inc. (a)	6,273	73,520
Mesa Laboratories, Inc.	474	37,929
MicroVision, Inc. (a)(d)	1,233	2,367
MTS Systems Corp.	2,091	138,424
Multi-Fineline Electronix, Inc. (a)	2,217	22,924
Napco Security Technolgies, Inc. (a)	2,823	17,446
National Instruments Corp.	15,773	451,739
Neonode, Inc. (a)(d)	3,560	12,567
NetList, Inc. (a)(d)	1,689	2,111
Newport Corp. (a)	4,771	88,407
Orbotech Ltd. (a)	5,875	90,534
OSI Systems, Inc. (a)	2,442	139,072
PC Connection, Inc.	2,751	57,578
PC Mall, Inc. (a)	1,383	13,775
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Perceptron, Inc.	784	$ 8,945
Planar Systems, Inc. (a)	480	1,080
Plexus Corp. (a)	4,007	167,332
RadiSys Corp. (a)	1,899	6,191
Research Frontiers, Inc. (a)(d)	3,992	23,553
Richardson Electronics Ltd.	1,588	16,166
RMG Networks Holding Corp. (a)	2,029	3,348
Rofin-Sinar Technologies, Inc. (a)	3,325	77,273
Sanmina Corp. (a)	10,470	213,065
ScanSource, Inc. (a)	3,964	147,064
Speed Commerce, Inc. (a)(d)	10,191	36,790
Supercom Ltd. (a)	1,796	17,295
Tech Data Corp. (a)	5,058	301,002
Trimble Navigation Ltd. (a)	33,386	1,204,233
TTM Technologies, Inc. (a)	10,906	81,795
Uni-Pixel, Inc. (a)(d)	1,194	6,269
Universal Display Corp. (a)(d)	5,560	145,450
Viasystems Group, Inc. (a)	2,351	24,403
Zebra Technologies Corp. Class A (a)	6,503	483,173
Zygo Corp. (a)	3,243	62,330
		9,450,144
Internet Software & Services - 10.9%
21Vianet Group, Inc. ADR (a)(d)	5,496	148,172
Akamai Technologies, Inc. (a)	23,319	1,267,154
Angie's List, Inc. (a)	7,239	77,095
Autobytel, Inc. (a)	1,168	15,184
Baidu.com, Inc. sponsored ADR (a)	35,549	5,901,134
Bazaarvoice, Inc. (a)(d)	9,032	59,431
Benefitfocus, Inc. (d)	3,174	117,565
Blucora, Inc. (a)(d)	6,218	117,955
Borderfree, Inc. (a)	4,776	71,258
Brightcove, Inc. (a)	2,608	24,698
BroadVision, Inc. (a)	599	5,744
Carbonite, Inc. (a)	2,600	29,016
China Finance Online Co. Ltd. ADR (a)	2,033	6,668
ChinaCache International Holdings Ltd. sponsored ADR (a)(d)	2,073	29,478
comScore, Inc. (a)	4,494	140,348
Constant Contact, Inc. (a)	3,609	106,610
Conversant, Inc. (a)(d)	8,643	203,802
Cornerstone OnDemand, Inc. (a)	7,442	299,094
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
CoStar Group, Inc. (a)	3,655	$ 579,500
Criteo SA sponsored ADR (d)	1,232	35,420
Cyren Ltd. (a)(d)	3,908	11,665
DealerTrack Holdings, Inc. (a)	6,929	275,151
Digital River, Inc. (a)	3,906	61,480
E2open, Inc. (a)(d)	3,262	57,346
EarthLink Holdings Corp.	12,408	45,165
eBay, Inc. (a)	167,641	8,504,428
eGain Communications Corp. (a)(d)	3,510	23,061
Endurance International Group Holdings, Inc. (d)	17,918	233,830
Equinix, Inc. (a)(d)	6,430	1,277,963
Facebook, Inc. Class A (a)	254,247	16,093,835
Five9, Inc. (d)	7,472	55,965
GigaMedia Ltd. (a)	5,039	5,543
Global Eagle Entertainment, Inc. (a)	9,872	109,875
Gogo, Inc. (d)	10,245	185,332
Google, Inc.:
Class A (a)	36,271	20,734,317
Class C (a)	35,971	20,179,012
IAC/InterActiveCorp	9,741	644,952
Internap Network Services Corp. (a)	8,720	62,435
iPass, Inc. (a)	4,991	6,438
j2 Global, Inc. (d)	5,986	283,497
Jiayuan.com International Ltd. sponsored ADR	1,386	8,205
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	3,179
Limelight Networks, Inc. (a)	7,958	17,348
Liquidity Services, Inc. (a)(d)	4,312	66,319
LiveDeal, Inc. (a)(d)	1,819	8,495
LivePerson, Inc. (a)	6,112	58,186
LogMeIn, Inc. (a)	3,207	136,522
Marchex, Inc. Class B	4,496	46,444
Marketo, Inc. (d)	4,758	110,290
MercadoLibre, Inc. (d)	5,628	478,774
Move, Inc. (a)	4,373	57,199
Net Element International, Inc. (a)(d)	2,798	6,240
NetEase.com, Inc. sponsored ADR (d)	10,134	721,135
NIC, Inc.	8,716	144,424
OpenTable, Inc. (a)(d)	3,280	222,220
Perficient, Inc. (a)	3,633	64,086
Perion Network Ltd. (a)(d)	7,892	81,367
Points International Ltd. (a)	1,800	44,190
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
QuinStreet, Inc. (a)	11,594	$ 64,463
RealNetworks, Inc. (a)	7,721	59,374
Reis, Inc.	2,133	39,354
Remark Media, Inc. (a)	1,698	10,324
Rocket Fuel, Inc. (d)	4,278	106,950
SciQuest, Inc. (a)(d)	3,494	59,153
Selectica, Inc. (a)	245	1,477
Sify Technologies Ltd. sponsored ADR (a)(d)	1,965	4,087
SINA Corp. (a)(d)	8,883	398,047
Sohu.com, Inc. (a)(d)	4,885	282,158
SPS Commerce, Inc. (a)	1,840	104,678
Stamps.com, Inc. (a)	2,385	77,083
Support.com, Inc. (a)	3,686	8,478
Synacor, Inc. (a)	2,654	6,025
TechTarget, Inc. (a)	3,566	28,385
TheStreet.com, Inc.	1,783	4,618
Travelzoo, Inc. (a)	1,494	28,760
TrueCar, Inc. (d)	9,000	98,640
Tucows, Inc. (a)	1,777	24,363
United Online, Inc.	1,177	12,853
Unwired Planet, Inc.	19,751	42,662
VeriSign, Inc. (a)(d)	17,145	858,622
Viggle, Inc. (a)	2,471	13,912
VistaPrint Ltd. (a)(d)	4,639	185,653
Vocus, Inc. (a)	2,078	37,362
Web.com Group, Inc. (a)(d)	7,876	271,249
WebMD Health Corp. (a)(d)	5,043	215,840
Weibo Corp. sponsored ADR (d)	2,816	52,152
Wix.com Ltd. (a)(d)	4,640	82,870
Xoom Corp. (a)	4,851	107,692
Yahoo!, Inc. (a)	129,769	4,496,496
Yandex NV (a)(d)	32,440	1,010,182
YY, Inc. ADR (a)(d)	3,865	251,650
Zillow, Inc. (a)(d)	4,224	498,516
Zix Corp. (a)	5,859	19,335
		89,924,702
IT Services - 2.2%
Acxiom Corp. (a)(d)	10,403	236,460
Amdocs Ltd.	20,907	1,006,045
Automatic Data Processing, Inc.	61,690	4,915,459
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Blackhawk Network Holdings, Inc. (a)	4,655	$ 115,630
Cardtronics, Inc. (a)	5,274	152,841
Cass Information Systems, Inc.	1,288	64,941
China Information Technology, Inc. (a)	4,390	17,999
Cognizant Technology Solutions Corp. Class A (a)	78,618	3,821,621
Computer Task Group, Inc.	2,070	32,126
CSG Systems International, Inc.	5,165	135,685
Datalink Corp. (a)	3,140	29,139
Edgewater Technology, Inc. (a)	1,090	8,437
Euronet Worldwide, Inc. (a)	6,737	317,582
ExlService Holdings, Inc. (a)	3,853	109,194
Fiserv, Inc. (a)	32,669	1,963,734
Forrester Research, Inc.	2,212	83,658
Hackett Group, Inc.	3,105	18,941
iGATE Corp. (a)	7,419	258,701
Information Services Group, Inc. (a)	4,653	23,870
Innodata, Inc. (a)	1,720	5,590
InterCloud Systems, Inc. (a)	1,008	5,776
Jack Henry & Associates, Inc.	11,326	656,795
JetPay Corp. (a)	3,116	6,731
Lionbridge Technologies, Inc. (a)	8,753	49,279
ManTech International Corp. Class A	3,947	116,397
Mattersight Corp. (a)	1,970	9,988
ModusLink Global Solutions, Inc. (a)(d)	7,178	25,913
MoneyGram International, Inc. (a)	6,835	90,085
NCI, Inc. Class A (a)	868	8,315
Newtek Business Services, Inc. (a)	2,552	6,916
Paychex, Inc. (d)	46,158	1,897,555
PFSweb, Inc. (a)	1,898	15,621
Planet Payment, Inc. (a)	4,746	13,384
PRG-Schultz International, Inc. (a)	2,112	13,475
QIWI PLC Class B sponsored ADR	2,775	117,244
Sabre Corp. (d)	33,926	651,379
Sapient Corp. (a)	18,606	306,069
ServiceSource International, Inc. (a)(d)	10,115	46,023
Sykes Enterprises, Inc. (a)	6,422	129,596
Syntel, Inc. (a)	5,436	439,772
Teletech Holdings, Inc. (a)	7,137	188,274
Virtusa Corp. (a)	3,964	135,608
		18,247,848
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 8.1%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	$ 9,560
Advanced Energy Industries, Inc. (a)	5,102	99,846
Aixtron AG sponsored ADR (a)(d)	770	11,311
Alpha & Omega Semiconductor Ltd. (a)	6,122	50,445
Altera Corp. (d)	40,387	1,338,021
Ambarella, Inc. (a)(d)	3,374	87,522
Amkor Technology, Inc. (a)	30,498	308,335
Amtech Systems, Inc. (a)	792	7,825
ANADIGICS, Inc. (a)(d)	5,180	5,594
Analog Devices, Inc.	40,693	2,131,499
Applied Materials, Inc.	156,071	3,151,073
Applied Micro Circuits Corp. (a)(d)	8,815	79,335
ARM Holdings PLC sponsored ADR (d)	16,899	780,734
ASM International NV (depositary receipt)	565	23,555
ASML Holding NV (d)	11,706	1,005,311
Atmel Corp. (a)	56,136	470,420
Audience, Inc. (a)	2,217	27,513
Avago Technologies Ltd.	31,754	2,244,055
Axcelis Technologies, Inc. (a)	15,551	29,236
AXT, Inc. (a)	2,879	6,334
Broadcom Corp. Class A	68,128	2,171,239
Brooks Automation, Inc.	9,301	90,313
BTU International, Inc. (a)	667	1,721
Cabot Microelectronics Corp. (a)	2,763	118,892
Camtek Ltd. (a)	4,082	13,267
Canadian Solar, Inc. (a)(d)	6,692	172,319
Cascade Microtech, Inc. (a)	1,205	14,424
Cavium, Inc. (a)(d)	6,869	336,444
Ceva, Inc. (a)	2,635	41,238
China Sunergy Co. Ltd. ADR (a)	811	2,717
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	5,992	146,265
Cirrus Logic, Inc. (a)(d)	7,643	169,140
Cohu, Inc.	2,800	30,128
Cree, Inc. (a)(d)	15,829	761,691
CVD Equipment Corp. (a)	958	12,176
Cypress Semiconductor Corp. (d)	18,164	186,181
Diodes, Inc. (a)	5,769	159,628
DSP Group, Inc. (a)	1,709	14,339
Entegris, Inc. (a)	21,738	249,335
Entropic Communications, Inc. (a)	15,161	49,880
EZchip Semiconductor Ltd. (a)	4,598	112,697
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)	16,589	$ 243,361
First Solar, Inc. (a)(d)	12,829	792,576
FormFactor, Inc. (a)	6,222	45,172
GSI Technology, Inc. (a)	5,638	31,742
GT Advanced Technologies, Inc. (a)(d)	17,364	292,757
Hanwha Solarone Co. Ltd. ADR (a)(d)	4,357	10,805
Himax Technologies, Inc. sponsored ADR (d)	11,807	78,280
Hittite Microwave Corp.	4,043	237,728
Ikanos Communications, Inc. (a)	7,650	3,588
Integrated Device Technology, Inc. (a)	19,162	254,855
Integrated Silicon Solution, Inc. (a)	8,245	115,760
Intel Corp.	639,491	17,470,894
Intermolecular, Inc. (a)(d)	4,427	10,802
Intersil Corp. Class A	20,744	291,868
IXYS Corp.	3,572	40,399
JA Solar Holdings Co. Ltd. ADR (a)(d)	3,491	34,735
KLA-Tencor Corp. (d)	21,000	1,375,920
Kopin Corp. (a)	6,229	19,808
Kulicke & Soffa Industries, Inc. (a)	9,846	138,730
Lam Research Corp.	20,901	1,296,698
Lattice Semiconductor Corp. (a)	16,583	131,172
Linear Technology Corp.	30,242	1,395,971
M/A-COM Technology Solutions, Inc. (a)	6,372	116,544
Marvell Technology Group Ltd.	63,941	995,561
Mattson Technology, Inc. (a)	6,860	14,543
Maxim Integrated Products, Inc.	36,484	1,249,577
Mellanox Technologies Ltd. (a)(d)	6,151	194,249
Micrel, Inc.	7,775	82,804
Microchip Technology, Inc. (d)	25,092	1,194,379
Micron Technology, Inc. (a)(d)	135,584	3,876,347
Microsemi Corp. (a)	13,190	320,913
MKS Instruments, Inc.	7,865	226,905
Monolithic Power Systems, Inc. (a)	5,690	223,560
Montage Tech Group Ltd.	3,911	74,153
MoSys, Inc. (a)(d)	4,925	16,351
Nanometrics, Inc. (a)	2,245	38,524
Nova Measuring Instruments Ltd. (a)	2,306	25,228
NVE Corp. (a)	453	24,086
NVIDIA Corp.	72,955	1,386,145
NXP Semiconductors NV (a)	32,135	1,995,584
O2Micro International Ltd. sponsored ADR (a)(d)	3,450	12,041
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Omnivision Technologies, Inc. (a)	6,680	$ 150,166
ON Semiconductor Corp. (a)	55,748	484,450
PDF Solutions, Inc. (a)	4,774	95,098
Peregrine Semiconductor Corp. (a)(d)	3,014	19,229
Pericom Semiconductor Corp. (a)	2,086	18,628
Photronics, Inc. (a)(d)	8,213	72,192
Pixelworks, Inc. (a)(d)	3,092	19,232
PLX Technology, Inc. (a)	5,702	32,901
PMC-Sierra, Inc. (a)	23,908	169,030
Power Integrations, Inc.	3,950	198,646
QuickLogic Corp. (a)(d)	8,825	37,595
Rambus, Inc. (a)	14,949	180,883
RDA Microelectronics, Inc. sponsored ADR	3,193	54,057
RF Micro Devices, Inc. (a)	35,775	336,643
Rubicon Technology, Inc. (a)	3,052	25,911
SemiLEDs Corp. (a)	2,000	1,904
Semtech Corp. (a)	10,052	260,749
Sigma Designs, Inc. (a)	2,862	9,845
Silicon Image, Inc. (a)	10,702	55,971
Silicon Laboratories, Inc. (a)	5,421	244,596
Silicon Motion Technology Corp. sponsored ADR	4,403	73,046
Siliconware Precision Industries Co. Ltd. sponsored ADR	9,531	75,295
Skyworks Solutions, Inc.	24,456	1,059,189
SunEdison Semiconductor Pte Lt	5,100	78,540
SunPower Corp. (a)	15,647	521,671
Synaptics, Inc. (a)(d)	4,552	309,900
Tessera Technologies, Inc.	7,941	178,593
Texas Instruments, Inc. (d)	139,719	6,563,999
Tower Semiconductor Ltd. (a)	1,741	16,540
TriQuint Semiconductor, Inc. (a)	21,068	327,818
Ultra Clean Holdings, Inc. (a)	4,578	37,906
Ultratech, Inc. (a)(d)	3,352	85,074
Veeco Instruments, Inc. (a)(d)	4,998	166,533
Vimicro International Corp. sponsored ADR (a)	1,883	6,741
Vitesse Semiconductor Corp. (a)	10,824	40,698
Xcerra Corp. (a)	6,295	60,747
Xilinx, Inc.	34,113	1,601,946
		66,774,635
Software - 9.6%
ACI Worldwide, Inc. (a)	5,102	277,090
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Activision Blizzard, Inc.	90,334	$ 1,877,141
Actuate Corp. (a)	4,500	21,015
Adobe Systems, Inc. (a)	64,777	4,180,708
Advent Software, Inc.	6,850	207,281
Allot Communications Ltd. (a)(d)	4,337	57,595
American Software, Inc. Class A	2,162	20,777
ANSYS, Inc. (a)	11,804	867,004
Aspen Technology, Inc. (a)	11,794	507,024
Attunity Ltd. (a)	1,304	11,254
Autodesk, Inc. (a)	29,291	1,533,970
AutoNavi Holdings Ltd. ADR (a)	3,713	77,342
Aware, Inc. (a)	1,471	8,429
Blackbaud, Inc.	7,877	269,787
BluePhoenix Solutions Ltd. (a)	284	1,062
Bottomline Technologies, Inc. (a)(d)	4,924	141,910
BroadSoft, Inc. (a)(d)	3,563	76,854
CA Technologies, Inc.	57,158	1,639,863
Cadence Design Systems, Inc. (a)(d)	35,903	599,221
Callidus Software, Inc. (a)(d)	4,415	46,402
Changyou.com Ltd. (A Shares) ADR (a)(d)	1,356	36,612
Check Point Software Technologies Ltd. (a)(d)	24,650	1,589,432
China Mobile Games & Entertainment Group Ltd. ADR (a)(d)	994	19,294
Cimatron Ltd. (a)	2,212	14,621
Cinedigm Corp. (a)	11,416	27,855
Citrix Systems, Inc. (a)	21,127	1,309,240
ClickSoftware Technologies Ltd.	3,738	30,951
CommVault Systems, Inc. (a)	6,325	309,419
Compuware Corp.	27,062	267,914
Comverse, Inc. (a)	3,280	81,180
Concur Technologies, Inc. (a)(d)	7,484	638,909
Covisint Corp. (d)	5,007	25,335
Datawatch Corp. (a)(d)	1,145	17,301
Descartes Systems Group, Inc. (a)	7,896	105,445
Digimarc Corp.	697	22,206
Ebix, Inc. (d)	4,762	74,478
Electronic Arts, Inc. (a)(d)	40,096	1,408,572
Envivio, Inc. (a)	4,709	10,454
EPIQ Systems, Inc.	5,614	67,705
ePlus, Inc. (a)	1,018	57,731
Evolving Systems, Inc.	1,208	9,833
FalconStor Software, Inc. (a)	4,107	6,366
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FireEye, Inc. (d)	17,635	$ 579,662
Fortinet, Inc. (a)	21,625	485,914
Glu Mobile, Inc. (a)(d)	11,690	42,493
Guidance Software, Inc. (a)(d)	2,847	27,331
Informatica Corp. (a)	15,581	570,109
Interactive Intelligence Group, Inc. (a)	2,416	122,467
Intuit, Inc. (d)	36,486	2,892,975
Jive Software, Inc. (a)(d)	7,320	58,560
Kofax Ltd. (a)(d)	12,750	104,550
KongZhong Corp. sponsored ADR (a)(d)	3,713	35,014
Liquid Holdings Group, Inc. (d)	5,292	7,832
Magic Software Enterprises Ltd. (d)	6,571	52,042
Majesco Entertainment Co. (a)	3,390	1,129
Mandalay Digital Group, Inc. (a)(d)	8,273	30,445
Manhattan Associates, Inc. (a)	9,413	305,546
Mentor Graphics Corp.	14,474	306,704
MICROS Systems, Inc. (a)	9,341	498,996
Microsoft Corp.	1,069,617	43,790,120
MicroStrategy, Inc. Class A (a)	1,213	171,179
Mitek Systems, Inc. (a)	2,622	8,548
Monotype Imaging Holdings, Inc.	5,395	138,921
Net 1 UEPS Technologies, Inc. (a)	5,904	66,420
NetScout Systems, Inc. (a)	5,482	213,085
NetSol Technologies, Inc. (a)(d)	525	2,058
NICE Systems Ltd. sponsored ADR (d)	5,101	200,112
Nuance Communications, Inc. (a)(d)	41,693	674,801
Open Text Corp.	15,924	742,963
Parametric Technology Corp. (a)	15,112	556,122
Park City Group, Inc. (a)(d)	3,147	38,268
Pegasystems, Inc.	9,910	210,488
Perfect World Co. Ltd. sponsored ADR Class B (d)	5,354	99,156
Progress Software Corp. (a)	6,324	137,357
Proofpoint, Inc. (a)	4,391	140,161
QAD, Inc. Class A	2,149	48,331
Qlik Technologies, Inc. (a)	12,406	269,334
Qualys, Inc. (a)	4,064	96,073
RealPage, Inc. (a)(d)	10,136	214,985
Rovi Corp. (a)	12,599	304,518
Sapiens International Corp. NV (a)(d)	5,316	42,315
SeaChange International, Inc. (a)	3,765	36,069
Shanda Games Ltd. sponsored ADR (a)	7,729	51,552
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Smith Micro Software, Inc. (a)	2,943	$ 2,354
Sonic Foundry, Inc. (a)	478	4,871
Splunk, Inc. (a)	14,708	615,677
SS&C Technologies Holdings, Inc. (a)	11,527	491,627
Sungy Mobile Ltd. ADR (d)	1,283	15,499
Symantec Corp.	89,800	1,974,702
Synchronoss Technologies, Inc. (a)(d)	4,898	155,512
Synopsys, Inc. (a)	20,675	795,781
Take-Two Interactive Software, Inc. (a)	12,899	266,106
Tangoe, Inc. (a)(d)	4,454	66,632
TeleCommunication Systems, Inc. Class A (a)	4,258	13,498
TeleNav, Inc. (a)	3,300	18,447
The9 Ltd. sponsored ADR (a)	1,168	2,686
TIBCO Software, Inc. (a)	20,851	448,505
TigerLogic Corp. (a)	4,013	4,976
TiVo, Inc. (a)	19,190	228,361
Ultimate Software Group, Inc. (a)	3,474	441,650
Varonis Systems, Inc. (d)	3,211	78,637
Vasco Data Security International, Inc. (a)	7,314	81,551
Verint Systems, Inc. (a)	6,895	319,445
Voltari Corp. (a)	320	774
Vringo, Inc. (a)(d)	14,917	49,077
Wave Systems Corp. Class A (a)	1,415	2,660
Zynga, Inc. (a)	95,667	330,051
		79,336,366
Technology Hardware, Storage & Peripherals - 10.2%
Apple, Inc.	115,041	72,820,912
Astro-Med, Inc.	800	11,432
BlackBerry Ltd. (a)(d)	68,306	519,126
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	2,300
Concurrent Computer Corp.	867	6,945
Cray, Inc. (a)(d)	4,822	135,209
Dot Hill Systems Corp. (a)	8,837	37,911
Electronics for Imaging, Inc. (a)	6,848	278,645
Hutchinson Technology, Inc. (a)	1,552	3,244
Immersion Corp. (a)	4,526	48,926
Intevac, Inc. (a)	1,753	12,920
Logitech International SA	19,904	259,747
NetApp, Inc.	42,712	1,580,771
On Track Innovations Ltd. (a)(d)	5,512	13,174
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Overland Storage, Inc. (a)(d)	712	$ 2,748
QLogic Corp. (a)	12,867	127,898
Qumu Corp. (a)	799	12,185
SanDisk Corp.	29,204	2,821,983
Seagate Technology (d)	42,265	2,270,898
Silicon Graphics International Corp. (a)(d)	4,487	39,620
Smart Technologies, Inc. Class A (a)	3,897	10,366
Stratasys Ltd. (a)(d)	6,413	596,537
Super Micro Computer, Inc. (a)	6,460	138,890
Transact Technologies, Inc.	1,837	18,884
U.S.A. Technologies, Inc. (a)	9,132	19,360
Western Digital Corp.	30,624	2,690,318
		84,480,949
TOTAL INFORMATION TECHNOLOGY		390,266,356
MATERIALS - 0.8%
Chemicals - 0.4%
A. Schulman, Inc.	4,092	144,079
Advanced Emissions Solutions, Inc. (a)	2,644	61,896
Balchem Corp.	4,272	235,558
Burcon NutraScience Corp. (a)	2,165	7,168
Codexis, Inc. (a)	3,083	4,409
Fuwei Films Holdings Co. Ltd. (a)	926	1,148
Gulf Resources, Inc. (a)	3,255	6,966
Hawkins, Inc.	1,552	56,043
Innophos Holdings, Inc.	3,438	180,495
Innospec, Inc.	4,204	177,283
Landec Corp. (a)	2,417	29,028
Marrone Bio Innovations, Inc. (d)	3,015	32,773
Metabolix, Inc. (a)(d)	2,402	1,971
Methanex Corp.	12,243	702,310
Northern Technologies International Corp. (a)	492	10,406
Penford Corp. (a)	1,477	17,694
Senomyx, Inc. (a)	5,739	39,370
Sigma Aldrich Corp.	14,888	1,466,915
Yongye International, Inc. (a)(d)	8,782	62,001
		3,237,513
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	4,198	189,645
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
China Advanced Construction Materials Group, Inc. (a)	135	$ 533
U.S. Concrete, Inc. (a)(d)	2,219	54,499
United States Lime & Minerals, Inc.	477	30,571
		275,248
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	17,624
Silgan Holdings, Inc.	7,826	382,144
UFP Technologies, Inc. (a)	1,423	34,579
		434,347
Metals & Mining - 0.3%
Century Aluminum Co. (a)	10,170	138,821
China Gerui Adv Mat Group Ltd. (a)	5,824	5,183
China Natural Resources, Inc. (a)	3,570	13,102
Globe Specialty Metals, Inc.	10,033	200,560
Handy & Harman Ltd. (a)	2,127	46,815
Haynes International, Inc.	1,881	99,881
Horsehead Holding Corp. (a)(d)	7,190	119,210
Kaiser Aluminum Corp.	2,331	159,604
Olympic Steel, Inc.	1,058	25,032
Pan American Silver Corp.	19,645	243,009
Randgold Resources Ltd. sponsored ADR (d)	6,495	480,175
Royal Gold, Inc.	8,451	530,047
Schnitzer Steel Industries, Inc. Class A	4,787	119,292
Silver Standard Resources, Inc. (a)	10,541	68,938
Steel Dynamics, Inc.	30,911	533,833
Sutor Technology Group Ltd. (a)	5,943	6,002
Synalloy Corp.	766	12,003
Universal Stainless & Alloy Products, Inc. (a)	559	16,848
		2,818,355
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)(d)	6,998	61,862
Pope Resources, Inc. LP	396	26,631
		88,493
TOTAL MATERIALS		6,853,956
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	10,088	75,862
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Alaska Communication Systems Group, Inc. (a)	3,895	$ 7,011
Atlantic Tele-Network, Inc.	2,763	154,231
B Communications Ltd. (d)	3,475	64,044
Cbeyond, Inc. (a)	2,879	28,416
Cogent Communications Group, Inc.	6,741	247,192
Consolidated Communications Holdings, Inc.	6,392	130,525
Enventis Corp.	4,266	58,274
FairPoint Communications, Inc. (a)	2,654	37,421
Frontier Communications Corp. (d)	130,466	755,398
General Communications, Inc. Class A (a)	9,555	108,354
Hawaiian Telcom Holdco, Inc. (a)(d)	740	20,668
inContact, Inc. (a)(d)	7,718	65,371
Inteliquent, Inc.	4,446	66,601
Internet Gold Golden Lines Ltd. (a)	2,697	28,265
Iridium Communications, Inc. (a)(d)	8,993	71,225
Lumos Networks Corp.	2,829	42,661
ORBCOMM, Inc. (a)	6,659	42,484
Towerstream Corp. (a)(d)	5,027	9,752
TW Telecom, Inc. (a)	17,987	589,794
VocalTec Communications Ltd. (a)(d)	2,203	32,098
Windstream Holdings, Inc. (d)	78,156	747,953
		3,383,600
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV Series A sponsored ADR	968	18,682
Boingo Wireless, Inc. (a)	3,209	21,885
Leap Wireless International, Inc. rights	9,737	24,537
NII Holdings, Inc. (a)(d)	23,726	11,863
NTELOS Holdings Corp.	2,909	36,450
Partner Communications Co. Ltd. ADR (a)	1,446	12,045
SBA Communications Corp. Class A (a)	16,306	1,655,059
Shenandoah Telecommunications Co.	3,124	86,254
USA Mobility, Inc.	4,784	73,769
VimpelCom Ltd. sponsored ADR (d)	212,935	1,782,266
Vodafone Group PLC sponsored ADR	67,902	2,377,249
		6,100,059
TOTAL TELECOMMUNICATION SERVICES		9,483,659
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	5,865	$ 220,172
Otter Tail Corp.	6,928	198,002
		418,174
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,210	23,849
RGC Resources, Inc.	94	1,814
		25,663
Independent Power and Renewable Electricity Producers - 0.0%
Pattern Energy Group, Inc.	4,082	123,889
Water Utilities - 0.0%
Artesian Resources Corp. Class A	575	12,869
Cadiz, Inc. (a)(d)	1,425	11,585
Connecticut Water Service, Inc.	2,896	92,875
Consolidated Water Co., Inc.	1,157	11,790
Middlesex Water Co.	1,342	27,471
Pure Cycle Corp. (a)	3,377	19,316
York Water Co.	1,805	36,768
		212,674
TOTAL UTILITIES		780,400
TOTAL COMMON STOCKS (Cost $526,525,189)		823,621,916
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 7/24/14 (e) (Cost $499,937)	$ 500,000	499,980
Money Market Funds - 13.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	1,869,686	$ 1,869,686
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	111,913,119	111,913,119
TOTAL MONEY MARKET FUNDS (Cost $113,782,805)		113,782,805
TOTAL INVESTMENT PORTFOLIO - 113.4% (Cost $640,807,931)		937,904,701
NET OTHER ASSETS (LIABILITIES) - (13.4)%		(111,076,005)
NET ASSETS - 100%		$ 826,828,696
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
40 CME E-mini NASDAQ 100 Index Contracts (United States)	June 2014	$ 2,988,400	$ 132,710

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $214,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,863
Fidelity Securities Lending Cash Central Fund	365,502
Total	$ 370,365
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 153,964,916	$ 153,964,916	$ -	$ -
Consumer Staples	32,033,719	32,033,719	-	-
Energy	10,552,885	10,552,885	-	-
Financials	56,410,604	56,410,604	-	-
Health Care	122,777,775	122,777,755	-	20
Industrials	40,497,646	40,488,741	-	8,905
Information Technology	390,266,356	390,266,356	-	-
Materials	6,853,956	6,853,956	-	-
Telecommunication Services	9,483,659	9,459,122	-	24,537
Utilities	780,400	780,400	-	-
U.S. Government and Government Agency Obligations	499,980	-	499,980	-
Money Market Funds	113,782,805	113,782,805	-	-
Total Investments in Securities:	$ 937,904,701	$ 937,371,259	$ 499,980	$ 33,462
Derivative Instruments:
Assets
Futures Contracts	$ 132,710	$ 132,710	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 132,710	$ -
Total Value of Derivatives	$ 132,710	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $108,382,560) - See accompanying schedule: Unaffiliated issuers (cost $527,025,126)	$ 824,121,896
Fidelity Central Funds (cost $113,782,805)	113,782,805
Total Investments (cost $640,807,931)		$ 937,904,701
Cash		209,019
Foreign currency held at value (cost $136)		139
Receivable for investments sold		141,442
Receivable for fund shares sold		1,200,545
Dividends receivable		830,714
Distributions receivable from Fidelity Central Funds		65,924
Prepaid expenses		294
Receivable from investment adviser for expense reductions		168,891
Other receivables		9
Total assets		940,521,678

Liabilities
Payable for fund shares redeemed	$ 1,228,044
Accrued management fee	161,001
Distribution and service plan fees payable	121,200
Payable for daily variation margin for derivative instruments	32
Other affiliated payables	114,830
Other payables and accrued expenses	154,756
Collateral on securities loaned, at value	111,913,119
Total liabilities		113,692,982

Net Assets		$ 826,828,696
Net Assets consist of:
Paid in capital		$ 523,481,677
Undistributed net investment income		5,494,438
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		623,109
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		297,229,472
Net Assets, for 14,713,425 shares outstanding		$ 826,828,696
Net Asset Value, offering price and redemption price per share ($826,828,696 ÷ 14,713,425 shares)		$ 56.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,642,945
Special dividends		2,097,970
Interest		215
Income from Fidelity Central Funds (including $363,291 from security lending)		370,365
Total income		7,111,495

Expenses
Management fee	$ 927,863
Transfer agent fees	545,833
Distribution and service plan fees	232,058
Licensing fees	232,058
Accounting and security lending fees	132,032
Custodian fees and expenses	13,185
Independent trustees' compensation	1,480
Registration fees	34,142
Audit	28,847
Legal	826
Miscellaneous	2,320
Total expenses before reductions	2,150,644
Expense reductions	(1,031,492)	1,119,152
Net investment income (loss)		5,992,343
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,505,548
Foreign currency transactions	(2,020)
Futures contracts	588,437
Total net realized gain (loss)		2,091,965
Change in net unrealized appreciation (depreciation) on: Investment securities	28,403,296
Assets and liabilities in foreign currencies	(7)
Futures contracts	(264,176)
Total change in net unrealized appreciation (depreciation)		28,139,113
Net gain (loss)		30,231,078
Net increase (decrease) in net assets resulting from operations		$ 36,223,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,992,343	$ 6,759,950
Net realized gain (loss)	2,091,965	10,216,744
Change in net unrealized appreciation (depreciation)	28,139,113	156,235,901
Net increase (decrease) in net assets resulting from operations	36,223,421	173,212,595
Distributions to shareholders from net investment income	(5,072,373)	(5,666,240)
Distributions to shareholders from net realized gain	(6,602,574)	-
Total distributions	(11,674,947)	(5,666,240)
Share transactions Proceeds from sales of shares	217,849,402	197,506,753
Reinvestment of distributions	11,227,000	5,480,595
Cost of shares redeemed	(115,830,754)	(163,016,889)
Net increase (decrease) in net assets resulting from share transactions	113,245,648	39,970,459
Redemption fees	118,975	79,074
Total increase (decrease) in net assets	137,913,097	207,595,888

Net Assets
Beginning of period	688,915,599	481,319,711
End of period (including undistributed net investment income of $5,494,438 and undistributed net investment income of $4,574,468, respectively)	$ 826,828,696	$ 688,915,599
Other Information Shares
Sold	3,960,760	4,256,272
Issued in reinvestment of distributions	212,454	138,877
Redeemed	(2,110,779)	(3,655,270)
Net increase (decrease)	2,062,435	739,879

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.46	$ 40.41	$ 35.04	$ 33.35	$ 28.54	$ 20.48
Income from Investment Operations
Net investment income (loss) D	.43 G	.57	.44	.28	.22	.18
Net realized and unrealized gain (loss)	2.22	13.95	5.19	1.63	4.73	8.07
Total from investment operations	2.65	14.52	5.63	1.91	4.95	8.25
Distributions from net investment income	(.40)	(.48)	(.27)	(.23)	(.15)	(.20)
Distributions from net realized gain	(.52)	-	-	-	-	-
Total distributions	(.92)	(.48)	(.27)	(.23)	(.15)	(.20)
Redemption fees added to paid in capital D	.01	.01	.01	.01	.01	.01
Net asset value, end of period	$ 56.20	$ 54.46	$ 40.41	$ 35.04	$ 33.35	$ 28.54
Total Return B, C	4.98%	36.39%	16.24%	5.74%	17.45%	40.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A	.56%	.58%	.58%	.58%	.62%
Expenses net of fee waivers, if any	.29% A	.33%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.29% A	.33%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.55% A,G	1.23%	1.13%	.80%	.73%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 826,829	$ 688,916	$ 481,320	$ 311,128	$ 280,150	$ 220,902
Portfolio turnover rate F	7% A	14%	10%	12%	8%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity® Nasdaq Composite Index® Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management &

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 325,582,261
Gross unrealized depreciation	(30,640,020)
Net unrealized appreciation (depreciation) on securities and other investments	$ 294,942,241

Tax cost	$ 642,962,460

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $588,437 and a change in net unrealized appreciation (depreciation) of $(264,176) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $136,664,157 and $25,042,119, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a distribution fee based on .06% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .14% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, the investment adviser pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. The investment adviser has entered into a sub-license agreement with the Fund whereby the Fund pays the investment adviser the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $665 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .29% of average net assets. This waiver will remain in place through January 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $1,029,654.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,823.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the custody expenses by $15.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EIF-USAN-0714
1.802767.110

Fidelity®

Nasdaq Composite Index® Tracking Stock

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Premium/Discount Analysis	(Click Here)	Information regarding the fund's NAV and market price.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Periods Ended May 31, 2014

From June 1, 2009
to May 31, 2014	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	481	38.20%	460	36.54%
25 - <50	109	8.66%	94	7.47%
50 - <75	38	3.02%	25	1.99%
75 - <100	20	1.59%	8	0.64%
100 or above	14	1.11%	10	0.78%
Total	662	52.58%	597	47.42%

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Actual	.21%	$ 1,000.00	$ 1,049.70	$ 1.07
Hypothetical A		$ 1,000.00	$ 1,023.88	$ 1.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.8	8.3
Microsoft Corp.	5.3	5.2
Google, Inc. Class A	2.5	4.8
Google, Inc. Class C	2.5	0.0
Amazon.com, Inc.	2.3	2.9
Intel Corp.	2.1	2.0
QUALCOMM, Inc.	2.1	2.1
Cisco Systems, Inc.	2.0	1.9
Gilead Sciences, Inc.	2.0	1.9
Facebook, Inc. Class A	2.0	1.4
	31.6
Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	47.3	45.5
Consumer Discretionary	18.7	20.3
Health Care	14.9	14.9
Financials	6.9	7.0
Industrials	4.9	4.5
Consumer Staples	3.9	3.9
Energy	1.3	1.3
Telecommunication Services	1.1	1.6
Materials	0.8	0.8
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Tracking Stock seeks I00% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2014

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 0.3%
China Automotive Systems, Inc.	1,431	$ 12,629
China XD Plastics Co. Ltd. (a)	2,200	24,068
Dorman Products, Inc. (a)	2,184	116,036
Federal-Mogul Corp. Class A (a)	8,738	144,963
Fox Factory Holding Corp.	2,016	34,453
Fuel Systems Solutions, Inc. (a)	1,152	11,255
Gentex Corp.	8,119	234,801
Gentherm, Inc. (a)	2,017	82,959
Motorcar Parts of America, Inc. (a)	719	17,127
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,352	5,881
Remy International, Inc.	2,267	53,932
Shiloh Industries, Inc. (a)	1,166	21,093
SORL Auto Parts, Inc. (a)	1,035	3,550
Spartan Motors, Inc.	2,366	11,688
Strattec Security Corp.	214	14,124
The Goodyear Tire & Rubber Co.	14,367	378,858
		1,167,417
Automobiles - 0.4%
Kandi Technolgies, Inc. (a)(d)	2,389	29,217
Tesla Motors, Inc. (a)(d)	7,112	1,477,660
		1,506,877
Distributors - 0.2%
Core-Mark Holding Co., Inc.	687	56,801
LKQ Corp. (a)	17,403	482,759
Pool Corp.	2,755	159,046
VOXX International Corp. (a)	1,369	11,862
Weyco Group, Inc.	880	24,050
		734,518
Diversified Consumer Services - 0.2%
2U, Inc.	3,500	50,540
American Public Education, Inc. (a)	1,150	40,641
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	6,407	171,708
Ascent Capital Group, Inc. (a)	731	45,161
Cambium Learning Group, Inc. (a)	2,080	4,659
Capella Education Co.	794	45,449
Career Education Corp. (a)	4,870	22,743
Collectors Universe, Inc.	743	15,365
Corinthian Colleges, Inc. (a)(d)	4,890	4,093
Education Management Corp. (a)(d)	7,406	13,849
Grand Canyon Education, Inc. (a)	2,574	113,385
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Houghton Mifflin Harcourt Co.	7,863	$ 143,264
JTH Holding, Inc. Class A (a)(d)	979	26,913
Learning Tree International, Inc. (a)	1,436	4,035
Lincoln Educational Services Corp.	1,550	5,937
Matthews International Corp. Class A	1,571	64,411
National American University Holdings, Inc.	1,087	3,696
Steiner Leisure Ltd. (a)	924	37,126
Strayer Education, Inc. (a)	669	36,554
		849,529
Hotels, Restaurants & Leisure - 2.7%
Ambassadors Group, Inc. (a)	1,441	5,850
BJ's Restaurants, Inc. (a)	1,760	55,598
Bloomin' Brands, Inc. (a)	6,958	145,005
Bob Evans Farms, Inc.	1,418	63,342
Bravo Brio Restaurant Group, Inc. (a)	731	11,550
Buffalo Wild Wings, Inc. (a)	1,065	153,903
Caesars Acquisition Co. (a)	7,332	88,351
Caesars Entertainment Corp. (a)(d)	7,839	142,905
Carrols Restaurant Group, Inc. (a)	1,012	7,114
Century Casinos, Inc. (a)	1,541	9,462
China Lodging Group Ltd. ADR (a)	1,320	33,132
Churchill Downs, Inc.	1,023	88,152
Chuy's Holdings, Inc. (a)(d)	911	29,762
Cosi, Inc. (a)	1,043	1,304
Cracker Barrel Old Country Store, Inc.	1,304	131,117
Del Frisco's Restaurant Group, Inc. (a)	1,178	31,818
Denny's Corp. (a)	7,276	47,294
Diversified Restaurant Holdings, Inc. (a)	2,653	11,939
Dunkin' Brands Group, Inc.	6,014	269,187
Einstein Noah Restaurant Group, Inc.	1,410	21,728
Empire Resorts, Inc. (a)	1,057	6,659
Famous Dave's of America, Inc. (a)	465	14,913
Fiesta Restaurant Group, Inc. (a)	1,569	63,184
Gaming Partners International Corp. (a)	1,190	9,937
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	1,938	61,066
Iao Kun Group Hldng Co. Ltd. (a)	3,300	11,022
Icahn Enterprises LP	6,712	687,309
Ignite Restaurant Group, Inc. (a)(d)	1,330	20,416
International Speedway Corp. Class A	1,576	48,998
Interval Leisure Group, Inc.	3,651	74,809
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Isle of Capri Casinos, Inc. (a)	1,920	$ 13,094
Jack in the Box, Inc.	2,361	136,301
Jamba, Inc. (a)	771	8,257
Kona Grill, Inc. (a)	599	11,722
Lakes Entertainment, Inc. (a)	1,871	9,261
Marriott International, Inc. Class A	16,546	1,019,565
Melco Crown Entertainment Ltd. sponsored ADR	10,621	366,106
Monarch Casino & Resort, Inc. (a)	1,187	19,431
Morgans Hotel Group Co. (a)	2,091	16,519
MTR Gaming Group, Inc. (a)	2,332	11,427
Multimedia Games Holding Co., Inc. (a)	1,629	46,834
Nathan's Famous, Inc. (a)	158	7,761
Noodles & Co. (d)	1,722	57,257
Norwegian Cruise Line Holdings Ltd. (a)	11,731	395,921
Panera Bread Co. Class A (a)	1,533	235,484
Papa John's International, Inc.	2,753	119,398
Penn National Gaming, Inc. (a)	4,736	55,222
Popeyes Louisiana Kitchen, Inc. (a)	1,519	65,195
Potbelly Corp.	1,550	24,506
Premier Exhibitions, Inc. (a)	2,245	2,043
Red Robin Gourmet Burgers, Inc. (a)	819	59,034
Rick's Cabaret International, Inc. (a)	798	8,379
Ruth's Hospitality Group, Inc.	2,538	31,091
Scientific Games Corp. Class A (a)	5,087	45,529
Sonic Corp. (a)	3,366	70,013
Starbucks Corp.	43,502	3,186,086
Texas Roadhouse, Inc. Class A	3,883	98,162
The Cheesecake Factory, Inc.	3,065	140,592
Town Sports International Holdings, Inc.	1,695	10,289
Wendy's Co.	21,060	172,692
Wynn Resorts Ltd.	5,798	1,246,396
		10,036,393
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	972	13,190
Cavco Industries, Inc. (a)	519	39,844
Dixie Group, Inc. (a)	749	8,801
EveryWare Global, Inc. (a)(d)	1,825	2,008
Flexsteel Industries, Inc.	471	15,675
Garmin Ltd. (d)	11,331	667,509
Helen of Troy Ltd. (a)	1,940	112,442
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Hooker Furniture Corp.	180	$ 2,574
iRobot Corp. (a)(d)	1,565	55,291
LGI Homes, Inc.	1,195	19,072
Lifetime Brands, Inc.	792	12,442
Nova LifeStyle, Inc. (a)	1,357	5,442
Skullcandy, Inc. (a)	1,236	9,159
SodaStream International Ltd. (a)(d)	1,190	44,447
Stanley Furniture Co., Inc. (a)	1,744	4,691
Turtle Beach Corp. (a)(d)	2,200	22,616
Universal Electronics, Inc. (a)	979	44,525
Zagg, Inc. (a)	2,096	9,516
		1,089,244
Internet & Catalog Retail - 4.8%
1-800-FLOWERS.com, Inc. Class A (a)	2,640	14,731
Amazon.com, Inc. (a)	26,327	8,228,504
Blue Nile, Inc. (a)	601	18,523
CafePress, Inc. (a)	916	4,717
Ctrip.com International Ltd. sponsored ADR (a)(d)	8,390	464,974
dELiA*s, Inc. (a)(d)	1,805	1,241
eLong, Inc. sponsored ADR (a)	1,014	14,602
Expedia, Inc.	6,723	492,796
FTD Companies, Inc. (a)	950	28,396
Gaiam, Inc. Class A (a)	1,211	8,889
Geeknet, Inc. (a)	469	6,463
Groupon, Inc. Class A (a)(d)	38,287	225,128
HomeAway, Inc. (a)	5,129	157,973
HSN, Inc.	3,155	175,481
JD.com, Inc. sponsored ADR	5,150	128,750
Lands' End, Inc. (a)(d)	1,849	51,328
Liberty Interactive Corp.:
(Venture Group) Series A (a)	3,928	260,819
Series A (a)	29,504	859,452
MakeMyTrip Ltd. (a)	2,027	51,911
Netflix, Inc. (a)	3,433	1,434,410
NutriSystem, Inc.	2,002	33,033
Overstock.com, Inc. (a)	1,419	21,654
PetMed Express, Inc.	1,212	16,120
priceline.com, Inc. (a)	2,981	3,811,596
Qunar Cayman Islands Ltd. sponsored ADR	645	15,499
RetailMeNot, Inc.	3,014	76,857
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Shutterfly, Inc. (a)(d)	2,164	$ 89,027
TripAdvisor, Inc. (a)	7,436	722,556
U.S. Auto Parts Network, Inc. (a)	1,783	6,437
ValueVision Media, Inc. Class A (a)	2,355	10,503
Vitacost.com, Inc. (a)	1,611	10,665
zulily, Inc. (d)	805	27,958
		17,470,993
Leisure Products - 0.4%
Arctic Cat, Inc.	883	32,936
Black Diamond, Inc. (a)(d)	1,188	12,807
Escalade, Inc.	1,216	19,432
Hasbro, Inc.	7,418	398,347
JAKKS Pacific, Inc.	1,312	11,585
Johnson Outdoors, Inc. Class A	167	4,167
Malibu Boats, Inc. Class A (a)	748	14,825
Mattel, Inc.	19,580	760,291
Smith & Wesson Holding Corp. (a)(d)	3,204	50,880
Summer Infant, Inc. (a)	1,374	3,930
		1,309,200
Media - 7.2%
AirMedia Group, Inc. ADR (a)	3,061	6,397
AMC Networks, Inc. Class A (a)	3,524	218,065
Bona Film Group Ltd. sponsored ADR (a)	2,124	13,105
Carmike Cinemas, Inc. (a)	1,453	49,983
Central European Media Enterprises Ltd. Class A (a)(d)	8,831	25,168
Charter Communications, Inc. Class A (a)	6,124	876,589
Comcast Corp.:
Class A	124,179	6,482,144
Class A (special) (non-vtg.)	25,728	1,333,740
Crown Media Holdings, Inc. Class A (a)	19,162	68,408
CTC Media, Inc.	8,822	89,720
Cumulus Media, Inc. Class A (a)	10,151	64,154
Daily Journal Corp. (a)	54	9,250
Dex Media, Inc. (a)(d)	776	7,698
DIRECTV (a)	29,105	2,399,416
Discovery Communications, Inc.:
Class A (a)	8,396	646,156
Class B (a)	295	21,228
Class C (non-vtg.) (a)	4,640	347,768
DISH Network Corp. Class A (a)	12,563	736,946
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DreamWorks Animation SKG, Inc. Class A (a)(d)	4,323	$ 121,390
Emmis Communications Corp. Class A (a)	3,831	10,688
Global Sources Ltd. (a)	2,517	20,388
Hemisphere Media Group, Inc. (a)	933	10,599
Lamar Advertising Co. Class A	4,494	221,734
Liberty Global PLC:
Class A (a)	13,227	595,480
Class B (a)	529	23,763
Class C	32,004	1,369,771
Liberty Media Corp. Class A (a)	6,585	837,151
Loral Space & Communications Ltd. (a)	1,201	86,880
MDC Partners, Inc. Class A (sub. vtg.)	2,774	58,309
Morningstar, Inc.	2,682	190,797
National CineMedia, Inc.	3,080	48,264
News Corp.:
Class A (a)	17,141	292,425
Class B (a)	15,914	264,013
Nexstar Broadcasting Group, Inc. Class A	1,743	80,980
Radio One, Inc. Class D (non-vtg.) (a)	3,273	14,565
ReachLocal, Inc. (a)	1,508	9,048
Reading International, Inc. Class A (a)	597	5,260
Rentrak Corp. (a)	710	36,686
RRSat Global Communications Network Ltd.	1,326	12,186
Salem Communications Corp. Class A	1,024	8,745
Scholastic Corp.	1,938	61,783
SFX Entertainment, Inc. (d)	4,425	32,391
Sinclair Broadcast Group, Inc. Class A (d)	4,123	121,958
Sirius XM Holdings, Inc. (a)(d)	350,164	1,148,538
Sizmek, Inc. (a)	1,608	15,662
Starz - Liberty Capital Series A (a)	6,552	200,491
The Madison Square Garden Co. Class A (a)	3,529	193,566
Twenty-First Century Fox, Inc.:
Class A	84,114	2,978,477
Class B	47,678	1,642,984
Value Line, Inc.	660	9,867
Viacom, Inc.:
Class A	2,937	250,820
Class B (non-vtg.)	22,305	1,903,286
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
VisionChina Media, Inc. ADR (a)	226	$ 4,068
WPP PLC ADR	609	65,754
		26,344,702
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	11,698	620,345
Fred's, Inc. Class A	2,279	34,800
Gordmans Stores, Inc.	1,199	5,156
Sears Holdings Corp. (a)(d)	6,154	258,806
The Bon-Ton Stores, Inc. (d)	749	7,670
Tuesday Morning Corp. (a)	2,404	38,849
		965,626
Specialty Retail - 1.6%
America's Car Mart, Inc. (a)	352	12,760
Ascena Retail Group, Inc. (a)	9,064	151,323
bebe stores, Inc.	5,136	21,058
Bed Bath & Beyond, Inc. (a)	12,275	746,934
Big 5 Sporting Goods Corp.	1,524	17,694
Body Central Corp. (a)	951	846
Books-A-Million, Inc. (a)	1,128	2,470
Cache, Inc. (a)	1,013	1,803
Citi Trends, Inc. (a)	902	18,184
Conn's, Inc. (a)(d)	2,173	101,349
Destination Maternity Corp.	693	16,029
Destination XL Group, Inc. (a)	3,309	17,505
Finish Line, Inc. Class A	2,751	78,871
Five Below, Inc. (a)	3,089	111,822
Francesca's Holdings Corp. (a)	2,514	38,565
Hibbett Sports, Inc. (a)(d)	1,461	76,834
Jos. A. Bank Clothiers, Inc. (a)(d)	1,591	103,335
Kirkland's, Inc. (a)	1,365	24,229
Mattress Firm Holding Corp. (a)(d)	1,831	82,139
Monro Muffler Brake, Inc.	1,723	93,059
O'Reilly Automotive, Inc. (a)	6,068	897,761
Outerwall, Inc. (a)	1,175	83,108
Pacific Sunwear of California, Inc. (a)	4,092	9,903
Perfumania Holdings, Inc. (a)	330	2,181
PetSmart, Inc.	5,921	340,280
Rent-A-Center, Inc. (d)	3,282	91,765
Ross Stores, Inc.	12,432	850,970
Sears Hometown & Outlet Stores, Inc. (a)	1,331	29,322
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Select Comfort Corp. (a)	3,137	$ 58,160
Shoe Carnival, Inc.	1,044	19,523
Staples, Inc. (d)	37,686	423,968
Stein Mart, Inc.	2,596	35,098
The Children's Place Retail Stores, Inc. (d)	1,279	61,878
Tile Shop Holdings, Inc. (a)(d)	2,974	44,372
Tractor Supply Co.	8,121	528,027
Trans World Entertainment Corp.	3,657	12,763
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,682	312,602
Urban Outfitters, Inc. (a)	8,656	290,149
West Marine, Inc. (a)	1,343	13,497
Wet Seal, Inc. Class A (a)(d)	5,925	4,977
Winmark Corp.	353	23,400
Zumiez, Inc. (a)	1,722	47,303
		5,897,816
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	594	7,983
Columbia Sportswear Co.	2,008	167,809
Crocs, Inc. (a)	5,351	79,890
Exceed Co. Ltd. (a)	1,680	2,688
Fossil Group, Inc. (a)	3,146	329,575
G-III Apparel Group Ltd. (a)	1,100	80,652
Iconix Brand Group, Inc. (a)(d)	2,280	95,623
Joe's Jeans, Inc. (a)	3,730	3,730
Kingold Jewelry, Inc. (a)	2,905	3,835
lululemon athletica, Inc. (a)(d)	6,512	290,631
Perry Ellis International, Inc. (a)	1,079	18,267
R.G. Barry Corp.	249	4,701
Steven Madden Ltd. (a)	4,004	127,567
Vera Bradley, Inc. (a)(d)	2,342	63,117
		1,276,068
TOTAL CONSUMER DISCRETIONARY		68,648,383
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	462	34,770
Craft Brew Alliance, Inc. (a)	1,041	11,461
MGP Ingredients, Inc.	1,045	7,388
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	9,583	$ 664,869
National Beverage Corp. (a)	2,931	54,282
		772,770
Food & Staples Retailing - 1.3%
Andersons, Inc.	1,568	79,874
Casey's General Stores, Inc.	2,156	153,572
Chefs' Warehouse Holdings (a)(d)	1,158	21,400
Costco Wholesale Corp.	25,167	2,919,875
Fairway Group Holdings Corp. (a)(d)	1,462	9,006
Fresh Market, Inc. (a)(d)	2,757	84,502
Ingles Markets, Inc. Class A	897	23,519
Pantry, Inc. (a)	1,287	21,737
PriceSmart, Inc.	1,782	163,320
SpartanNash Co.	2,222	53,950
Sprouts Farmers Market LLC (d)	8,502	230,404
United Natural Foods, Inc. (a)	2,779	187,332
Village Super Market, Inc. Class A	401	9,841
Whole Foods Market, Inc.	21,516	822,772
		4,781,104
Food Products - 2.3%
Alico, Inc.	597	22,382
Boulder Brands, Inc. (a)	3,741	50,765
Bridgford Foods Corp. (a)	1,284	11,248
Cal-Maine Foods, Inc.	1,301	90,758
Calavo Growers, Inc.	1,084	33,897
Diamond Foods, Inc. (a)	1,706	54,507
Farmer Brothers Co. (a)	1,100	21,802
Griffin Land & Nurseries, Inc.	962	27,023
Inventure Foods, Inc. (a)	1,110	13,653
J&J Snack Foods Corp.	1,129	105,753
John B. Sanfilippo & Son, Inc.	530	13,621
Keurig Green Mountain, Inc. (d)	9,582	1,080,658
Kraft Foods Group, Inc.	34,303	2,039,656
Lancaster Colony Corp.	1,589	141,882
Le Gaga Holdings Ltd. ADR (a)(d)	731	2,588
Lifeway Foods, Inc.	1,150	15,111
Limoneira Co. (d)	550	12,870
Mondelez International, Inc.	100,003	3,762,113
Origin Agritech Ltd. (a)(d)	1,462	3,319
Pilgrims Pride Corp. (a)	15,187	386,357
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Sanderson Farms, Inc.	1,240	$ 114,712
Seneca Foods Corp. Class A (a)	705	21,517
SkyPeople Fruit Juice, Inc. (a)	1,324	1,787
Snyders-Lance, Inc.	4,040	109,807
SunOpta, Inc. (a)	3,873	52,092
The Hain Celestial Group, Inc. (a)	2,843	257,917
		8,447,795
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,739	13,842
WD-40 Co.	952	68,706
		82,548
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	1,790	48,563
Inter Parfums, Inc.	2,001	59,770
LifeVantage Corp. (a)	5,862	7,738
Mannatech, Inc. (a)	164	2,378
Nature's Sunshine Products, Inc.	1,176	17,322
Neptune Technologies & Bioressources, Inc. (a)	3,345	8,237
Nutraceutical International Corp. (a)	802	19,096
Reliv International, Inc.	881	1,665
Star Scientific, Inc. (a)(d)	7,130	4,777
Synutra International, Inc. (a)	4,312	24,190
The Female Health Co.	1,312	7,715
		201,451
TOTAL CONSUMER STAPLES		14,285,668
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Bolt Technology Corp.	932	16,813
Dawson Geophysical Co.	660	17,312
ENGlobal Corp. (a)	1,540	5,251
Exterran Partners LP	2,923	81,756
Forbes Energy Services Ltd. (a)	2,272	9,224
Geospace Technologies Corp. (a)(d)	712	36,113
Gulf Island Fabrication, Inc.	952	18,764
Hercules Offshore, Inc. (a)	8,723	39,602
Matrix Service Co. (a)	1,524	49,759
Mitcham Industries, Inc. (a)	490	6,581
Ocean Rig UDW, Inc. (United States)	7,444	135,406
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc.	8,405	$ 278,121
PHI, Inc. (non-vtg.) (a)	693	31,005
RigNet, Inc. (a)	934	44,290
Synthesis Energy Systems, Inc. (a)	2,293	3,600
Tesco Corp.	2,520	53,676
TGC Industries, Inc.	1,458	6,605
		833,878
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)	5,820	29,216
Alliance Holdings GP, LP	3,482	223,893
Alliance Resource Partners LP	2,116	192,450
Amyris, Inc. (a)(d)	2,640	9,029
APCO Oil and Gas International, Inc. (a)	519	7,297
Approach Resources, Inc. (a)(d)	2,399	46,828
Blueknight Energy Partners LP	2,387	22,080
BreitBurn Energy Partners LP	5,592	119,892
Calumet Specialty Products Partners LP	3,877	123,172
Capital Product Partners LP	5,502	58,981
Carrizo Oil & Gas, Inc. (a)	2,619	150,488
Ceres, Inc. (a)	1,246	814
Clean Energy Fuels Corp. (a)(d)	4,864	53,893
Diamondback Energy, Inc. (a)	2,674	201,834
Dorchester Minerals LP	1,480	41,854
Dynagas LNG Partners LP	926	22,252
Eagle Rock Energy Partners LP	9,934	44,306
Energy XXI (Bermuda) Ltd.	4,354	93,393
Escalera Resources Co. (a)	594	1,586
EV Energy Partners LP	2,601	96,055
Feishang Anthracite Resources Ltd. (a)	5,430	4,763
FX Energy, Inc. (a)	2,552	9,442
Gevo, Inc. (a)	1,372	1,265
Golar LNG Ltd. (NASDAQ) (d)	4,584	213,385
Golar LNG Partners LP	2,138	70,447
Green Plains Renewable Energy, Inc.	1,747	51,047
Gulfport Energy Corp. (a)	4,935	303,651
Hallador Energy Co.	1,568	14,833
Isramco, Inc. (a)	142	18,062
Ivanhoe Energy, Inc. (a)	6,568	2,756
KiOR, Inc. Class A (a)(d)	2,640	1,154
Knightsbridge Tankers Ltd.	1,375	18,205
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Legacy Reserves LP	3,137	$ 92,228
LINN Energy LLC/LINN Energy Finance Corp.	13,524	392,872
LinnCo LLC	7,514	209,039
Marlin Midstream Partners LP	1,213	23,229
Martin Midstream Partners LP	1,766	71,770
Memorial Production Partners LP	3,557	79,570
Mid-Con Energy Partners LP	1,311	29,235
Pacific Ethanol, Inc. (a)	1,047	13,642
PDC Energy, Inc. (a)	2,093	134,350
PrimeEnergy Corp. (a)	242	14,278
Renewable Energy Group, Inc. (a)(d)	2,300	22,747
Rentech, Inc. (a)(d)	12,940	30,150
Rex Energy Corp. (a)	3,498	69,540
Rosetta Resources, Inc. (a)	3,424	161,373
Sino Clean Energy, Inc. rights (a)	1,155	0
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	1,100	979
Solazyme, Inc. (a)(d)	3,371	33,676
StealthGas, Inc. (a)	1,634	17,157
Syntroleum Corp. (a)(d)	386	1,312
TransGlobe Energy Corp.	3,813	26,445
U.S. Energy Corp. (a)	1,575	6,836
Uranium Resources, Inc. (a)(d)	1,281	3,420
Vanguard Natural Resources LLC	3,662	112,497
Warren Resources, Inc. (a)	3,768	17,257
Westmoreland Coal Co. (a)	934	28,459
ZaZa Energy Corp. (a)(d)	5,491	3,844
Zion Oil & Gas, Inc. (a)(d)	5,048	9,642
		3,853,870
TOTAL ENERGY		4,687,748
FINANCIALS - 6.9%
Banks - 3.0%
1st Source Corp.	1,617	49,060
1st United Bancorp, Inc.	1,299	10,847
Access National Corp.	343	5,131
American National Bankshares, Inc.	1,158	25,916
American River Bankshares (a)	727	6,507
Ameris Bancorp (a)	1,621	34,057
Ames National Corp.	495	11,237
Arrow Financial Corp.	664	17,184
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Associated Banc-Corp.	9,510	$ 163,857
BancFirst Corp.	880	52,281
Bancorp, Inc., Delaware (a)	1,924	30,207
Bank of Kentucky Financial Corp.	311	10,888
Bank of Marin Bancorp	698	30,195
Bank of the Ozarks, Inc.	2,095	123,689
Banner Bank	1,224	46,720
BBCN Bancorp, Inc.	4,846	73,902
BCB Bancorp, Inc.	974	13,149
BNC Bancorp	1,752	29,714
BOK Financial Corp.	3,865	242,645
Boston Private Financial Holdings, Inc.	4,982	62,972
Bridge Bancorp, Inc.	731	17,990
Bridge Capital Holdings (a)	754	17,071
Bryn Mawr Bank Corp.	836	23,751
BSB Bancorp, Inc. (a)	1,192	21,146
Camden National Corp.	630	23,184
Capital Bank Financial Corp.:
rights (a)	631	0
Series A (a)	2,225	53,979
Capital City Bank Group, Inc.	1,282	16,576
Cardinal Financial Corp.	1,854	32,204
Cascade Bancorp (a)	4,608	19,999
Cathay General Bancorp	4,542	109,144
Center Bancorp, Inc.	1,332	24,722
Centerstate Banks of Florida, Inc.	2,058	21,856
Central Valley Community Bancorp	1,285	14,585
Century Bancorp, Inc. Class A (non-vtg.)	234	7,802
Chemical Financial Corp.	2,093	60,153
Chemung Financial Corp.	745	21,396
Citizens & Northern Corp.	484	9,036
City Holding Co.	1,461	63,130
CNB Financial Corp., Pennsylvania	996	16,683
CoBiz, Inc.	1,749	18,137
Colony Bankcorp, Inc. (a)	616	3,696
Columbia Banking Systems, Inc.	2,914	72,180
Commerce Bancshares, Inc.	5,590	242,662
Community Trust Bancorp, Inc.	1,185	40,669
CommunityOne Bancorp (a)	1,089	10,520
ConnectOne Bancorp, Inc. (a)	373	17,926
CU Bancorp (a)	643	11,805
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Customers Bancorp, Inc.	1,695	$ 32,205
CVB Financial Corp.	5,535	80,700
Eagle Bancorp, Inc., Maryland	1,575	50,353
East West Bancorp, Inc.	8,062	269,916
Eastern Virginia Bankshares, Inc. (a)	465	3,116
Enterprise Bancorp, Inc.	492	9,619
Enterprise Financial Services Corp.	1,232	21,523
Farmers Capital Bank Corp. (a)	771	14,734
Farmers National Banc Corp.	1,637	12,548
Fidelity Southern Corp.	1,214	16,243
Fifth Third Bancorp	50,085	1,036,259
Financial Institutions, Inc.	1,220	28,133
First Bancorp, North Carolina	1,570	28,386
First Busey Corp.	3,973	22,090
First Business Finance Services, Inc.	300	13,788
First Citizen Bancshares, Inc.	495	108,791
First Community Bancshares, Inc.	1,500	21,900
First Connecticut Bancorp, Inc.	950	14,792
First Financial Bancorp, Ohio	3,064	49,821
First Financial Bankshares, Inc.	1,878	111,703
First Financial Corp., Indiana	792	25,455
First Financial Holdings, Inc.	1,394	82,065
First Interstate Bancsystem, Inc.	974	25,003
First Merchants Corp.	1,703	33,788
First Midwest Bancorp, Inc., Delaware	4,186	66,976
First NBC Bank Holding Co.	924	31,324
First Niagara Financial Group, Inc.	20,488	176,402
First of Long Island Corp.	1,068	41,193
First Security Group, Inc. (a)	6,392	13,168
First South Bancorp, Inc., Virginia	660	5,313
FirstMerit Corp.	9,407	175,629
Flushing Financial Corp.	1,892	37,632
Fulton Financial Corp.	11,322	135,298
German American Bancorp, Inc.	903	24,336
Glacier Bancorp, Inc.	4,165	109,415
Great Southern Bancorp, Inc.	994	29,114
Grupo Financiero Galicia SA sponsored ADR (d)	2,273	30,867
Guaranty Bancorp	2,245	30,981
Hampton Roads Bankshares, Inc. (a)	15,095	24,907
Hancock Holding Co.	4,853	163,934
Hanmi Financial Corp.	1,947	41,491
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Heartland Financial U.S.A., Inc.	1,056	$ 25,587
Heritage Commerce Corp.	3,826	30,838
Heritage Financial Corp., Washington	1,974	31,091
Heritage Oaks Bancorp (a)	2,254	16,589
Home Bancshares, Inc.	3,749	114,382
HomeTrust Bancshares, Inc. (a)	2,307	34,928
Horizon Bancorp Industries	733	15,576
Huntington Bancshares, Inc.	45,409	420,941
IBERIABANK Corp.	1,721	107,494
Independent Bank Corp.	1,266	16,699
Independent Bank Corp., Massachusetts	1,242	44,960
Independent Bank Group, Inc.	618	28,892
International Bancshares Corp.	3,718	89,604
Intervest Bancshares Corp. Class A	1,509	11,197
Investors Bancorp, Inc.	20,726	223,841
Lakeland Bancorp, Inc.	2,035	21,123
Lakeland Financial Corp.	1,209	43,742
LCNB Corp. (d)	463	7,107
Macatawa Bank Corp.	1,135	5,675
MainSource Financial Group, Inc.	1,823	30,353
MB Financial, Inc.	2,931	78,668
MBT Financial Corp. (a)	1,618	8,300
Mercantile Bank Corp.	374	8,015
Merchants Bancshares, Inc.	360	10,962
Metro Bancorp, Inc. (a)	572	12,498
Middleburg Financial Corp.	1,194	21,791
MidWestOne Financial Group, Inc.	800	18,872
MutualFirst Financial, Inc.	507	9,633
National Bankshares, Inc.	492	15,498
National Penn Bancshares, Inc.	8,657	88,994
NBT Bancorp, Inc.	2,472	56,164
NewBridge Bancorp (a)	2,003	15,023
North Valley Bancorp (a)	407	8,685
Northrim Bancorp, Inc.	561	13,857
Old Line Bancshares, Inc.	1,054	17,802
Old National Bancorp, Indiana	5,375	72,724
Old Second Bancorp, Inc. (a)	1,320	6,217
OmniAmerican Bancorp, Inc.	622	14,972
Opus Bank	1,500	45,000
Orrstown Financial Services, Inc. (a)	1,196	19,555
Pacific Continental Corp.	660	9,121
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Pacific Mercantile Bancorp (a)	815	$ 5,452
Pacific Premier Bancorp, Inc. (a)	1,631	23,030
PacWest Bancorp	5,830	235,649
Palmetto Bancshares, Inc. (a)	1,169	15,735
Park Sterling Corp.	2,933	18,918
Peapack-Gladstone Financial Corp.	1,493	29,532
Penns Woods Bancorp, Inc.	637	29,347
Peoples Bancorp, Inc.	595	14,637
Pinnacle Financial Partners, Inc.	2,213	76,393
Popular, Inc. (a)	5,830	175,949
Preferred Bank, Los Angeles (a)	736	16,582
Premier Financial Bancorp, Inc.	891	13,116
PrivateBancorp, Inc.	4,251	113,544
Renasant Corp.	1,636	45,268
Republic Bancorp, Inc., Kentucky Class A	1,265	29,411
Royal Bancshares of Pennsylvania, Inc.:
Class A (a)	1,078	2,436
rights (a)	1,078	1,143
S&T Bancorp, Inc.	1,633	39,633
Sandy Spring Bancorp, Inc.	1,481	35,115
Seacoast Banking Corp., Florida (a)	2,310	24,625
ServisFirst Bancshares, Inc.	1,000	85,740
Shore Bancshares, Inc. (a)	440	4,052
Sierra Bancorp	704	11,144
Signature Bank (a)	2,683	310,745
Simmons First National Corp. Class A	1,018	41,361
Southern National Bancorp of Virginia, Inc.	1,256	13,100
Southside Bancshares, Inc.	1,336	34,496
Southwest Bancorp, Inc., Oklahoma	1,419	24,407
State Bank Financial Corp.	1,420	22,876
Stock Yards Bancorp, Inc.	585	16,708
Suffolk Bancorp (a)	821	18,530
Summit Financial Group, Inc. (a)	594	6,225
Sun Bancorp, Inc., New Jersey (a)	9,596	36,177
Susquehanna Bancshares, Inc.	10,036	99,156
SVB Financial Group (a)	2,837	299,162
Talmer Bancorp, Inc. Class A	3,799	51,552
Taylor Capital Group, Inc. (a)	1,745	36,977
Texas Capital Bancshares, Inc. (a)	2,408	123,290
The First Bancorp, Inc.	908	14,673
TowneBank (d)	3,160	49,296
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Trico Bancshares	1,150	$ 26,324
TriState Capital Holdings, Inc. (a)	2,237	29,484
Trustmark Corp.	3,873	89,660
UMB Financial Corp.	2,622	144,734
Umpqua Holdings Corp.	12,237	202,767
Union Bankshares Corp.	2,695	67,294
United Bankshares, Inc., West Virginia	4,152	125,806
United Community Banks, Inc., Georgia	3,312	50,806
United Security Bancshares, Inc. (a)	682	5,592
United Security Bancshares, California	1,583	8,944
Univest Corp. of Pennsylvania	1,040	21,653
ViewPoint Financial Group	2,200	54,670
Washington Trust Bancorp, Inc.	1,167	39,923
WesBanco, Inc.	1,687	49,665
West Bancorp., Inc.	990	14,266
Westamerica Bancorp. (d)	1,553	76,050
Wilshire Bancorp, Inc.	4,053	40,895
Wintrust Financial Corp.	2,695	117,448
Yadkin Financial Corp. (a)	775	14,609
Zions Bancorporation	10,486	299,795
		10,881,608
Capital Markets - 1.0%
BGC Partners, Inc. Class A	11,351	79,457
Calamos Asset Management, Inc. Class A	1,375	17,119
Capital Southwest Corp. (d)	1,169	42,259
Capitala Finance Corp.	1,000	18,380
Carlyle Group LP	3,849	119,204
CIFI Corp.	1,459	12,620
CM Finance, Inc.	674	9,423
Cowen Group, Inc. Class A (a)	6,600	27,258
Diamond Hill Investment Group, Inc.	248	30,258
E*TRADE Financial Corp. (a)	16,119	328,344
FBR & Co. (a)	1,021	26,648
Financial Engines, Inc.	2,870	116,809
Gleacher & Co., Inc. (a)	335	3,943
Harris & Harris Group, Inc. (a)	1,826	6,044
Horizon Technology Finance Corp. (d)	440	5,971
ICG Group, Inc. (a)	2,134	41,229
INTL FCStone, Inc. (a)	1,114	20,520
LPL Financial	5,713	267,940
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Medallion Financial Corp.	1,568	$ 21,184
Northern Trust Corp.	13,438	811,655
SEI Investments Co.	9,640	317,445
T. Rowe Price Group, Inc.	15,158	1,235,832
U.S. Global Investments, Inc. Class A	1,575	5,245
Virtus Investment Partners, Inc.	520	95,935
WisdomTree Investments, Inc. (a)(d)	7,678	79,774
		3,740,496
Consumer Finance - 0.4%
Asta Funding, Inc. (a)	754	6,319
Atlanticus Holdings Corp. (a)	1,564	4,254
Consumer Portfolio Services, Inc. (a)	1,474	10,819
Credit Acceptance Corp. (a)	1,324	172,914
DFC Global Corp. (a)	2,541	23,809
Encore Capital Group, Inc. (a)(d)	1,348	58,355
EZCORP, Inc. (non-vtg.) Class A (a)	2,711	33,128
First Cash Financial Services, Inc. (a)	1,613	84,715
Navient Corp.	26,648	421,038
Nicholas Financial, Inc.	784	11,431
Portfolio Recovery Associates, Inc. (a)(d)	2,869	160,062
QC Holdings, Inc.	1,211	2,664
SLM Corp.	26,648	229,439
World Acceptance Corp. (a)(d)	740	58,453
		1,277,400
Diversified Financial Services - 0.6%
California First National Bancorp	682	10,407
CBOE Holdings, Inc.	5,083	257,606
CME Group, Inc.	19,157	1,379,304
Interactive Brokers Group, Inc.	2,874	66,159
Life Partners Holdings, Inc.	993	2,502
MarketAxess Holdings, Inc.	2,118	112,995
Marlin Business Services Corp.	1,050	21,872
NewStar Financial, Inc. (a)	2,998	40,353
PICO Holdings, Inc. (a)	1,331	30,866
Resource America, Inc. Class A	990	8,474
The NASDAQ OMX Group, Inc.	9,839	372,898
Viewtran Group, Inc. (a)(d)	2,266	4,532
		2,307,968
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	2,519	70,985
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American National Insurance Co.	1,476	$ 169,002
Amerisafe, Inc.	1,018	39,203
Amtrust Financial Services, Inc. (d)	4,204	179,511
Arch Capital Group Ltd. (a)	7,556	430,163
Argo Group International Holdings, Ltd.	1,784	86,435
Baldwin & Lyons, Inc. Class B	825	21,029
Cincinnati Financial Corp.	9,165	449,268
CNinsure, Inc. ADR (a)	2,058	15,312
Donegal Group, Inc. Class A	1,413	20,616
eHealth, Inc. (a)	1,200	44,184
EMC Insurance Group	927	28,626
Enstar Group Ltd. (a)	760	107,084
Erie Indemnity Co. Class A	2,801	212,120
Federated National Holding Co.	773	18,119
Global Indemnity PLC (a)	792	20,940
Greenlight Capital Re, Ltd. (a)	1,612	51,084
Hallmark Financial Services, Inc. (a)	1,168	11,435
Infinity Property & Casualty Corp.	705	45,127
Investors Title Co.	442	30,418
Kansas City Life Insurance Co.	748	32,314
Maiden Holdings Ltd.	4,730	57,895
National General Holdings Corp.	5,000	82,000
National Interstate Corp.	1,067	30,185
National Western Life Insurance Co. Class A	241	58,975
Navigators Group, Inc. (a)	696	43,368
Safety Insurance Group, Inc.	910	46,938
Selective Insurance Group, Inc.	3,152	74,923
State Auto Financial Corp.	2,316	50,049
Tower Group International Ltd. (d)	3,930	8,450
United Fire Group, Inc.	1,611	44,705
United Insurance Holdings Corp.	703	12,408
		2,592,871
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	20,483	486,062
American Capital Mortgage Investment Corp.	3,282	67,051
American Realty Capital Heathcare Trust, Inc. (d)	9,282	92,356
American Realty Capital Properties, Inc.	44,432	551,401
CIM Commercial Trust Corp.	5,597	129,123
CyrusOne, Inc.	1,022	23,383
Gaming & Leisure Properties (d)	6,379	214,079
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Gladstone Commercial Corp.	775	$ 13,927
New York Mortgage Trust, Inc.	4,892	38,940
Potlatch Corp.	2,268	91,083
Retail Opportunity Investments Corp.	4,610	72,838
Sabra Health Care REIT, Inc.	2,404	70,389
Trade Street Residential, Inc.	2,200	17,380
		1,868,012
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(d)	1,308	144,155
AV Homes, Inc. (a)	2,141	35,519
China HGS Real Estate, Inc. (a)	3,080	13,182
China Housing & Land Development, Inc. (a)(d)	2,537	4,947
Cresud S.A.C.I.F. y A. sponsored ADR	2,824	35,469
Elbit Imaging Ltd. (a)	1,980	374
FirstService Corp. (sub. vtg.)	1,853	92,402
Stratus Properties, Inc. (a)	385	6,391
ZipRealty, Inc. (a)	1,804	5,773
		338,212
Thrifts & Mortgage Finance - 0.6%
America First Tax Exempt Investors LP	4,932	29,740
ASB Bancorp, Inc. (a)	488	9,736
Bank Mutual Corp.	2,975	18,029
BankFinancial Corp.	1,744	17,423
Beneficial Mutual Bancorp, Inc. (a)	5,048	68,198
BofI Holding, Inc. (a)	880	67,610
Brookline Bancorp, Inc., Delaware	4,168	37,262
Capitol Federal Financial, Inc.	8,462	102,390
Charter Financial Corp.	1,549	16,900
Clifton Bancorp, Inc.	1,960	23,559
Dime Community Bancshares, Inc.	1,773	26,808
ESB Financial Corp.	1,263	15,901
ESSA Bancorp, Inc.	910	9,655
First Defiance Financial Corp.	485	13,692
First Federal Bancshares of Arkansas, Inc. (a)	1,506	12,184
First Financial Northwest, Inc.	1,176	12,983
Fox Chase Bancorp, Inc.	998	16,018
Franklin Financial Corp./VA (a)	990	19,780
Hingham Institution for Savings	302	22,197
HMN Financial, Inc. (a)	314	3,470
Home Bancorp, Inc. (a)	627	12,948
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Home Loan Servicing Solutions Ltd. (d)	4,282	$ 95,489
HomeStreet, Inc.	1,020	18,278
Hudson City Bancorp, Inc.	30,121	294,282
Kearny Financial Corp. (a)	3,747	53,282
Meridian Interstate Bancorp, Inc. (a)	1,130	29,380
Meta Financial Group, Inc.	335	12,552
NASB Financial, Inc.	595	13,792
NMI Holdings, Inc. (a)(d)	3,360	36,758
Northfield Bancorp, Inc.	3,225	41,957
Northwest Bancshares, Inc.	5,117	68,107
OceanFirst Financial Corp.	1,918	31,340
Oconee Federal Financial Corp.	463	8,195
Oritani Financial Corp.	2,486	37,464
People's United Financial, Inc.	16,785	241,200
Provident Financial Holdings, Inc.	627	9,092
Pulaski Financial Corp.	925	10,221
Riverview Bancorp, Inc. (a)	1,936	7,183
Severn Bancorp, Inc. (a)	1,172	5,497
Simplicity Bancorp, Inc.	888	15,185
Territorial Bancorp, Inc.	880	18,154
TFS Financial Corp. (a)	17,476	235,576
Tree.com, Inc. (a)	688	17,441
Trustco Bank Corp., New York	6,476	41,641
United Community Financial Corp. (a)	2,185	8,587
United Financial Bancorp, Inc. New	2,726	36,719
Washington Federal, Inc.	6,153	128,167
Waterstone Financial, Inc. Maryland	2,501	27,011
Westfield Financial, Inc.	753	5,437
WSFS Financial Corp.	673	45,710
		2,150,180
TOTAL FINANCIALS		25,156,747
HEALTH CARE - 14.9%
Biotechnology - 9.3%
ACADIA Pharmaceuticals, Inc. (a)(d)	5,216	107,710
Acceleron Pharma, Inc. (d)	1,811	53,750
Achillion Pharmaceuticals, Inc. (a)	4,853	13,152
Acorda Therapeutics, Inc. (a)	2,178	71,613
Aegerion Pharmaceuticals, Inc. (a)	1,700	55,845
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	1,487	1,621
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Agenus, Inc. (a)	488	$ 1,474
Agios Pharmaceuticals, Inc.	1,825	64,167
Akebia Therapeutics, Inc. (a)	2,300	55,890
Alexion Pharmaceuticals, Inc. (a)	11,333	1,884,905
Alkermes PLC (a)	8,401	384,850
Alnylam Pharmaceuticals, Inc. (a)	4,331	256,785
AMAG Pharmaceuticals, Inc. (a)(d)	1,193	21,832
Amarin Corp. PLC ADR (a)(d)	7,880	11,111
Ambit Biosciences Corp.	1,358	9,384
Amgen, Inc.	43,342	5,027,239
Amicus Therapeutics, Inc. (a)	3,103	7,354
Anacor Pharmaceuticals, Inc. (a)(d)	2,321	31,334
Arena Pharmaceuticals, Inc. (a)(d)	12,435	76,475
Argos Therapeutics, Inc. (a)	1,352	10,870
ARIAD Pharmaceuticals, Inc. (a)(d)	10,260	66,280
ArQule, Inc. (a)	4,235	6,056
Array BioPharma, Inc. (a)(d)	6,073	25,507
Arrowhead Research Corp. (a)(d)	2,645	33,274
Athersys, Inc. (a)	3,606	6,419
Auspex Pharmaceuticals, Inc. (d)	1,355	28,658
AVEO Pharmaceuticals, Inc. (a)(d)	2,293	2,545
BIND Therapeutics, Inc. (d)	905	7,693
BioCryst Pharmaceuticals, Inc. (a)	3,344	33,306
Biogen Idec, Inc. (a)	13,582	4,337,683
BioMarin Pharmaceutical, Inc. (a)	8,352	484,082
Biospecifics Technologies Corp. (a)	362	9,767
Biota Pharmaceuticals, Inc. (a)	2,876	7,736
Bluebird Bio, Inc. (d)	1,639	37,894
Cancer Genetics, Inc. (a)	689	7,055
Cara Therapeutics, Inc. (d)	1,405	19,361
Celgene Corp. (a)	23,342	3,572,026
Cell Therapeutics, Inc. (a)(d)	7,482	21,997
Celladon Corp. (a)	1,122	10,019
Celldex Therapeutics, Inc. (a)(d)	5,253	76,746
Cellular Dynamics International, Inc. (d)	1,222	13,796
Celsion Corp. (a)(d)	566	1,834
Cepheid, Inc. (a)	3,995	179,975
Chelsea Therapeutics International Ltd. (a)	3,638	23,756
ChemoCentryx, Inc. (a)	2,311	12,433
Chimerix, Inc. (a)	1,320	24,354
China Biologic Products, Inc. (a)	1,462	66,258
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Clovis Oncology, Inc. (a)	1,979	$ 101,345
Conatus Pharmaceuticals, Inc. (d)	1,197	7,409
Concert Pharmaceuticals, Inc.	1,533	13,552
Coronado Biosciences, Inc. (a)(d)	2,055	3,699
Cubist Pharmaceuticals, Inc.	4,298	286,247
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	3,724	6,629
Cyclacel Pharmaceuticals, Inc. (a)(d)	474	1,536
Cytokinetics, Inc. (a)(d)	1,697	8,468
Cytori Therapeutics, Inc. (a)(d)	2,640	6,362
CytRx Corp. (a)(d)	1,257	5,254
Dendreon Corp. (a)(d)	8,360	18,058
Dicerna Pharmaceuticals, Inc.	880	14,221
Discovery Laboratories, Inc. (a)	7,503	14,031
Durata Therapeutics, Inc. (a)(d)	1,727	27,494
Dyax Corp. (a)	7,247	59,788
Dynavax Technologies Corp. (a)	17,371	25,014
Eagle Pharmaceuticals, Inc.	1,147	13,592
Eleven Biotherapeutics, Inc.	1,101	11,891
Enanta Pharmaceuticals, Inc. (a)(d)	1,264	48,007
Enzon Pharmaceuticals, Inc.	9,507	8,570
Enzymotec Ltd.	1,320	19,338
Epizyme, Inc. (d)	1,629	39,063
Esperion Therapeutics, Inc. (d)	1,189	18,144
Exact Sciences Corp. (a)(d)	4,425	59,649
Exelixis, Inc. (a)(d)	11,408	37,760
Fate Therapeutics, Inc. (d)	1,419	9,919
Five Prime Therapeutics, Inc.	905	11,756
Flexion Therapeutics, Inc.	1,097	13,976
Foundation Medicine, Inc. (d)	1,485	35,239
Galectin Therapeutics, Inc. (a)	1,203	15,555
Galena Biopharma, Inc. (a)(d)	4,234	9,738
Galmed Pharmaceuticals Ltd. (a)	1,028	7,175
Genocea Biosciences, Inc. (d)	1,138	21,576
Genomic Health, Inc. (a)(d)	1,694	44,027
GenVec, Inc. (a)	575	1,426
Geron Corp. (a)(d)	7,590	15,787
Gilead Sciences, Inc. (a)	88,343	7,174,335
GlycoMimetics, Inc.	1,267	9,072
Grifols SA ADR	5,672	236,069
GTx, Inc. (a)(d)	4,226	7,015
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Halozyme Therapeutics, Inc. (a)(d)	6,695	$ 52,891
Harvard Apparatus (a)	727	5,598
Heron Therapeutics, Inc. (a)	1,626	19,414
Hyperion Therapeutics, Inc. (a)(d)	1,306	38,227
Idenix Pharmaceuticals, Inc. (a)(d)	9,570	60,004
Idera Pharmaceuticals, Inc. (a)(d)	2,978	8,636
Ignyta, Inc.	1,844	13,646
ImmunoGen, Inc. (a)(d)	5,483	64,809
Immunomedics, Inc. (a)(d)	5,462	18,188
Incyte Corp. (a)	9,522	471,815
Infinity Pharmaceuticals, Inc. (a)(d)	2,585	26,109
Insmed, Inc. (a)(d)	2,453	32,232
Insys Therapeutics, Inc. (a)(d)	1,897	49,018
Intercept Pharmaceuticals, Inc. (a)	1,113	263,347
InterMune, Inc. (a)	5,752	227,894
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	7,315	104,751
Isis Pharmaceuticals, Inc. (a)(d)	6,600	192,852
Kamada (a)	2,475	19,825
Karyopharm Therapeutics, Inc.	1,550	40,688
Keryx Biopharmaceuticals, Inc. (a)(d)	4,545	59,994
Kindred Biosciences, Inc.	548	9,261
KYTHERA Biopharmaceuticals, Inc. (a)(d)	1,237	41,402
Lexicon Pharmaceuticals, Inc. (a)(d)	27,354	36,107
Ligand Pharmaceuticals, Inc.:
Class B (a)	1,286	85,789
General CVR (a)	1,530	115
Glucagon CVR (a)	1,530	176
rights (a)	1,530	23
TR Beta CVR (a)	1,530	11
Lpath, Inc. (a)	2,106	8,213
Macrogenics, Inc.	1,656	30,901
MannKind Corp. (a)(d)	20,311	180,768
Medivation, Inc. (a)	4,434	322,928
MEI Pharma, Inc. (a)	1,324	8,143
Merrimack Pharmaceuticals, Inc. (a)	5,018	38,990
MiMedx Group, Inc. (a)	5,131	28,067
Mirati Therapeutics, Inc. (a)	471	10,075
Momenta Pharmaceuticals, Inc. (a)	3,420	42,374
Myriad Genetics, Inc. (a)(d)	4,380	145,241
Nanosphere, Inc. (a)	2,316	3,127
Neurocrine Biosciences, Inc. (a)	4,924	68,394
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
NewLink Genetics Corp. (a)(d)	1,475	$ 30,252
Northwest Biotherapeutics, Inc. (a)(d)	2,231	13,341
Novavax, Inc. (a)(d)	12,502	58,884
NPS Pharmaceuticals, Inc. (a)(d)	5,730	178,375
Nymox Pharmaceutical Corp. (a)(d)	1,716	8,786
Ohr Pharmaceutical, Inc. (a)(d)	1,262	10,752
OncoGenex Pharmaceuticals, Inc. (a)	418	1,584
Oncolytics Biotech, Inc. (a)	3,046	4,045
OncoMed Pharmaceuticals, Inc. (d)	1,796	40,590
Onconova Therapeutics, Inc.	1,479	7,173
Oncothyreon, Inc. (a)	3,529	10,164
Ophthotech Corp.	1,810	73,667
Orexigen Therapeutics, Inc. (a)(d)	4,912	31,732
Osiris Therapeutics, Inc. (a)(d)	2,222	34,197
OvaScience, Inc. (a)	1,265	9,171
PDL BioPharma, Inc. (d)	8,800	82,456
Peregrine Pharmaceuticals, Inc. (a)(d)	11,304	20,912
Pharmacyclics, Inc. (a)(d)	4,334	384,989
Pluristem Therapeutics, Inc. (a)(d)	3,697	12,718
Portola Pharmaceuticals, Inc. (d)	2,009	44,519
Prana Biotechnology Ltd. ADR (a)	1,277	2,465
Progenics Pharmaceuticals, Inc. (a)	3,157	12,817
Prosensa Holding BV (a)	2,442	26,935
Prothena Corp. PLC (a)	1,304	27,149
PTC Therapeutics, Inc. (a)(d)	1,878	44,527
QLT, Inc.	3,435	18,549
Raptor Pharmaceutical Corp. (a)(d)	3,074	25,145
Receptos, Inc.	1,286	38,271
Regado Biosciences, Inc.	1,661	10,414
Regeneron Pharmaceuticals, Inc. (a)	5,629	1,727,878
Regulus Therapeutics, Inc. (a)	2,998	20,177
Repligen Corp. (a)(d)	2,047	39,384
Retrophin, Inc. (a)	1,019	14,898
Rigel Pharmaceuticals, Inc. (a)	3,834	12,614
Sangamo Biosciences, Inc. (a)	3,735	49,078
Sarepta Therapeutics, Inc. (a)(d)	1,904	64,127
Seattle Genetics, Inc. (a)(d)	7,198	240,197
SIGA Technologies, Inc. (a)(d)	4,453	11,890
Sinovac Biotech Ltd. (a)(d)	3,479	21,813
Sorrento Therapeutics, Inc. (a)	1,437	7,487
Spectrum Pharmaceuticals, Inc. (a)	3,504	27,296
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Stemline Therapeutics, Inc. (a)(d)	882	$ 13,398
Sunesis Pharmaceuticals, Inc. (a)	3,642	18,647
Synageva BioPharma Corp. (a)(d)	1,774	143,960
Synergy Pharmaceuticals, Inc. (a)(d)	4,825	20,941
Synta Pharmaceuticals Corp. (a)(d)	3,234	13,259
Targacept, Inc. (a)	1,563	5,861
Tekmira Pharmaceuticals Corp. (a)	1,156	14,681
TESARO, Inc. (a)(d)	1,828	48,698
TetraLogic Pharmaceuticals Corp.	1,887	8,454
Tetraphase Pharmaceuticals, Inc. (a)	1,703	17,950
TG Therapeutics, Inc. (a)(d)	2,354	15,372
Theravance, Inc. (a)(d)	6,749	193,359
Threshold Pharmaceuticals, Inc. (a)	3,435	13,259
Transition Therapeutics, Inc. (a)	2,451	12,476
Trevena, Inc.	1,950	8,561
Ultragenyx Pharmaceutical, Inc.	1,505	56,528
uniQure B.V.	1,535	13,278
United Therapeutics Corp. (a)	2,911	278,699
Vanda Pharmaceuticals, Inc. (a)(d)	2,032	20,909
Verastem, Inc. (a)(d)	1,043	9,679
Versartis, Inc.	2,500	74,725
Vertex Pharmaceuticals, Inc. (a)	14,088	1,017,999
Vical, Inc. (a)	3,014	3,617
Xencor, Inc.	1,380	12,144
XOMA Corp. (a)	4,898	20,278
ZIOPHARM Oncology, Inc. (a)	6,350	22,860
		34,142,710
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc.	1,171	48,386
Abiomed, Inc. (a)(d)	2,332	53,170
Accuray, Inc. (a)(d)	3,615	31,884
Align Technology, Inc. (a)	4,477	244,489
Alphatec Holdings, Inc. (a)	6,168	9,252
Analogic Corp.	748	51,103
Angiodynamics, Inc. (a)	2,268	32,500
Anika Therapeutics, Inc. (a)	848	39,712
Antares Pharma, Inc. (a)(d)	8,086	23,854
Atricure, Inc. (a)	1,714	28,315
Atrion Corp.	120	37,848
BioLase Technology, Inc. (d)	1,685	3,151
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cardica, Inc. (a)	4,653	$ 4,374
Cardiovascular Systems, Inc. (a)	1,463	41,037
Cerus Corp. (a)(d)	4,715	19,756
CONMED Corp.	1,686	75,701
Cutera, Inc. (a)	617	6,090
Cyberonics, Inc. (a)	1,566	95,213
Cynosure, Inc. Class A (a)	1,459	31,777
DENTSPLY International, Inc.	8,222	388,818
Derma Sciences, Inc. (a)	1,944	19,790
DexCom, Inc. (a)	4,165	140,610
Echo Therapeutics, Inc. (a)(d)	1,522	2,694
Endologix, Inc. (a)(d)	3,432	44,822
EnteroMedics, Inc. (a)(d)	3,258	6,907
Exactech, Inc. (a)	1,111	25,875
Fonar Corp. (a)(d)	446	5,776
Genmark Diagnostics, Inc. (a)(d)	2,269	24,982
Hansen Medical, Inc. (a)(d)	4,894	7,194
HeartWare International, Inc. (a)(d)	1,025	92,424
Hologic, Inc. (a)(d)	15,495	378,698
ICU Medical, Inc. (a)	731	43,911
IDEXX Laboratories, Inc. (a)	3,018	387,753
Imris, Inc. (a)	3,855	4,000
Inogen, Inc.	652	10,941
Insulet Corp. (a)	3,186	116,703
Integra LifeSciences Holdings Corp. (a)	2,094	94,125
Intuitive Surgical, Inc. (a)	2,202	814,167
K2M Group Holdings, Inc.	2,015	30,124
Ldr Holding Corp.	1,240	29,252
LeMaitre Vascular, Inc.	2,273	17,116
Masimo Corp. (a)(d)	3,219	79,316
Mazor Robotics Ltd. sponsored ADR (a)(d)	504	8,588
Medical Action Industries, Inc. (a)	1,012	6,983
Meridian Bioscience, Inc. (d)	2,426	49,515
Merit Medical Systems, Inc. (a)	2,207	30,964
Natus Medical, Inc. (a)	1,573	38,774
Neogen Corp. (a)	1,970	74,446
Novadaq Technologies, Inc. (a)	3,358	48,926
NuVasive, Inc. (a)	2,579	85,984
NxStage Medical, Inc. (a)	3,416	46,902
OraSure Technologies, Inc. (a)	2,618	16,546
Orthofix International NV (a)	1,562	49,500
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Oxford Immunotec Global PLC (a)	1,173	$ 20,387
PhotoMedex, Inc. (a)(d)	1,396	17,492
Quidel Corp. (a)(d)	2,233	50,689
Rockwell Medical Technologies, Inc. (a)(d)	2,412	27,159
RTI Biologics, Inc. (a)	3,944	17,156
Sirona Dental Systems, Inc. (a)	3,241	243,788
Staar Surgical Co. (a)	2,032	31,354
Stereotaxis, Inc. (a)	321	1,149
SurModics, Inc. (a)	1,012	21,667
Synergetics U.S.A., Inc. (a)	2,200	7,172
Syneron Medical Ltd. (a)	1,918	21,002
Tandem Diabetes Care, Inc. (d)	1,067	17,328
TearLab Corp. (a)	1,460	7,285
The Spectranetics Corp. (a)	2,115	45,346
Thoratec Corp. (a)	3,300	109,296
Tornier NV (a)	3,080	66,251
Trinity Biotech PLC sponsored ADR	1,418	34,018
Unilife Corp. (a)(d)	5,550	15,984
Utah Medical Products, Inc.	291	15,950
Vascular Solutions, Inc. (a)	783	16,036
Veracyte, Inc.	1,160	17,655
Vermillion, Inc. (a)(d)	827	2,237
Volcano Corp. (a)	2,981	51,750
Wright Medical Group, Inc. (a)	3,055	92,872
Zeltiq Aesthetics, Inc. (a)	1,790	31,289
		5,083,050
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)(d)	3,006	128,176
Addus HomeCare Corp. (a)	752	17,116
Air Methods Corp. (a)(d)	2,178	104,980
Alliance Healthcare Services, Inc. (a)	663	19,837
Almost Family, Inc. (a)	468	9,613
Amedisys, Inc. (a)(d)	1,502	21,854
AmSurg Corp. (a)	1,797	81,368
Bio-Reference Laboratories, Inc. (a)(d)	1,855	49,640
BioScrip, Inc. (a)	4,226	33,174
BioTelemetry, Inc. (a)	1,705	12,515
Catamaran Corp. (a)	11,903	524,399
Chindex International, Inc. (a)	886	20,980
Corvel Corp. (a)	1,283	60,583
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cross Country Healthcare, Inc. (a)	1,546	$ 8,920
Express Scripts Holding Co. (a)	44,673	3,192,779
Gentiva Health Services, Inc. (a)	1,607	21,903
Healthways, Inc. (a)(d)	2,184	37,630
Henry Schein, Inc. (a)	4,997	597,891
iKang Healthcare Group, Inc. sponsored ADR	3,525	51,395
IPC The Hospitalist Co., Inc. (a)	928	40,507
LHC Group, Inc. (a)	1,144	23,303
LifePoint Hospitals, Inc. (a)	2,917	178,637
Magellan Health Services, Inc. (a)	1,611	98,094
MWI Veterinary Supply, Inc. (a)	731	101,982
National Research Corp.:
Class A (a)	842	12,672
Class B (a)	310	12,620
NeoStem, Inc. (a)(d)	2,258	15,377
Patterson Companies, Inc. (d)	6,152	240,912
PDI, Inc. (a)	902	4,528
Premier, Inc.	2,013	59,665
Providence Service Corp. (a)	926	37,225
RadNet, Inc. (a)	2,936	18,673
Sharps Compliance Corp. (a)	1,304	5,125
Surgical Care Affiliates, Inc.	2,135	61,659
The Ensign Group, Inc.	1,176	55,154
USMD Holdings, Inc. (a)(d)	640	7,821
VCA Antech, Inc. (a)	5,145	173,129
		6,141,836
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	10,502	154,799
athenahealth, Inc. (a)(d)	2,150	272,857
Cerner Corp. (a)	19,696	1,064,569
Computer Programs & Systems, Inc.	627	39,865
HealthStream, Inc. (a)	1,565	40,267
HMS Holdings Corp. (a)	5,115	96,162
MedAssets, Inc. (a)	3,664	85,811
Medidata Solutions, Inc. (a)	3,126	120,882
Merge Healthcare, Inc. (a)	4,976	10,997
Omnicell, Inc. (a)	2,052	54,440
Quality Systems, Inc.	3,348	52,128
		1,992,777
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(d)	2,575	$ 61,362
Affymetrix, Inc. (a)(d)	4,934	40,755
Albany Molecular Research, Inc. (a)(d)	2,008	31,706
Apricus Biosciences, Inc. (a)(d)	2,011	4,726
Bruker BioSciences Corp. (a)	9,622	201,581
Compugen Ltd. (a)	2,161	17,482
Fluidigm Corp. (a)	1,503	41,693
Furiex Pharmaceuticals, Inc. (a)	627	64,807
Harvard Bioscience, Inc. (a)	2,908	11,981
ICON PLC (a)	3,551	150,101
Illumina, Inc. (a)(d)	7,343	1,162,030
Luminex Corp. (a)	2,535	43,070
Nanostring Technologies, Inc.	836	12,448
NeoGenomics, Inc. (a)	3,929	13,319
Pacific Biosciences of California, Inc. (a)	3,635	18,030
PAREXEL International Corp. (a)	3,181	160,481
QIAGEN NV (a)(d)	13,223	303,600
Sequenom, Inc. (a)(d)	7,656	23,504
Techne Corp.	2,079	182,515
		2,545,191
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc. (a)(d)	2,500	23,000
Achaogen, Inc. (a)	1,203	16,878
Acura Pharmaceuticals, Inc. (a)	2,362	2,527
Aerie Pharmaceuticals, Inc.	1,160	18,177
Akorn, Inc. (a)(d)	5,284	147,793
Alcobra Pharma Ltd.	842	14,407
Alexza Pharmaceuticals, Inc. (a)	533	2,404
Alimera Sciences, Inc. (a)	2,719	16,232
ANI Pharmaceuticals, Inc. (a)	597	19,014
Aratana Therapeutics, Inc.	1,446	20,331
AstraZeneca PLC rights (a)	1,845	0
Auxilium Pharmaceuticals, Inc. (a)(d)	2,600	58,188
AVANIR Pharmaceuticals Class A (a)	8,127	42,911
Bio Path Holdings, Inc. (a)	8,708	22,902
Biodelivery Sciences International, Inc. (a)(d)	1,855	17,752
Cardiome Pharma Corp. (a)	752	5,299
Cempra, Inc. (a)	1,987	18,797
Columbia Laboratories, Inc. (a)	2,895	19,310
Corcept Therapeutics, Inc. (a)	5,094	11,512
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cumberland Pharmaceuticals, Inc. (a)	1,744	$ 7,935
DepoMed, Inc. (a)	3,391	40,455
Durect Corp. (a)	5,748	7,875
Egalet Corp. (d)	1,048	13,876
Endo International PLC (a)	8,728	616,110
Endocyte, Inc. (a)(d)	1,878	11,888
Flamel Technologies SA sponsored ADR (a)	1,518	16,971
GW Pharmaceuticals PLC ADR (a)	278	18,951
Horizon Pharma, Inc. (a)(d)	3,725	52,858
Impax Laboratories, Inc. (a)	4,191	116,342
Imprimis Pharmaceuticals, Inc. (a)(d)	1,046	5,732
Intra-Cellular Therapies, Inc. (d)	1,650	24,998
Jazz Pharmaceuticals PLC (a)	3,357	476,224
Mylan, Inc. (a)	21,370	1,065,081
Nektar Therapeutics (a)	7,702	90,344
NeuroBioPharm, Inc.:
Class A (a)(d)	76	7
warrants (a)(d)	153	0
Ocera Therapeutics, Inc. (a)	864	6,117
Oculus Innovative Sciences, Inc. (a)	848	2,900
Omeros Corp. (a)(d)	1,769	20,680
Pacira Pharmaceuticals, Inc. (a)	1,961	152,193
Pain Therapeutics, Inc. (a)	3,191	15,795
Pernix Therapeutics Holdings, Inc. (a)(d)	2,690	19,126
Phibro Animal Health Corp. Class A	2,000	38,060
Pozen, Inc.	1,744	14,981
Questcor Pharmaceuticals, Inc. (d)	3,416	307,884
Relypsa, Inc.	1,733	40,535
Repros Therapeutics, Inc. (a)(d)	1,288	20,930
Revance Therapeutics, Inc. (d)	808	25,444
Sagent Pharmaceuticals, Inc. (a)	2,069	46,366
Salix Pharmaceuticals Ltd. (a)	3,622	413,198
SciClone Pharmaceuticals, Inc. (a)	2,795	14,059
Shire PLC sponsored ADR	1,897	328,921
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	2,492	18,117
Supernus Pharmaceuticals, Inc. (a)	1,519	13,534
The Medicines Company (a)	3,763	104,988
Transcept Pharmaceuticals, Inc.	4,372	13,947
Ventrus Biosciences, Inc. (a)	1,088	1,371
VIVUS, Inc. (a)(d)	5,616	27,687
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
XenoPort, Inc. (a)	2,123	$ 8,598
Zogenix, Inc. (a)	10,049	23,113
		4,721,625
TOTAL HEALTH CARE		54,627,189
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	1,393	44,743
American Science & Engineering, Inc.	365	24,492
API Technologies Corp. (a)(d)	4,194	11,743
Astronics Corp. (a)	984	53,982
BE Aerospace, Inc. (a)	6,034	583,790
Elbit Systems Ltd.	2,423	151,195
Erickson Air-Crane, Inc. (a)	573	9,323
Innovative Solutions & Support, Inc. (a)	1,255	8,396
KEYW Holding Corp. (a)(d)	2,118	22,451
Kratos Defense & Security Solutions, Inc. (a)	4,032	34,312
LMI Aerospace, Inc. (a)	671	9,280
Sypris Solutions, Inc.	1,436	6,749
Taser International, Inc. (a)	2,864	38,005
		998,461
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	4,848	44,020
Atlas Air Worldwide Holdings, Inc. (a)	1,508	55,178
C.H. Robinson Worldwide, Inc.	8,717	521,800
Echo Global Logistics, Inc. (a)(d)	1,459	27,079
Expeditors International of Washington, Inc.	11,461	521,590
Forward Air Corp.	1,760	78,954
Hub Group, Inc. Class A (a)	2,029	95,424
Park-Ohio Holdings Corp.	740	38,983
UTi Worldwide, Inc.	5,858	57,116
		1,440,144
Airlines - 0.7%
Allegiant Travel Co.	1,045	120,175
American Airlines Group, Inc.	41,304	1,658,769
Hawaiian Holdings, Inc. (a)(d)	3,508	54,164
JetBlue Airways Corp. (a)(d)	16,419	158,608
Republic Airways Holdings, Inc. (a)	2,470	25,984
Ryanair Holdings PLC sponsored ADR (a)(d)	6,552	372,547
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
SkyWest, Inc.	3,326	$ 38,049
Spirit Airlines, Inc. (a)	4,128	243,841
		2,672,137
Building Products - 0.1%
AAON, Inc.	2,298	71,698
American Woodmark Corp. (a)	935	25,778
Apogee Enterprises, Inc.	1,766	53,157
Builders FirstSource, Inc. (a)	6,082	43,669
China Ceramics Co. Ltd.	1,171	1,557
Gibraltar Industries, Inc. (a)	1,656	26,264
Insteel Industries, Inc.	1,343	26,363
Nortek, Inc. (a)	824	69,232
Patrick Industries, Inc. (a)	661	24,986
PGT, Inc. (a)	3,352	28,861
Universal Forest Products, Inc.	1,166	56,609
		428,174
Commercial Services & Supplies - 0.7%
Acorn Energy, Inc. (a)	2,827	4,099
Casella Waste Systems, Inc. Class A (a)	1,678	9,229
CECO Environmental Corp.	1,464	20,964
China Recycling Energy Corp. (a)(d)	2,332	6,623
Cintas Corp. (d)	6,684	415,210
Copart, Inc. (a)	7,207	256,353
Courier Corp.	638	8,664
EnerNOC, Inc. (a)	1,991	38,207
Fuel Tech, Inc. (a)	1,419	7,861
G&K Services, Inc. Class A	1,023	53,002
Guanwei Recycling Corp. (a)	555	871
Healthcare Services Group, Inc.	4,383	130,438
Heritage-Crystal Clean, Inc. (a)	1,393	23,249
Herman Miller, Inc.	3,222	100,752
Industrial Services of America, Inc. (a)	669	3,178
InnerWorkings, Inc. (a)(d)	3,613	27,206
Interface, Inc.	4,317	78,742
Intersections, Inc.	969	4,293
Kimball International, Inc. Class B	1,938	31,260
McGrath RentCorp.	1,430	49,020
Mobile Mini, Inc.	2,778	120,982
Multi-Color Corp.	818	28,736
Performant Financial Corp. (a)	2,442	23,175
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Perma-Fix Environmental Services, Inc. (a)	814	$ 3,297
R.R. Donnelley & Sons Co.	11,511	182,334
SP Plus Corp. (a)	1,669	39,589
Stericycle, Inc. (a)	4,932	564,073
Swisher Hygiene, Inc. (Canada) (a)	8,810	3,260
Tetra Tech, Inc.	3,708	98,670
U.S. Ecology, Inc.	1,221	60,317
United Stationers, Inc.	2,433	96,906
West Corp.	4,468	119,742
		2,610,302
Construction & Engineering - 0.1%
Abengoa SA sponsored ADR Class B	514	12,285
Aegion Corp. (a)	1,904	45,639
Foster Wheeler AG	5,906	199,977
Great Lakes Dredge & Dock Corp. (a)	3,700	28,194
Integrated Electrical Services, Inc. (a)	1,067	7,213
Layne Christensen Co. (a)(d)	1,309	19,818
MYR Group, Inc. (a)	1,254	31,375
Northwest Pipe Co. (a)	704	25,316
Primoris Services Corp.	3,222	93,341
Sterling Construction Co., Inc. (a)	2,065	18,936
UniTek Global Services, Inc. (a)	951	609
		482,703
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,355	3,631
Altair Nanotechnologies, Inc. (a)	320	915
American Superconductor Corp. (a)	2,868	4,015
Ballard Power Systems, Inc. (a)(d)	7,200	27,690
Broadwind Energy, Inc. (a)	530	5,904
Capstone Turbine Corp. (a)(d)	18,404	27,790
Encore Wire Corp.	1,040	50,544
Enphase Energy, Inc. (a)	2,058	17,390
Franklin Electric Co., Inc.	2,696	103,257
FuelCell Energy, Inc. (a)(d)	13,906	32,540
Global Power Equipment Group, Inc.	859	14,199
Highpower International, Inc. (a)	687	2,563
Hydrogenics Corp. (a)	378	6,256
Jinpan International Ltd.	1,046	7,217
Lihua International, Inc. (a)	1,435	3,071
LSI Industries, Inc.	1,018	8,083
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Ocean Power Technologies, Inc. (a)(d)	858	$ 2,136
Plug Power, Inc. (a)(d)	7,631	33,195
Powell Industries, Inc.	855	52,865
Power Solutions International, Inc. (a)(d)	631	49,212
Preformed Line Products Co.	253	13,265
Real Goods Solar, Inc. Class A (a)(d)	1,635	3,891
Revolution Lighting Technologies, Inc. (a)(d)	4,236	9,828
SolarCity Corp. (a)(d)	5,254	275,835
Ultralife Corp. (a)	1,321	5,152
Vicor Corp. (a)	2,272	16,813
		777,257
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	2,170	68,030
Machinery - 0.9%
Adept Technology, Inc. (a)(d)	646	7,545
Altra Industrial Motion Corp.	1,700	58,123
American Railcar Industries, Inc.	1,240	80,972
ARC Group Worldwide, Inc. (a)	905	11,285
Astec Industries, Inc.	1,331	53,120
Chart Industries, Inc. (a)(d)	1,798	129,258
Columbus McKinnon Corp. (NY Shares)	1,298	36,552
Commercial Vehicle Group, Inc. (a)	1,990	18,945
Dynamic Materials Corp.	660	14,375
Energy Recovery, Inc. (a)(d)	2,602	13,478
ExOne Co. (a)(d)	731	21,689
FreightCar America, Inc.	671	17,251
Hardinge, Inc.	1,239	15,822
Hurco Companies, Inc.	330	9,128
L.B. Foster Co. Class A	498	25,438
Lincoln Electric Holdings, Inc.	4,745	311,699
Manitex International, Inc. (a)	805	13,403
Middleby Corp. (a)	1,096	261,747
NN, Inc.	1,290	31,644
Nordson Corp.	3,718	303,166
Omega Flex, Inc.	528	10,417
PACCAR, Inc.	20,144	1,276,324
PMFG, Inc. (a)	814	4,119
RBC Bearings, Inc.	1,328	79,640
Sun Hydraulics Corp.	1,540	56,857
Tecumseh Products Co. (a)	1,579	7,690
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	2,794	$ 98,097
Twin Disc, Inc.	506	16,420
Westport Innovations, Inc. (a)	3,171	48,167
Woodward, Inc.	3,922	175,313
		3,207,684
Marine - 0.1%
Diana Containerships, Inc.	2,201	6,097
DryShips, Inc. (d)	23,547	70,876
Eagle Bulk Shipping, Inc. (a)(d)	998	3,323
Euroseas Ltd.	2,002	2,462
Paragon Shipping, Inc. Class A (a)	1,932	10,742
Rand Logistics, Inc. (a)	1,550	9,238
Star Bulk Carriers Corp. (a)	1,772	18,907
Ultrapetrol (Bahamas) Ltd. (a)	8,547	25,812
		147,457
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	745	46,436
Acacia Research Corp. (d)	2,627	42,400
Advisory Board Co. (a)	2,116	102,393
Barrett Business Services, Inc.	402	18,958
Corp. Resources Services, Inc. (a)(d)	7,375	17,921
CRA International, Inc. (a)	704	15,770
Exponent, Inc.	911	64,435
Heidrick & Struggles International, Inc.	1,106	20,660
Hudson Global, Inc. (a)	1,431	5,681
Huron Consulting Group, Inc. (a)	1,221	82,881
ICF International, Inc. (a)	1,168	43,450
Kelly Services, Inc. Class A (non-vtg.)	1,862	33,069
Kforce, Inc.	2,325	51,220
Lightbridge Corp. (a)(d)	1,048	2,505
Odyssey Marine Exploration, Inc. (a)(d)	5,746	7,929
Paylocity Holding Corp. (a)	2,797	54,458
Pendrell Corp. (a)	11,772	18,953
Resources Connection, Inc.	2,475	30,690
RPX Corp. (a)	2,600	42,250
Verisk Analytics, Inc. (a)	9,673	572,545
VSE Corp.	292	18,078
		1,292,682
Road & Rail - 0.6%
AMERCO	1,118	308,680
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
ArcBest Corp.	1,480	$ 63,300
Avis Budget Group, Inc. (a)	6,256	358,031
Covenant Transport Group, Inc. Class A (a)	1,255	13,353
Heartland Express, Inc. (d)	5,112	110,547
J.B. Hunt Transport Services, Inc.	6,832	530,573
Landstar System, Inc.	2,561	166,286
Marten Transport Ltd.	1,725	41,555
Old Dominion Freight Lines, Inc. (a)	4,934	315,579
P.A.M. Transportation Services, Inc. (a)	684	17,736
Patriot Transportation Holding, Inc. (a)	639	21,707
Quality Distribution, Inc. (a)	1,238	17,815
Saia, Inc. (a)	1,396	60,838
Student Transportation, Inc.	5,913	37,410
U.S.A. Truck, Inc. (a)	616	10,410
Universal Truckload Services, Inc.	1,879	45,641
Werner Enterprises, Inc.	3,941	104,042
YRC Worldwide, Inc. (a)(d)	1,854	41,511
		2,265,014
Trading Companies & Distributors - 0.4%
Aceto Corp.	1,414	24,646
Beacon Roofing Supply, Inc. (a)	2,871	99,050
DXP Enterprises, Inc. (a)	860	59,830
Fastenal Co.	16,937	825,679
General Finance Corp. (a)	1,985	17,825
H&E Equipment Services, Inc. (a)	1,892	65,558
HD Supply Holdings, Inc. (a)	11,075	290,940
Houston Wire & Cable Co.	1,133	13,426
Lawson Products, Inc. (a)	880	14,432
Rush Enterprises, Inc.:
Class A (a)	1,526	50,633
Class B (a)	912	27,269
Stock Building Supply Holdings, Inc.	1,290	24,691
Titan Machinery, Inc. (a)	1,221	21,380
Willis Lease Finance Corp. (a)	839	15,421
		1,550,780
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	291	$ 8,689
Pingtan Marine Enterprise Ltd. (a)(d)	6,736	22,027
		30,716
TOTAL INDUSTRIALS		17,971,541
INFORMATION TECHNOLOGY - 47.3%
Communications Equipment - 5.1%
ADTRAN, Inc.	3,572	80,156
Alliance Fiber Optic Products, Inc. (d)	1,204	24,417
Ambient Corp. (a)	880	1,047
Applied Optoelectronics, Inc.	791	16,935
Arris Group, Inc. (a)	7,887	261,139
Aruba Networks, Inc. (a)	6,081	112,590
AudioCodes Ltd. (a)(d)	2,904	18,498
Aviat Networks, Inc. (a)	4,432	4,698
Bel Fuse, Inc. Class B (non-vtg.)	539	14,790
Black Box Corp.	1,144	27,879
Brocade Communications Systems, Inc.	25,070	228,638
CalAmp Corp. (a)(d)	1,813	34,628
Ceragon Networks Ltd. (a)	1,959	4,545
Cisco Systems, Inc.	295,290	7,270,040
Clearfield, Inc. (a)	961	16,337
CommScope Holding Co., Inc.	10,831	286,372
Communications Systems, Inc.	1,283	14,562
Comtech Telecommunications Corp.	906	29,599
Digi International, Inc. (a)	1,970	17,513
DragonWave, Inc. (a)	2,051	2,705
EchoStar Holding Corp. Class A (a)	2,600	132,782
EMCORE Corp. (a)(d)	3,760	16,055
EXFO, Inc. (sub. vtg.) (a)	1,327	5,679
Extreme Networks, Inc. (a)	5,160	20,537
F5 Networks, Inc. (a)(d)	4,353	472,518
Finisar Corp. (a)(d)	5,648	134,140
Gilat Satellite Networks Ltd. (a)	3,553	17,516
Harmonic, Inc. (a)	5,797	41,970
Infinera Corp. (a)	7,245	65,930
InterDigital, Inc. (d)	2,188	83,122
Ituran Location & Control Ltd.	1,134	26,615
Ixia (a)	4,400	51,128
JDS Uniphase Corp. (a)	13,617	149,378
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
KVH Industries, Inc. (a)	749	$ 10,171
Meru Networks, Inc. (a)(d)	2,779	9,949
Mitel Networks Corp. (a)	5,511	60,952
NETGEAR, Inc. (a)	2,144	70,473
Novatel Wireless, Inc. (a)	2,928	4,948
NumereX Corp. Class A (a)	1,219	13,787
Oclaro, Inc. (a)	4,211	8,927
Oplink Communications, Inc. (a)	1,002	16,894
Parkervision, Inc. (a)(d)	5,991	29,296
PC-Tel, Inc.	1,634	11,438
Polycom, Inc. (a)	8,466	107,942
Procera Networks, Inc. (a)	792	7,659
QUALCOMM, Inc.	96,697	7,779,274
Radware Ltd. (a)	2,191	37,072
Riverbed Technology, Inc. (a)	9,393	190,866
ShoreTel, Inc. (a)	3,966	27,603
Sierra Wireless, Inc. (a)(d)	1,927	36,130
Silicom Ltd.	506	24,182
Sonus Networks, Inc. (a)	17,218	63,190
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	12,317	153,347
Tessco Technologies, Inc.	508	15,499
Ubiquiti Networks, Inc. (a)(d)	5,131	179,380
UTStarcom Holdings Corp. (a)	2,031	5,260
ViaSat, Inc. (a)	2,685	145,608
Westell Technologies, Inc. Class A (a)	4,073	10,020
Wi-Lan, Inc.	6,998	21,879
		18,726,204
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	1,540	22,345
CDW Corp.	10,017	294,600
Cognex Corp. (a)	5,068	182,448
Coherent, Inc. (a)	1,320	79,174
Control4 Corp.	1,290	21,891
CUI Global, Inc. (a)	1,535	12,741
Daktronics, Inc.	2,580	32,018
Deswell Industries, Inc.	1,260	2,659
DTS, Inc. (a)	886	16,045
Echelon Corp. (a)	2,684	6,952
Electro Rent Corp.	1,584	25,582
Electro Scientific Industries, Inc.	1,958	14,274
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FARO Technologies, Inc. (a)	1,012	$ 43,030
FEI Co.	2,414	201,448
Flextronics International Ltd. (a)	34,740	353,306
FLIR Systems, Inc.	8,187	285,808
GSI Group, Inc. (a)	2,200	26,664
HLS Systems International Ltd. (a)	2,915	61,244
I. D. Systems Inc. (a)	881	3,683
Identive Group, Inc. (a)	453	3,243
II-VI, Inc. (a)	3,488	46,948
Insight Enterprises, Inc. (a)	2,389	64,933
IPG Photonics Corp. (a)	3,039	191,761
Itron, Inc. (a)	2,257	86,782
Littelfuse, Inc.	1,422	124,653
LoJack Corp. (a)	1,541	8,383
Maxwell Technologies, Inc. (a)	1,606	27,880
Measurement Specialties, Inc. (a)	991	62,958
Mercury Systems, Inc. (a)	1,392	16,314
Mesa Laboratories, Inc.	200	16,004
MTS Systems Corp.	844	55,873
Multi-Fineline Electronix, Inc. (a)	1,634	16,896
National Instruments Corp.	7,308	209,301
Neonode, Inc. (a)(d)	2,037	7,191
NetList, Inc. (a)(d)	3,333	4,166
Newport Corp. (a)	2,583	47,863
Orbotech Ltd. (a)	2,068	31,868
OSI Systems, Inc. (a)	1,045	59,513
PC Connection, Inc.	1,834	38,386
PC Mall, Inc. (a)	1,426	14,203
Plexus Corp. (a)	2,051	85,650
RadiSys Corp. (a)	1,370	4,466
Richardson Electronics Ltd.	706	7,187
Rofin-Sinar Technologies, Inc. (a)	1,639	38,090
Sanmina Corp. (a)	4,517	91,921
ScanSource, Inc. (a)	1,766	65,519
Speed Commerce, Inc. (a)	2,135	7,707
Tech Data Corp. (a)	2,134	126,994
Trimble Navigation Ltd. (a)	14,974	540,112
TTM Technologies, Inc. (a)	4,259	31,943
Uni-Pixel, Inc. (a)	639	3,355
Universal Display Corp. (a)(d)	2,708	70,841
Viasystems Group, Inc. (a)	1,037	10,764
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Zebra Technologies Corp. Class A (a)	2,903	$ 215,693
Zygo Corp. (a)	1,475	28,350
		4,149,623
Internet Software & Services - 10.9%
21Vianet Group, Inc. ADR (a)(d)	2,530	68,209
Akamai Technologies, Inc. (a)	10,329	561,278
Angie's List, Inc. (a)	3,786	40,321
Autobytel, Inc. (a)	512	6,656
Baidu.com, Inc. sponsored ADR (a)	15,826	2,627,116
Bazaarvoice, Inc. (a)(d)	4,026	26,491
Benefitfocus, Inc. (d)	1,454	53,856
Blucora, Inc. (a)	2,052	38,926
Borderfree, Inc. (a)	1,300	19,396
Brightcove, Inc. (a)	2,112	20,001
Carbonite, Inc. (a)	1,508	16,829
China Finance Online Co. Ltd. ADR (a)	1,342	4,402
ChinaCache International Holdings Ltd. sponsored ADR (a)	865	12,300
comScore, Inc. (a)	2,130	66,520
Constant Contact, Inc. (a)	1,760	51,990
Conversant, Inc. (a)(d)	4,012	94,603
Cornerstone OnDemand, Inc. (a)	3,113	125,111
CoStar Group, Inc. (a)	1,653	262,083
Criteo SA sponsored ADR (d)	578	16,618
DealerTrack Holdings, Inc. (a)	3,064	121,671
Digital River, Inc. (a)	2,228	35,069
E2open, Inc. (a)(d)	1,330	23,381
EarthLink Holdings Corp.	6,534	23,784
eBay, Inc. (a)	74,323	3,770,406
eGain Communications Corp. (a)	1,364	8,961
Endurance International Group Holdings, Inc. (d)	7,115	92,851
Equinix, Inc. (a)	2,882	572,798
Facebook, Inc. Class A (a)	113,035	7,155,116
GigaMedia Ltd. (a)	3,125	3,438
Global Eagle Entertainment, Inc. (a)(d)	4,523	50,341
Gogo, Inc. (d)	4,691	84,860
Google, Inc.:
Class A (a)	16,070	9,186,416
Class C (a)	16,070	9,014,949
IAC/InterActiveCorp	4,448	294,502
Internap Network Services Corp. (a)	3,351	23,993
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internet Initiative Japan, Inc. sponsored ADR	649	$ 8,372
iPass, Inc. (a)	5,529	7,132
j2 Global, Inc.	2,517	119,205
Limelight Networks, Inc. (a)	11,948	26,047
Liquidity Services, Inc. (a)(d)	1,744	26,823
LiveDeal, Inc. (a)(d)	975	4,553
LivePerson, Inc. (a)	3,366	32,044
LogMeIn, Inc. (a)	1,542	65,643
Marchex, Inc. Class B	1,997	20,629
Marketo, Inc.	2,318	53,731
Mediabistro, Inc. (a)	354	319
MercadoLibre, Inc. (d)	2,514	213,866
Move, Inc. (a)	2,266	29,639
Net Element International, Inc. (a)(d)	1,422	3,171
NetEase.com, Inc. sponsored ADR (d)	4,318	307,269
NIC, Inc.	4,122	68,302
OpenTable, Inc. (a)(d)	1,390	94,173
Perficient, Inc. (a)	2,223	39,214
Perion Network Ltd. (a)	3,819	39,374
Points International Ltd. (a)	1,170	28,724
QuinStreet, Inc. (a)	2,565	14,261
RealNetworks, Inc. (a)	2,029	15,603
Rediff.com India Ltd. sponsored ADR (a)	880	2,411
Reis, Inc.	550	10,148
Rocket Fuel, Inc. (d)	2,027	50,675
SciQuest, Inc. (a)	1,171	19,825
Sify Technologies Ltd. sponsored ADR (a)(d)	2,552	5,308
SINA Corp. (a)(d)	3,754	168,217
Sohu.com, Inc. (a)	2,164	124,993
SPS Commerce, Inc. (a)	1,009	57,402
Stamps.com, Inc. (a)	990	31,997
Support.com, Inc. (a)	4,026	9,260
Synacor, Inc. (a)	6,213	14,104
TechTarget, Inc. (a)	2,200	17,512
TheStreet.com, Inc.	3,928	10,174
Travelzoo, Inc. (a)	1,101	21,194
TrueCar, Inc. (d)	4,000	43,840
Tucows, Inc. (a)	852	11,681
United Online, Inc.	675	7,371
Unwired Planet, Inc.	5,568	12,027
VeriSign, Inc. (a)(d)	7,771	389,172
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VistaPrint Ltd. (a)(d)	1,882	$ 75,318
Vocus, Inc. (a)	1,199	21,558
Web.com Group, Inc. (a)	3,004	103,458
WebMD Health Corp. (a)(d)	2,318	99,210
Wix.com Ltd. (a)	2,070	36,970
Xoom Corp. (a)(d)	2,357	52,325
Yahoo!, Inc. (a)	57,934	2,007,413
Yandex NV (a)(d)	14,468	450,534
YY, Inc. ADR (a)(d)	1,783	116,091
Zillow, Inc. (a)(d)	1,884	222,350
Zix Corp. (a)	3,260	10,758
		39,996,632
IT Services - 2.2%
Acxiom Corp. (a)	4,262	96,875
Amdocs Ltd.	9,177	441,597
Automatic Data Processing, Inc.	27,416	2,184,507
Blackhawk Network Holdings, Inc. (a)(d)	2,290	56,884
Cardtronics, Inc. (a)	2,624	76,044
Cass Information Systems, Inc.	682	34,386
China Information Technology, Inc. (a)	1,391	5,703
Cognizant Technology Solutions Corp. Class A (a)	34,918	1,697,364
Computer Task Group, Inc.	1,046	16,234
CSG Systems International, Inc.	1,986	52,172
Datalink Corp. (a)	1,326	12,305
Euronet Worldwide, Inc. (a)	2,910	137,177
ExlService Holdings, Inc. (a)	2,121	60,109
Fiserv, Inc. (a)	14,271	857,830
Forrester Research, Inc.	1,457	55,104
Hackett Group, Inc.	2,486	15,165
iGATE Corp. (a)	3,486	121,557
Information Services Group, Inc. (a)	1,827	9,373
Innodata, Inc. (a)	1,849	6,009
Jack Henry & Associates, Inc.	4,973	288,384
Lionbridge Technologies, Inc. (a)	3,147	17,718
ManTech International Corp. Class A	1,171	34,533
Mattersight Corp. (a)	1,543	7,823
ModusLink Global Solutions, Inc. (a)(d)	2,442	8,816
MoneyGram International, Inc. (a)	3,080	40,594
NCI, Inc. Class A (a)	715	6,850
Paychex, Inc.	21,054	865,530
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
PFSweb, Inc. (a)	595	$ 4,897
Planet Payment, Inc. (a)	4,528	12,769
PRG-Schultz International, Inc. (a)	2,536	16,180
QIWI PLC Class B sponsored ADR	1,337	56,488
Sabre Corp. (d)	15,500	297,600
Sapient Corp. (a)	8,110	133,410
ServiceSource International, Inc. (a)	3,811	17,340
Sykes Enterprises, Inc. (a)	2,508	50,611
Syntel, Inc. (a)	2,381	192,623
Teletech Holdings, Inc. (a)	3,245	85,603
Virtusa Corp. (a)	1,462	50,015
		8,124,179
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Energy Industries, Inc. (a)	2,200	43,054
Aixtron AG sponsored ADR (a)(d)	272	3,996
Alpha & Omega Semiconductor Ltd. (a)	1,686	13,893
Altera Corp.	18,343	607,704
Ambarella, Inc. (a)(d)	1,634	42,386
Amkor Technology, Inc. (a)	13,504	136,525
Amtech Systems, Inc. (a)	583	5,760
ANADIGICS, Inc. (a)(d)	4,422	4,776
Analog Devices, Inc.	18,053	945,616
Applied Materials, Inc.	69,356	1,400,298
Applied Micro Circuits Corp. (a)(d)	3,547	31,923
ARM Holdings PLC sponsored ADR (d)	7,460	344,652
ASM International NV (depositary receipt)	309	12,882
ASML Holding NV (d)	5,253	451,128
Atmel Corp. (a)	24,007	201,179
Audience, Inc. (a)	1,393	17,287
Avago Technologies Ltd.	14,321	1,012,065
Axcelis Technologies, Inc. (a)	6,689	12,575
AXT, Inc. (a)	2,913	6,409
Broadcom Corp. Class A	30,761	980,353
Brooks Automation, Inc.	4,145	40,248
Cabot Microelectronics Corp. (a)	1,436	61,791
Camtek Ltd. (a)	2,179	7,082
Canadian Solar, Inc. (a)(d)	2,915	75,061
Cascade Microtech, Inc. (a)	1,178	14,101
Cavium, Inc. (a)(d)	3,180	155,756
Ceva, Inc. (a)	1,540	24,101
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
China Sunergy Co. Ltd. ADR (a)	643	$ 2,154
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	1,578	38,519
Cirrus Logic, Inc. (a)(d)	3,546	78,473
Cohu, Inc.	1,298	13,966
Cree, Inc. (a)(d)	7,053	339,390
Cypress Semiconductor Corp. (d)	9,372	96,063
Diodes, Inc. (a)	2,382	65,910
DSP Group, Inc. (a)	1,914	16,058
Entegris, Inc. (a)	7,656	87,814
Entropic Communications, Inc. (a)	4,761	15,664
EZchip Semiconductor Ltd. (a)	1,496	36,667
Fairchild Semiconductor International, Inc. (a)	6,985	102,470
First Solar, Inc. (a)	5,657	349,489
FormFactor, Inc. (a)	2,717	19,725
GSI Technology, Inc. (a)	1,787	10,061
GT Advanced Technologies, Inc. (a)	7,742	130,530
Hanwha Solarone Co. Ltd. ADR (a)	2,624	6,508
Himax Technologies, Inc. sponsored ADR (d)	5,925	39,283
Hittite Microwave Corp.	1,673	98,372
Ikanos Communications, Inc. (a)	2,728	1,279
Integrated Device Technology, Inc. (a)	8,892	118,264
Integrated Silicon Solution, Inc. (a)	1,480	20,779
Intel Corp.	285,169	7,790,817
Intermolecular, Inc. (a)(d)	2,200	5,368
Intersil Corp. Class A	7,244	101,923
IXYS Corp.	2,382	26,940
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,399	13,920
KLA-Tencor Corp.	9,501	622,506
Kopin Corp. (a)	4,846	15,410
Kulicke & Soffa Industries, Inc. (a)	4,987	70,267
Lam Research Corp.	9,308	577,468
Lattice Semiconductor Corp. (a)	7,173	56,738
Linear Technology Corp.	13,156	607,281
M/A-COM Technology Solutions, Inc. (a)	2,472	45,213
Marvell Technology Group Ltd.	28,435	442,733
Mattson Technology, Inc. (a)	3,191	6,765
Maxim Integrated Products, Inc.	16,492	564,851
Mellanox Technologies Ltd. (a)(d)	2,488	78,571
Micrel, Inc.	3,507	37,350
Microchip Technology, Inc. (d)	11,359	540,688
Micron Technology, Inc. (a)	60,878	1,740,502
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microsemi Corp. (a)	5,464	$ 132,939
MKS Instruments, Inc.	2,871	82,828
Monolithic Power Systems, Inc. (a)	2,030	79,759
Montage Tech Group Ltd.	1,677	31,796
MoSys, Inc. (a)(d)	2,244	7,450
Nanometrics, Inc. (a)	1,172	20,112
Nova Measuring Instruments Ltd. (a)	1,607	17,581
NVE Corp. (a)	329	17,493
NVIDIA Corp.	32,802	623,238
NXP Semiconductors NV (a)	14,437	896,538
O2Micro International Ltd. sponsored ADR (a)	2,382	8,313
Omnivision Technologies, Inc. (a)	3,081	69,261
ON Semiconductor Corp. (a)	26,121	226,991
PDF Solutions, Inc. (a)	1,980	39,442
Peregrine Semiconductor Corp. (a)	1,650	10,527
Pericom Semiconductor Corp. (a)	1,986	17,735
Photronics, Inc. (a)	3,279	28,822
Pixelworks, Inc. (a)(d)	871	5,418
PLX Technology, Inc. (a)	3,081	17,777
PMC-Sierra, Inc. (a)	10,367	73,295
Power Integrations, Inc.	1,855	93,288
QuickLogic Corp. (a)(d)	2,267	9,657
Rambus, Inc. (a)	6,537	79,098
RDA Microelectronics, Inc. sponsored ADR	1,396	23,634
RF Micro Devices, Inc. (a)	16,352	153,872
Rubicon Technology, Inc. (a)	1,392	11,818
SemiLEDs Corp. (a)	1,611	1,534
Semtech Corp. (a)	3,812	98,883
Sigma Designs, Inc. (a)	1,678	5,772
Silicon Image, Inc. (a)	4,780	24,999
Silicon Laboratories, Inc. (a)	2,390	107,837
Silicon Motion Technology Corp. sponsored ADR	1,805	29,945
Siliconware Precision Industries Co. Ltd. sponsored ADR	5,193	41,025
Skyworks Solutions, Inc.	10,885	471,429
SunEdison Semiconductor Pte Lt	2,300	35,420
SunPower Corp. (a)	7,063	235,480
Synaptics, Inc. (a)(d)	1,980	134,798
Tessera Technologies, Inc.	3,375	75,904
Texas Instruments, Inc.	61,741	2,900,592
Tower Semiconductor Ltd. (a)	975	9,263
TriQuint Semiconductor, Inc. (a)	9,417	146,529
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultra Clean Holdings, Inc. (a)	1,563	$ 12,942
Ultratech, Inc. (a)	1,457	36,979
Veeco Instruments, Inc. (a)(d)	2,202	73,371
Vitesse Semiconductor Corp. (a)	3,000	11,280
Xcerra Corp. (a)	2,974	28,699
Xilinx, Inc.	15,334	720,085
		29,666,798
Software - 9.6%
ACI Worldwide, Inc. (a)	2,310	125,456
Activision Blizzard, Inc.	39,952	830,203
Actuate Corp. (a)	2,552	11,918
Adobe Systems, Inc. (a)	28,629	1,847,716
Advent Software, Inc.	3,080	93,201
Allot Communications Ltd. (a)(d)	2,440	32,403
American Software, Inc. Class A	2,705	25,995
ANSYS, Inc. (a)	5,264	386,641
Aspen Technology, Inc. (a)	5,225	224,623
Autodesk, Inc. (a)	13,062	684,057
AutoNavi Holdings Ltd. ADR (a)	1,815	37,806
Blackbaud, Inc.	2,961	101,414
BluePhoenix Solutions Ltd. (a)	462	1,728
Bottomline Technologies, Inc. (a)	2,278	65,652
BroadSoft, Inc. (a)(d)	1,550	33,434
CA Technologies, Inc.	25,281	725,312
Cadence Design Systems, Inc. (a)	16,370	273,215
Callidus Software, Inc. (a)	2,384	25,056
Changyou.com Ltd. (A Shares) ADR (a)(d)	542	14,634
Check Point Software Technologies Ltd. (a)(d)	10,967	707,152
China Mobile Games & Entertainment Group Ltd. ADR (a)(d)	450	8,735
Cinedigm Corp. (a)	5,201	12,690
Citrix Systems, Inc. (a)	9,396	582,270
ClickSoftware Technologies Ltd.	1,614	13,364
CommVault Systems, Inc. (a)	2,810	137,465
Compuware Corp.	11,846	117,275
Comverse, Inc. (a)	1,171	28,982
Concur Technologies, Inc. (a)(d)	3,316	283,087
Covisint Corp. (d)	2,070	10,474
Datawatch Corp. (a)(d)	753	11,378
Descartes Systems Group, Inc. (a)	3,820	51,013
Digimarc Corp.	572	18,224
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Ebix, Inc. (d)	1,882	$ 29,434
Electronic Arts, Inc. (a)	17,801	625,349
Envivio, Inc. (a)	2,210	4,906
EPIQ Systems, Inc.	2,200	26,532
ePlus, Inc. (a)	420	23,818
FalconStor Software, Inc. (a)	3,719	5,764
FireEye, Inc. (d)	7,967	261,875
Fortinet, Inc. (a)	9,585	215,375
Glu Mobile, Inc. (a)(d)	4,096	14,889
Guidance Software, Inc. (a)	1,894	18,182
Informatica Corp. (a)	6,511	238,237
Interactive Intelligence Group, Inc. (a)	1,080	54,745
Intuit, Inc.	16,167	1,281,881
Jive Software, Inc. (a)(d)	3,655	29,240
Kofax Ltd. (a)(d)	6,152	50,446
KongZhong Corp. sponsored ADR (a)	1,462	13,787
Magic Software Enterprises Ltd.	2,751	21,788
Majesco Entertainment Co. (a)	3,554	1,184
Manhattan Associates, Inc. (a)	4,442	144,187
Mentor Graphics Corp.	6,770	143,456
MICROS Systems, Inc. (a)	4,353	232,537
Microsoft Corp.	475,639	19,472,661
MicroStrategy, Inc. Class A (a)	506	71,407
Mitek Systems, Inc. (a)(d)	1,372	4,473
Monotype Imaging Holdings, Inc.	2,272	58,504
Net 1 UEPS Technologies, Inc. (a)	2,931	32,974
NetScout Systems, Inc. (a)	2,491	96,825
NICE Systems Ltd. sponsored ADR (d)	2,316	90,857
Nuance Communications, Inc. (a)(d)	18,160	293,920
Open Text Corp.	7,100	331,264
Parametric Technology Corp. (a)	6,872	252,890
Park City Group, Inc. (a)(d)	1,325	16,112
Pegasystems, Inc.	3,986	84,663
Perfect World Co. Ltd. sponsored ADR Class B (d)	2,310	42,781
Progress Software Corp. (a)	3,193	69,352
Proofpoint, Inc. (a)	1,884	60,137
QAD, Inc.:
Class A	676	15,203
Class B	242	4,385
Qlik Technologies, Inc. (a)	5,204	112,979
Qualys, Inc. (a)	2,092	49,455
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
RealPage, Inc. (a)(d)	4,624	$ 98,075
Rovi Corp. (a)	5,940	143,570
Sapiens International Corp. NV (a)	3,396	27,032
SeaChange International, Inc. (a)	1,920	18,394
Shanda Games Ltd. sponsored ADR (a)	3,800	25,346
Smith Micro Software, Inc. (a)	1,959	1,567
Splunk, Inc. (a)	6,540	273,764
SS&C Technologies Holdings, Inc. (a)	4,857	207,151
Sungy Mobile Ltd. ADR	551	6,656
Symantec Corp.	40,063	880,985
Synchronoss Technologies, Inc. (a)(d)	2,438	77,407
Synopsys, Inc. (a)	8,891	342,215
Take-Two Interactive Software, Inc. (a)	5,350	110,371
Tangoe, Inc. (a)(d)	1,927	28,828
TeleCommunication Systems, Inc. Class A (a)	2,200	6,974
TeleNav, Inc. (a)	2,585	14,450
The9 Ltd. sponsored ADR (a)	1,150	2,645
TIBCO Software, Inc. (a)	9,673	208,066
TigerLogic Corp. (a)	1,442	1,788
TiVo, Inc. (a)	6,674	79,421
Ultimate Software Group, Inc. (a)	1,628	206,968
Varonis Systems, Inc.	1,500	36,735
Vasco Data Security International, Inc. (a)	1,593	17,762
Verint Systems, Inc. (a)	3,170	146,866
Vringo, Inc. (a)(d)	5,445	17,914
Zynga, Inc. (a)	42,222	145,666
		35,247,643
Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	51,150	32,377,924
Astro-Med, Inc.	1,358	19,406
BlackBerry Ltd. (a)(d)	30,340	230,584
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,738	2,242
Concurrent Computer Corp.	528	4,229
Cray, Inc. (a)(d)	2,186	61,295
Dot Hill Systems Corp. (a)	5,000	21,450
Electronics for Imaging, Inc. (a)	2,829	115,112
Hutchinson Technology, Inc. (a)	1,546	3,231
Immersion Corp. (a)	1,958	21,166
Intevac, Inc. (a)	1,331	9,809
Logitech International SA	9,539	124,484
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
NetApp, Inc.	19,230	$ 711,702
QLogic Corp. (a)	5,756	57,215
Qumu Corp. (a)	582	8,876
SanDisk Corp.	12,948	1,251,165
Seagate Technology	18,926	1,016,894
Silicon Graphics International Corp. (a)(d)	1,480	13,068
Smart Technologies, Inc. Class A (a)	2,268	6,033
Stratasys Ltd. (a)(d)	2,796	260,084
Super Micro Computer, Inc. (a)	3,021	64,952
Western Digital Corp.	13,540	1,189,489
		37,570,410
TOTAL INFORMATION TECHNOLOGY		173,481,489
MATERIALS - 0.8%
Chemicals - 0.4%
A. Schulman, Inc.	1,902	66,969
Advanced Emissions Solutions, Inc. (a)	894	20,929
Balchem Corp.	1,760	97,046
Burcon NutraScience Corp. (a)	1,655	5,480
Codexis, Inc. (a)	4,342	6,209
Gulf Resources, Inc. (a)	1,716	3,672
Hawkins, Inc.	443	15,997
Innophos Holdings, Inc.	1,188	62,370
Innospec, Inc.	1,496	63,086
Landec Corp. (a)	1,568	18,832
Marrone Bio Innovations, Inc. (d)	1,346	14,631
Metabolix, Inc. (a)	1,497	1,228
Methanex Corp.	5,501	315,560
Penford Corp. (a)	693	8,302
Senomyx, Inc. (a)	2,201	15,099
Sigma Aldrich Corp.	6,909	680,744
Yongye International, Inc. (a)(d)	3,127	22,077
		1,418,231
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	1,943	87,775
U.S. Concrete, Inc. (a)(d)	1,060	26,034
United States Lime & Minerals, Inc.	199	12,754
		126,563
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	440	$ 14,023
Silgan Holdings, Inc.	3,473	169,587
UFP Technologies, Inc. (a)	706	17,156
		200,766
Metals & Mining - 0.3%
Century Aluminum Co. (a)	5,083	69,383
China Gerui Adv Mat Group Ltd. (a)	2,296	2,043
China Natural Resources, Inc. (a)	1,194	4,382
Globe Specialty Metals, Inc.	4,040	80,760
Handy & Harman Ltd. (a)	1,059	23,309
Haynes International, Inc.	638	33,878
Horsehead Holding Corp. (a)(d)	3,156	52,326
Kaiser Aluminum Corp.	1,088	74,495
Olympic Steel, Inc.	704	16,657
Pan American Silver Corp.	8,781	108,621
Randgold Resources Ltd. sponsored ADR (d)	2,859	211,366
Royal Gold, Inc.	3,639	228,238
Schnitzer Steel Industries, Inc. Class A	2,248	56,020
Silver Standard Resources, Inc. (a)	4,863	31,804
Steel Dynamics, Inc.	12,462	215,219
Sutor Technology Group Ltd. (a)	2,894	2,923
Universal Stainless & Alloy Products, Inc. (a)	384	11,574
		1,222,998
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	3,311	29,269
Pope Resources, Inc. LP	434	29,187
		58,456
TOTAL MATERIALS		3,027,014
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	4,799	36,088
Alaska Communication Systems Group, Inc. (a)	3,004	5,407
Atlantic Tele-Network, Inc.	803	44,823
B Communications Ltd.	1,542	28,419
Cbeyond, Inc. (a)	1,612	15,910
Cogent Communications Group, Inc.	2,596	95,195
Consolidated Communications Holdings, Inc.	2,343	47,844
Enventis Corp.	836	11,420
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
FairPoint Communications, Inc. (a)	1,372	$ 19,345
Frontier Communications Corp.	57,200	331,188
General Communications, Inc. Class A (a)	2,157	24,460
Hawaiian Telcom Holdco, Inc. (a)(d)	511	14,272
Hong Kong Television Network Ltd. sponsored ADR (a)	820	4,830
inContact, Inc. (a)	3,680	31,170
Inteliquent, Inc.	1,894	28,372
Internet Gold Golden Lines Ltd. (a)	1,056	11,067
Iridium Communications, Inc. (a)	3,594	28,464
Lumos Networks Corp.	1,325	19,981
ORBCOMM, Inc. (a)	3,966	25,303
Towerstream Corp. (a)	2,322	4,505
TW Telecom, Inc. (a)	8,448	277,010
VocalTec Communications Ltd. (a)	1,021	14,876
Windstream Holdings, Inc. (d)	35,743	342,061
		1,462,010
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV Series A sponsored ADR	865	16,695
Boingo Wireless, Inc. (a)	1,826	12,453
Leap Wireless International, Inc. rights	4,142	10,438
NII Holdings, Inc. (a)(d)	9,804	4,902
NTELOS Holdings Corp.	1,325	16,602
Partner Communications Co. Ltd. ADR (a)	842	7,014
SBA Communications Corp. Class A (a)	7,305	741,458
Shenandoah Telecommunications Co.	1,304	36,003
USA Mobility, Inc.	1,320	20,354
VimpelCom Ltd. sponsored ADR (d)	95,382	798,347
Vodafone Group PLC sponsored ADR	29,924	1,047,639
		2,711,905
TOTAL TELECOMMUNICATION SERVICES		4,173,915
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	1,786	67,046
Otter Tail Corp.	2,091	59,761
		126,807
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	707	13,935
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.0%
Pattern Energy Group, Inc.	2,070	$ 62,825
Water Utilities - 0.0%
Artesian Resources Corp. Class A	550	12,309
Cadiz, Inc. (a)(d)	1,725	14,024
Connecticut Water Service, Inc.	682	21,872
Consolidated Water Co., Inc.	1,034	10,536
Middlesex Water Co.	1,373	28,105
Pure Cycle Corp. (a)	2,134	12,206
York Water Co.	622	12,670
		111,722
TOTAL UTILITIES		315,289
TOTAL COMMON STOCKS (Cost $294,256,132)		366,374,983
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.10% (b)	12,344	12,344
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	30,009,821	30,009,821
TOTAL MONEY MARKET FUNDS (Cost $30,022,165)		30,022,165
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $324,278,297)		396,397,148
NET OTHER ASSETS (LIABILITIES) - (8.1)%		(29,653,648)
NET ASSETS - 100%		$ 366,743,500
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 198
Fidelity Securities Lending Cash Central Fund	127,538
Total	$ 127,736
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 68,648,383	$ 68,648,383	$ -	$ -
Consumer Staples	14,285,668	14,285,668	-	-
Energy	4,687,748	4,687,748	-	-
Financials	25,156,747	25,155,604	1,143	-
Health Care	54,627,189	54,627,182	-	7
Industrials	17,971,541	17,966,913	-	4,628
Information Technology	173,481,489	173,481,489	-	-
Materials	3,027,014	3,027,014	-	-
Telecommunication Services	4,173,915	4,163,477	-	10,438
Utilities	315,289	315,289	-	-
Money Market Funds	30,022,165	30,022,165	-	-
Total Investments in Securities:	$ 396,397,148	$ 396,380,932	$ 1,143	$ 15,073

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,957,461) - See accompanying schedule: Unaffiliated issuers (cost $294,256,132)	$ 366,374,983
Fidelity Central Funds (cost $30,022,165)	30,022,165
Total Investments (cost $324,278,297)		$ 396,397,148
Cash		79,445
Foreign currency held at value (cost $97)		97
Receivable for investments sold		90,333
Dividends receivable		366,749
Distributions receivable from Fidelity Central Funds		24,627
Prepaid expenses		151
Receivable from investment adviser for expense reductions		77,307
Other receivables		63
Total assets		397,035,920

Liabilities
Accrued management fee	$ 71,361
Distribution and service plan fees payable	81,186
Other affiliated payables	11,566
Other payables and accrued expenses	118,486
Collateral on securities loaned, at value	30,009,821
Total liabilities		30,292,420

Net Assets		$ 366,743,500
Net Assets consist of:
Paid in capital		$ 295,699,284
Undistributed net investment income		720,622
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,795,257)
Net unrealized appreciation (depreciation) on investments		72,118,851
Net Assets, for 2,200,000 shares outstanding		$ 366,743,500
Net Asset Value, offering price and redemption price per share ($366,743,500 ÷ 2,200,000 shares)		$ 166.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 2,059,189
Special dividends		987,174
Income from Fidelity Central Funds		127,736
Total income		3,174,099

Expenses
Management fee	$ 407,195
Transfer agent fees	48,539
Distribution and service plan fees	152,754
Licensing fees	101,836
Accounting and security lending fees	66,592
Independent trustees' compensation	642
Audit	39,089
Legal	416
Miscellaneous	7,829
Total expenses before reductions	824,892
Expense reductions	(468,968)	355,924
Net investment income (loss)		2,818,175
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(101,709)
Foreign currency transactions	(188)
Total net realized gain (loss)		(101,897)
Change in net unrealized appreciation (depreciation) on: Investment securities	12,395,282
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		12,395,283
Net gain (loss)		12,293,386
Net increase (decrease) in net assets resulting from operations		$ 15,111,561

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,818,175	$ 2,868,241
Net realized gain (loss)	(101,897)	42,143,805
Change in net unrealized appreciation (depreciation)	12,395,283	23,614,910
Net increase (decrease) in net assets resulting from operations	15,111,561	68,626,956
Distributions to shareholders from net investment income	(2,674,000)	(2,596,000)
Share transactions Proceeds from sales of shares	66,176,293	127,178,516
Cost of shares redeemed	-	(83,472,013)
Net increase (decrease) in net assets resulting from share transactions	66,176,293	43,706,503
Total increase (decrease) in net assets	78,613,854	109,737,459

Net Assets
Beginning of period	288,129,646	178,392,187
End of period (including undistributed net investment income of $720,622 and undistributed net investment income of $576,447, respectively)	$ 366,743,500	$ 288,129,646
Other Information Shares
Sold	400,000	900,000
Redeemed	-	(600,000)
Net increase (decrease)	400,000	300,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 160.07	$ 118.93	$ 103.48	$ 98.68	$ 84.65	$ 60.62
Income from Investment Operations
Net investment income (loss) D	1.36 G	1.75	1.35	.93	.71	.55
Net realized and unrealized gain (loss)	6.58	41.06	15.29	4.74	13.92	23.95
Total from investment operations	7.94	42.81	16.64	5.67	14.63	24.50
Distributions from net investment income	(1.31)	(1.67)	(1.19)	(.87)	(.60)	(.47)
Net asset value, end of period	$ 166.70	$ 160.07	$ 118.93	$ 103.48	$ 98.68	$ 84.65
Total Return B, C	4.97%	36.35%	16.13%	5.75%	17.35%	40.62%
Ratios to Average Net Assets E, H
Expenses before reductions	.49% A	.51%	.52%	.53%	.58%	.65%
Expenses net of fee waivers, if any	.21% A	.26%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.21% A	.26%	.30%	.30%	.30%	.30%
Net investment income (loss)	1.66% A, G	1.28%	1.16%	.88%	.78%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 366,744	$ 288,130	$ 178,392	$ 155,223	$ 148,024	$ 126,970
Portfolio turnover rate F, I	8% A	10%	10%	6%	6%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.08%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity® Nasdaq Composite Index® Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management &

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 90,756,650
Gross unrealized depreciation	(19,177,096)
Net unrealized appreciation (depreciation) on securities and other investments	$ 71,579,554

Tax cost	$ 324,817,594

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (138,663)
2017	(1,453,838)
2018	(118,806)
Total capital loss carryforward	$ (1,711,307)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,774,494 and $13,327,420, respectively.

Securities received in-kind through subscriptions totaled $65,998,707.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a distribution fee based on .09% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Licensing Fees. Under the terms of a license agreement, the investment adviser pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. The investment adviser has entered into a sub-license agreement with the Fund whereby the Fund pays the investment adviser the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $127,538.

7. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .21% of average net assets. This waiver will remain in place through January 31, 2015. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $468,958.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ETF-USAN-0714
1.802769.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2014